UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2010



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2010






[LOGO OF USAA]
   USAA (R)

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA EXTENDED MARKET INDEX FUND
       JUNE 30, 2010

 ===============================================

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

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500 INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX.

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TYPES OF INVESTMENTS

Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio or the Series), which is a separate fund advised by BlackRock Advisors, LLC, with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones U.S. Completion Total Stock Market Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

    Financial Statements                                                     12

    Financial Highlights                                                     15

    Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                              22

ADVISORY AGREEMENT                                                           24

  MASTER EXTENDED MARKET INDEX SERIES:

    Schedule of Investments                                                  31

    Financial Statements                                                     85

    Financial Highlights                                                     88

    Notes to Financial Statements                                            89

ADVISORY AGREEMENTS                                                          98

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

". . . INVESTORS MAY WANT TO REVIEW THEIR
LONG-TERM INVESTMENT STRATEGY. IT'S VITAL TO       [PHOTO OF DANIEL S. McNAMARA]
CONTINUE -- AND EVEN INCREASE -- INVESTING
IF YOU WANT TO LIVE THE RETIREMENT LIFESTYLE
YOU ENVISION."

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JULY 2010

At the beginning of 2010, optimism permeated the financial markets. Stocks had just finished a strong year (the S&P 500 Index was up 26.5% in 2009). Supported by stimulus spending by the federal government, the U.S. economy was showing signs of improvement. The housing market was stabilizing after several years of falling prices. At the same time, corporate earnings, driven by surprisingly strong top-line growth, were better than expected. Unemployment remained high, but renewed job growth was widely expected at any moment.

During the spring, however, the markets were rattled by the European debt crisis and its potential impact on European banks. There was growing investor uncertainty about regulatory changes pending in Washington (related to the health care, financial, and energy industries). Sentiment was further eroded by the still-unexplained April "flash crash" in the U.S. stock market and BP's oil spill in the Gulf of Mexico.

As a result, the outlook for the U.S. economy grew more uncertain as 2010 progressed. The federal government is winding down its stimulus spending and many observers have questioned whether the nation's economic recovery will be self-sustaining. The housing market has suffered more setbacks. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963. Meanwhile, unemployment remains stubbornly high with most of the job growth coming from government hiring of census workers.

Bonds generally provided positive results during the six-month period, but the performance of the stock market was disappointing (the S&P 500 Index returned -6.7% between January 1 and June 30, 2010). Many investors continue to stay on the sidelines, primarily in low-yielding money market funds. But while there is reason for caution, long-term investors should also take into account the improvement in U.S. corporate balance sheets and the favorable outlook for U.S. corporate earnings.

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2  | USAA EXTENDED MARKET INDEX FUND

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While I find investors' lack of engagement understandable, I grow more concerned about it with every passing day. Americans are not saving enough for their retirements. Two-thirds have less than $50,000 in retirement savings (excluding the value of their home and any traditional pension).

Fortunately, many people still have time to grow their retirement nest egg. Furthermore, a number of catch-up provisions allow those over the age of 50 to increase their contributions to individual retirement accounts (IRAs). Under the circumstances, investors may want to review their long-term investment strategy. It's vital to continue -- and even increase -- investing if you want to live the retirement lifestyle you envision. However, this is based upon what is most suitable for your needs. For assistance, please feel free to call one of our USAA service representatives at 1-800-531-8722. They are available to help you free of charge.

At USAA Investment Management Company, we are proud of the investment team that manages our family of no-load mutual funds. Seasoned professionals all, they understand the markets and are skilled at making the tactical decisions necessary to pursue opportunities during market declines and to help reduce exposure when valuations are rich. This ability can be especially valuable during periods of market turmoil. I would argue that given the economic headwinds it may be more important than ever. Certainly, it makes sense to have some of the industry's top investment talent managing your hard-earned money.

Rest assured that in the months ahead, we will continue working hard on your behalf. From all of us, thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

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o  PERFORMANCE

   For the 6-month period ended June 30, 2010, the USAA Extended Market Index Fund returned -1.08% and the Fund's benchmark, the Dow Jones U.S. Completion Total Stock Market Index, returned (.97%).

O  PERFORMANCE ANALYSIS

   At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including U.S. equities) have been struggling.

   Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less-positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed "flight to quality," abandoning risk assets such as stocks in favor of safer alternatives, most notably U.S. Treasury bonds and gold.

   Refer to page 8 for benchmark definitions.

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4  | USAA EXTENDED MARKET INDEX FUND

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   In the United States, the Dow Jones Industrial Average fell 5.0% to 9,774, the S&P 500 Index declined 6.7% to 1,030 and the Nasdaq Composite lost 6.6% to end the period at 2,109.

   THIS MATERIAL IS NOT INTENDED TO BE RELIED UPON AS A FORECAST, RESEARCH OR INVESTMENT ADVICE, AND IS NOT A RECOMMENDATION, OFFER OR SOLICITATION TO BUY OR SELL ANY SECURITIES OR TO ADOPT ANY INVESTMENT STRATEGY. THE OPINIONS EXPRESSED ARE AS OF JUNE 30, 2010 AND MAY CHANGE AS SUBSEQUENT CONDITIONS VARY. THE INFORMATION AND OPINIONS CONTAINED IN THIS MATERIAL ARE DERIVED FROM PROPRIETARY AND NON-PROPRIETARY SOURCES DEEMED BY BLACKROCK TO BE RELIABLE, ARE NOT NECESSARILY ALL-INCLUSIVE AND ARE NOT GUARANTEED AS TO ACCURACY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. ANY INVESTMENTS NAMED WITHIN THIS MATERIAL MAY NOT NECESSARILY BE HELD IN ANY ACCOUNTS MANAGED BY BLACKROCK. RELIANCE UPON INFORMATION IN THIS MATERIAL IS AT THE SOLE DISCRETION OF THE READER.

   (C)2010 BLACKROCK, INC. ALL RIGHTS RESERVED.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA EXTENDED MARKET INDEX FUND

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                                 LIPPER LEADER (OVERALL)

                                          [5]
                                        EXPENSE

    The Fund is listed as a Lipper Leader for Expense of 131 funds within the Lipper Mid-Cap Core Funds category for the overall period ended June 30, 2010. The Fund received a Lipper Leader rating for Expense among 131 and 107 funds for the three- and five-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2010.

--------------------------------------------------------------------------------

    Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. *Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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6  | USAA EXTENDED MARKET INDEX FUND

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INVESTMENT OVERVIEW

USAA EXTENDED MARKET INDEX FUND (Ticker Symbol: USMIX)

--------------------------------------------------------------------------------
                                               6/30/10              12/31/09
--------------------------------------------------------------------------------
Net Assets                                 $278.4 Million        $276.2 Million
Net Asset Value Per Share                      $10.10                $10.21

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/10
--------------------------------------------------------------------------------

12/31/09 to 6/30/10*        1 Year       5 Years        Since Inception 10/27/00
     -1.08%                 23.72%        1.27%                   2.60%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------

Before Reimbursement           0.96%           After Reimbursement         0.50%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

** THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING EXPENSES OF THE EXTENDED MARKET PORTFOLIO AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO, WHICH INCLUDES EXPENSES OF THE EXTENDED MARKET PORTFOLIO, REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH MAY 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUDING EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.50% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011. THE EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2010, BEFORE REIMBURSEMENT, WHICH WAS .82% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, AND BEFORE EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                              DOW JONES U.S.
                          USAA EXTENDED                   COMPLETION TOTAL STOCK
                        MARKET INDEX FUND                     MARKET* INDEX
10/27/00                   $10,000.00                          $10,000.00
10/31/00                    10,400.00                           10,323.39
11/30/00                     8,840.00                            8,564.81
12/31/00                     9,360.00                            9,107.08
01/31/01                     9,750.00                            9,602.08
02/28/01                     8,670.00                            8,435.11
03/31/01                     7,960.00                            7,661.19
04/30/01                     8,750.00                            8,471.57
05/31/01                     8,940.00                            8,671.93
06/30/01                     8,980.00                            8,742.12
07/31/01                     8,600.00                            8,335.76
08/31/01                     8,200.00                            7,930.51
09/30/01                     7,160.00                            6,910.55
10/31/01                     7,520.00                            7,272.72
11/30/01                     8,100.00                            7,838.05
12/31/01                     8,515.19                            8,257.78
01/31/02                     8,362.22                            8,101.63
02/28/02                     8,127.67                            7,872.36
03/31/02                     8,678.36                            8,405.97
04/30/02                     8,576.38                            8,323.50
05/31/02                     8,372.42                            8,139.64
06/30/02                     7,801.34                            7,582.86
07/31/02                     7,036.51                            6,845.37
08/31/02                     7,077.30                            6,885.03
09/30/02                     6,598.00                            6,420.72
10/31/02                     6,822.35                            6,631.58
11/30/02                     7,281.25                            7,086.48
12/31/02                     6,965.60                            6,788.06
01/31/03                     6,811.95                            6,641.52
02/28/03                     6,648.05                            6,472.58
03/31/03                     6,750.49                            6,568.34
04/30/03                     7,313.88                            7,115.69
05/31/03                     8,020.69                            7,791.94
06/30/03                     8,194.83                            7,977.04
07/31/03                     8,563.59                            8,349.67
08/31/03                     8,922.12                            8,699.62
09/30/03                     8,799.20                            8,591.59
10/31/03                     9,475.27                            9,245.96
11/30/03                     9,792.82                            9,564.92
12/31/03                     9,991.64                            9,763.91
01/31/04                    10,331.21                           10,113.77
02/29/04                    10,516.43                           10,290.80
03/31/04                    10,567.88                           10,334.38
04/30/04                    10,125.41                            9,919.07
05/31/04                    10,279.76                           10,068.70
06/30/04                    10,557.59                           10,345.84
07/31/04                     9,971.06                            9,772.32
08/31/04                     9,971.06                            9,773.31
09/30/04                    10,362.08                           10,149.06
10/31/04                    10,578.17                           10,336.59
11/30/04                    11,298.47                           11,058.16
12/31/04                    11,782.13                           11,530.71
01/31/05                    11,384.16                           11,140.17
02/28/05                    11,593.62                           11,355.73
03/31/05                    11,405.10                           11,138.04
04/30/05                    11,017.60                           10,731.02
05/31/05                    11,666.93                           11,370.54
06/30/05                    12,033.48                           11,741.50
07/31/05                    12,682.81                           12,402.48
08/31/05                    12,536.19                           12,260.29
09/30/05                    12,609.50                           12,353.24
10/31/05                    12,337.20                           12,063.19
11/30/05                    12,934.16                           12,625.95
12/31/05                    12,973.80                           12,687.10
01/31/06                    13,788.68                           13,520.29
02/28/06                    13,670.74                           13,386.26
03/31/06                    14,185.40                           13,896.14
04/30/06                    14,239.02                           13,953.33
05/31/06                    13,638.57                           13,350.99
06/30/06                    13,660.02                           13,389.26
07/31/06                    13,274.02                           13,011.19
08/31/06                    13,552.80                           13,290.39
09/30/06                    13,702.91                           13,411.95
10/31/06                    14,378.40                           14,079.23
11/30/06                    14,903.79                           14,588.95
12/31/06                    14,960.32                           14,626.04
01/31/07                    15,454.87                           15,097.79
02/28/07                    15,364.95                           15,060.52
03/31/07                    15,522.31                           15,223.82
04/30/07                    15,870.75                           15,601.06
05/31/07                    16,533.91                           16,272.50
06/30/07                    16,320.35                           16,033.51
07/31/07                    15,612.23                           15,314.41
08/31/07                    15,758.35                           15,468.66
09/30/07                    16,252.91                           15,937.69
10/31/07                    16,769.94                           16,409.00
11/30/07                    15,792.07                           15,488.57
12/31/07                    15,665.09                           15,414.92
01/31/08                    14,641.39                           14,463.28
02/29/08                    14,343.80                           14,150.98
03/31/08                    14,058.11                           13,900.20
04/30/08                    14,831.84                           14,658.22
05/31/08                    15,498.44                           15,356.40
06/30/08                    14,331.89                           14,204.90
07/31/08                    14,189.05                           14,071.07
08/31/08                    14,474.74                           14,344.85
09/30/08                    12,915.37                           12,786.09
10/31/08                    10,248.97                           10,147.75
11/30/08                     9,082.42                            8,991.55
12/31/08                     9,501.45                            9,398.48
01/31/09                     8,769.60                            8,696.33
02/28/09                     7,911.56                            7,845.91
03/31/09                     8,592.94                            8,522.41
04/30/09                     9,879.99                            9,799.78
05/31/09                    10,283.77                           10,206.63
06/30/09                    10,359.48                           10,292.20
07/31/09                    11,293.22                           11,219.07
08/31/09                    11,722.24                           11,638.17
09/30/09                    12,391.00                           12,314.03
10/31/09                    11,697.00                           11,647.62
11/30/09                    12,163.87                           12,110.83
12/31/09                    12,956.85                           12,916.42
01/31/10                    12,639.59                           12,607.10
02/28/10                    13,248.73                           13,215.59
03/31/10                    14,213.19                           14,184.14
04/30/10                    14,885.78                           14,859.40
05/31/10                    13,769.03                           13,742.71
06/30/10                    12,817.26                           12,790.60

                                   [END CHART]

                         Data from 10/27/00 to 6/30/10.

*The Dow Jones U.S. Completion Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index that excludes components of the S&P 500. The Dow Jones U.S. Total Stock Market Index is an all-inclusive measure composed of all U.S. equity securities with readily available prices. This broad index is divided according to stock-size segment, style, and sector to create distinct sub-indexes that track every major segment of the market.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

8  | USAA EXTENDED MARKET INDEX FUND

================================================================================

The graph on page 8 illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones U.S. Completion Total Stock Market Index, which is a market-capitalization-weighted index of approximately 4,000 U.S. equity securities. It includes all the stocks in the Dow Jones U.S. Total Stock Market Index except for stocks included in the S&P 500 Index.

Dow Jones U.S. Completion Total Stock Market Index is a service mark of Dow Jones & Company, Inc. Dow Jones does not have any relationship to the Fund other than the licensing and sublicensing of the Dow Jones U.S. Completion Total Stock Market Index and its service marks for use in connection with the Fund.
o Dow Jones does not sponsor, endorse, sell, or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount, or pricing of the Fund; have any responsibility or liability for the administration, management, or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing, or calculating the Dow Jones U.S. Completion Total Stock Market Index, or have any obligation to do so.

Dow Jones will have no liability in connection with the Fund. Specifically, Dow Jones makes no warranty, express or implied, and Dow Jones disclaims any warranty about: the results to be obtained by the Fund, the owner of the Fund, or any other person in connection with the use of the Dow Jones U.S. Completion Total Stock Market Index and the data included in the Dow Jones U.S. Completion Total Stock Market Index; the accuracy or completeness of the Dow Jones U.S. Completion Total Stock Market Index and any related data; the merchantability and the fitness for a particular purpose or use of the Dow Jones U.S. Completion Total Stock Market Index and/or its related data; Dow Jones will have no liability for any errors, omissions, or interruptions in the Dow Jones U.S. Completion Total Stock Market Index or related data; under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special, or consequential damages or losses, even if Dow Jones knows that they might occur.
o The licensing agreement between BlackRock Advisors, LLC (or its predecessor), and Dow Jones, and the sublicensing agreeement between the Fund and BlackRock Advisors, LLC (or its predecessor), are solely for the benefit of the parties to these agreements and not for the benefit of the owners of the USAA Extended Market Index Fund or any other third parties.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                                 TOP 10 HOLDINGS
                                  AS OF 6/30/10
                               (% of Net Assets)*

Las Vegas Sands Corp. ....................................................  0.4%
Annaly Capital Management, Inc. ..........................................  0.4%
Crown Castle International Corp. .........................................  0.4%
Delta Air Lines, Inc. ....................................................  0.4%
Marvell Technology Group Ltd. ............................................  0.4%
Bunge Ltd. ...............................................................  0.3%
Seagate Technology Holdings ..............................................  0.3%
Ultra Petroleum Corp. ....................................................  0.3%
New York Community Bancorp, Inc. .........................................  0.3%
Vertex Pharmaceuticals, Inc. .............................................  0.3%

                                TOP 10 INDUSTRIES
                                  AS OF 6/30/10
                               (% of Net Assets)*

Real Estate Investment Trusts (REITs) ....................................  7.0%
Technology Hardware & Equipment ..........................................  6.6%
Health Care Equipment & Services .........................................  6.3%
Banks ....................................................................  5.3%
General Retailers ........................................................  5.2%
Software & Computer Services .............................................  4.7%
Pharmaceuticals & Biotechnology ..........................................  4.6%
Support Services .........................................................  4.3%
Travel & Leisure .........................................................  4.2%
Nonlife Insurance ........................................................  4.0%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 31-83.

================================================================================

10  | USAA EXTENDED MARKET INDEX FUND

================================================================================

                       o ASSET ALLOCATION* -- 6/30/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

Real Estate Investment Trusts (REITs)                                   7.0%
Technology Hardware & Equipment                                         6.6%
Health Care Equipment & Services                                        6.3%
Banks                                                                   5.3%
General Retailers                                                       5.2%
Software & Computer Services                                            4.7%
Pharmaceuticals & Biotechnology                                         4.6%
Support Services                                                        4.3%
Travel & Leisure                                                        4.2%
Nonlife Insurance                                                       4.0%
Oil & Gas Producers                                                     3.7%
Electronic & Electrical Equipment                                       3.4%
Media                                                                   3.1%
Industrial Engineering                                                  3.1%
Financial Services                                                      3.0%
Chemicals                                                               2.2%
Construction & Materials                                                2.2%
Food Producers                                                          2.1%
Electricity                                                             2.1%
Oil Equipment, Services & Distribution                                  2.0%
Other**                                                                24.9%

                                   [END CHART]

 * Percentages are of the net assets of the Series, not the net assets of the Fund.

** Industries with less than 2.0% of the Series' net assets and short-term securities.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investment in Master Extended Market Index Series, at fair value          $278,187,976
  Receivable for redemption in Master Extended Market Index Series               244,615
  Receivable for capital shares sold                                             177,369
  Receivable due from USAA Investment Management Company (Note 4B)               320,899
                                                                            ------------
     Total assets                                                            278,930,859
                                                                            ------------
LIABILITIES
  Payable for capital shares redeemed                                            421,985
  Accrued transfer agency fees                                                    16,501
  Other accrued expenses and payables                                             52,398
                                                                            ------------
     Total liabilities                                                           490,884
                                                                            ------------
        Net assets applicable to capital shares outstanding                 $278,439,975
                                                                            ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $310,044,503
  Accumulated undistributed net investment income                              1,364,769
  Accumulated net realized gain from investments and futures transactions      4,620,355
  Net unrealized depreciation on investments and futures contracts           (37,589,652)
                                                                            ------------
        Net assets applicable to capital shares outstanding                 $278,439,975
                                                                            ============
  Capital shares outstanding                                                  27,578,519
                                                                            ============
  Net asset value, redemption price, and offering price per share           $      10.10
                                                                            ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Allocated from Master Extended Market Index Series:
       Dividends                                                            $ 1,548,254
       Foreign taxes withheld                                                    (1,373)
       Income - affiliated                                                        7,916
       Securities lending - affiliated                                           84,811
                                                                            -----------
           Total income                                                       1,639,608
               Expenses (Note 4B)                                              (125,621)
                                                                            -----------
   Net allocated investment income                                            1,513,987
                                                                            -----------
FUND EXPENSES
   Administration and servicing fees                                            556,372
   Transfer agent's fees                                                        409,301
   Custody and accounting fees                                                    1,991
   Shareholder reporting fees                                                    18,844
   Postage                                                                       16,364
   Trustees' fees                                                                 4,959
   Registration fees                                                             19,092
   Professional fees                                                             38,184
   Other                                                                          5,951
                                                                            -----------
           Total Fund expenses before reimbursement                           1,071,058
   Expenses reimbursed                                                         (465,248)
                                                                            -----------
           Total Fund expenses after reimbursement                              605,810
                                                                            -----------
NET INVESTMENT INCOME                                                           908,177
                                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
   Net realized gain from investment transactions                             3,141,046
   Net realized loss from futures transactions                                 (450,385)
   Net change in unrealized appreciation/depreciation on
       investments and futures contracts                                     (7,467,744)
                                                                            -----------
           Net allocated realized and unrealized gain on investments
               and futures contracts                                         (4,777,083)
                                                                            -----------
   Decrease in net assets from operations                                   $(3,868,906)
                                                                            ===========

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2010 (unaudited), and year ended
December 31, 2009

--------------------------------------------------------------------------------

                                                                 6/30/2010     12/31/2009
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                      $    908,177   $  1,929,644
   Net realized gain from investment transactions                3,141,046      3,036,539
   Net realized gain (loss) from futures transactions             (450,385)     3,284,433
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                      (7,467,744)    65,157,521
                                                              ---------------------------
      Net increase (decrease) in net assets from
           operations                                           (3,868,906)    73,408,137
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                 -     (1,592,138)
   Net realized gains                                                    -              -
                                                              ---------------------------
      Distributions to shareholders                                      -     (1,592,138)
                                                              ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    41,556,943     48,579,401
   Reinvested dividends                                                248      1,559,226
   Cost of shares redeemed                                     (35,492,820)   (40,570,219)
                                                              ---------------------------
      Net increase in net assets from capital
           share transactions                                    6,064,371      9,568,408
                                                              ---------------------------
   Capital contribution from USAA Transfer Agency
      Company                                                            -            806
                                                              ---------------------------
   Net increase in net assets                                    2,195,465     81,385,213

NET ASSETS
   Beginning of period                                         276,244,510    194,859,297
                                                              ---------------------------
   End of period                                              $278,439,975   $276,244,510
                                                              ===========================
Accumulated undistributed net investment income
   End of period                                              $  1,364,769   $    456,592
                                                              ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                   3,783,393      5,897,233
   Shares issued for reinvested dividends                               24        150,941
   Shares redeemed                                              (3,257,854)    (4,878,918)
                                                              ---------------------------
      Increase in shares outstanding                               525,563      1,169,256
                                                              ===========================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                SIX-MONTH
                               PERIOD ENDED
                                 JUNE 30,                         YEARS ENDED DECEMBER 31,
                               --------------------------------------------------------------------------------------
                                   2010             2009          2008          2007            2006             2005
                               --------------------------------------------------------------------------------------
Net asset value at
 beginning of period           $  10.21         $   7.53      $  13.16      $  13.31        $  12.10         $  11.25
                               --------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .03              .07           .11           .12             .14              .08
 Net realized and unrealized
  gain (loss) on investments
  and futures transactions         (.14)            2.67         (5.32)          .51            1.71             1.06
                               --------------------------------------------------------------------------------------
Total from investment
 operations                        (.11)            2.74         (5.21)          .63            1.85             1.14
                               --------------------------------------------------------------------------------------
Less distributions:
 From net investment income           -             (.06)         (.11)         (.12)           (.14)            (.08)
 From realized capital gains          -                -          (.31)         (.66)           (.50)            (.21)
                               --------------------------------------------------------------------------------------
Total distributions                 .00             (.06)         (.42)         (.78)           (.64)            (.29)
                               --------------------------------------------------------------------------------------
Net asset value at
 end of period                 $  10.10         $  10.21      $   7.53      $  13.16        $  13.31         $  12.10
                               ======================================================================================
Total return (%)*                 (1.08)           36.37        (39.35)         4.71(b)        15.31            10.11
Net assets at
 end of period (000)           $278,440         $276,245      $194,859      $310,168        $252,844         $174,199
Ratios to average
 net assets:**
 Expenses, including expenses
  of the Master Extended
  Market Index Series (%)(a)        .50              .50           .50           .50(b)          .50              .50
 Expenses before
  reimbursements, including
  expenses of the Master
  Extended Market Index
  Series (%)(a)                     .82              .96           .90            79(b)          .82              .76
 Net investment income (%)          .71              .86          1.08           .92            1.23              .84
Portfolio turnover (%)***            10               20            33            33              24               18

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2009, average net assets were $295,241,747. *** Represents the portfolio turnover of the Master Extended Market Index
    Series.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) For the year ended December 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At June 30, 2010, the Fund's investment was 95.75% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. VALUATION OF INVESTMENTS -- The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in
   Note 1 of the Series' financial statements included elsewhere in this report.

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the
   Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of June 30, 2010:

                                                                INVESTMENT IN
VALUATION INPUTS                                                   THE SERIES
-----------------------------------------------------------------------------
Level 1 - Quoted Prices                                          $          -
Level 2 - Other Significant Observable Inputs                     278,187,976
Level 3 - Significant Unobservable Inputs                                   -
-----------------------------------------------------------------------------
Total                                                            $278,187,976
-----------------------------------------------------------------------------

C. DERIVATIVE FINANCIAL INSTRUMENTS -- Refer to Note 2 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2010, the Fund did not incur any expenses paid indirectly.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

   claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2010, the Fund paid CAPCO facility fees of $586, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2009, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES -- The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $556,372.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2010, the Fund reimbursed the Manager $3,304 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

   Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

   services provided on the Manager's behalf. For the six-month period ended June 30, 2010, the Manager incurred subadministration fees, paid or payable to BlackRock, of $16,706.

B. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011, to limit the annual expenses of the Fund to 0.50% of the Fund's annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2010, the Fund incurred reimbursable expenses of $465,248, of which $320,899 was receivable from the Manager. Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock Advisors, LLC of $4,338. Refer to
   Note 3 in the Series' Notes to Financial Statements.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2010, the Fund incurred transfer agent's fees paid or payable to SAS, of $409,301.

D. UNDERWRITING AGREEMENT -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

E. MANAGEMENT AGREEMENT -- The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

EXPENSE EXAMPLE

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010, through June 30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

22  | USAA EXTENDED MARKET INDEX FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                ACCOUNT VALUE          ACCOUNT VALUE        JANUARY 1, 2010 -
                                JANUARY 1, 2010        JUNE 30, 2010          JUNE 30, 2010
---------------------------------------------------------------------------------------------
Actual                            $1,000.00              $  989.20                  $2.47

Hypothetical
 (5% return before expenses)       1,000.00               1,022.32                   2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of -1.08% for the six-month period of January 1, 2010, through June 30, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

ADVISORY AGREEMENT

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel.

Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance,

================================================================================

24  | USAA EXTENDED MARKET INDEX FUND

================================================================================

comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

The Trustees took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Extended Market Index Series (the Master Fund), a separate registered investment company advised by BlackRock Advisors, LLC (the Adviser).

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund is operated in a master-feeder structure. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation

================================================================================

                                                        ADVISORY AGREEMENT |  25

================================================================================

of the Fund and the Trust. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which reflects the

================================================================================

26  | USAA EXTENDED MARKET INDEX FUND

================================================================================

advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates and the effects of any reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and was the median of its expense universe. The Board noted that the Manager does not currently receive an advisory fee from the Fund for the services that it provides under the Management Agreement. The Trustees took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund and that the Master Fund's advisory fee was below the median of the Fund's expense group. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates. The Trustees also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that it reviews such information on a quarterly basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2009 and was above the average of its performance universe and lower than its Lipper index for the five-year period ended December 31, 2009. The Board also noted that the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  27

================================================================================

percentile performance ranking was in the top 50% of its performance universe for the one-year period ended December 31, 2009 and in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2009. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index. The Trustees also noted management's discussion of the peer group of the Fund.

COMPENSATION AND PROFITABILITY -- The Board noted that the Manager does not currently receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board took into account Management's discussion of the Fund's current advisory fee structure. The Board determined that the current fee structure was reasonable. The Board also considered the effects of the Fund's growth and size on the Fund's performance and fees, noting that if the Fund's

================================================================================

28  | USAA EXTENDED MARKET INDEX FUND

================================================================================

assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability, if any, from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

SCHEDULE OF INVESTMENTS

June 30, 2010 (Unaudited)

--------------------------------------------------------------------------------
SHARES
HELD     INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE & DEFENSE - 1.2%
   4,300 AAR Corp.(a)                                               $     71,982
     200 Aerosonic Corp.(a)                                                  588
   2,900 AeroVironment, Inc.(a)                                           63,017
   4,562 Alliant Techsystems, Inc.(a)                                    283,118
  13,400 American Defense Systems, Inc.(a)                                 3,216
  13,532 Applied Energetics, Inc.(a),(b)                                  13,938
   3,100 Applied Signal Technology, Inc.                                  60,915
   2,800 Argon ST, Inc.(a)                                                96,012
   3,320 Arotech Corp.(a)                                                  4,847
   1,304 Astronics Corp.(a)                                               21,333
   2,934 Astrotech Corp.(a)                                                3,638
   1,200 Aviation General, Inc.(a)                                             -
  13,200 BE Aerospace, Inc.(a)                                           335,676
   4,475 Ceradyne, Inc.(a)                                                95,631
   1,800 Cubic Corp.                                                      65,484
   5,000 Curtiss-Wright Corp.                                            145,200
   1,600 Ducommun, Inc.                                                   27,360
   3,700 Esterline Technologies Corp.(a)                                 175,565
   8,800 Force Protection, Inc.(a)                                        36,080
  10,600 GenCorp, Inc.(a)                                                 46,428
     800 Hawk Corp., Class A(a)                                           20,360
   3,328 Heico Corp., Class A                                             89,690
   1,408 Herley Industries, Inc.(a)                                       20,078
  11,475 Hexcel Corp.(a)                                                 177,977
   4,000 ICx Technologies, Inc.(a)                                        29,200
   3,261 Innovative Solutions & Support, Inc.(a)                          14,348
   1,563 Kratos Defense & Security Solutions, Inc.(a)                     16,412
   2,600 LMI Aerospace, Inc.(a)                                           41,002
   2,500 Ladish Co., Inc.(a)                                              56,800
   2,195 Mantech International  Corp., Class A(a)                         93,441
   4,886 Moog, Inc., Class A(a)                                          157,476
   7,300 Orbital Sciences Corp.(a)                                       115,121
   2,400 RBC Bearings, Inc.(a)                                            69,576
  11,500 Smith & Wesson Holding Corp.(a)                                  47,035
  12,000 Spirit Aerosystems Holdings, Inc., Class A(a)                   228,720
   4,400 Sturm Ruger & Co., Inc.                                          63,052
  10,930 Taser International, Inc.(a)                                     42,627
   4,800 Teledyne Technologies,Inc.(a)                                   185,184
   5,100 TransDigm Group, Inc.                                           260,253
   2,400 Triumph Group, Inc.                                             159,912
   1,000 VSE Corp.                                                        31,820
                                                                    ------------
                                                                       3,470,112
                                                                    ------------
ALTERNATIVE ENERGY - 0.1%
   2,600 Akeena Solar, Inc.(a),(b)                                         1,756
   1,500 Ascent Solar Technologies, Inc.(a)                                4,095
   4,600 BioFuel Energy Corp.(a)                                           5,934
     412 DayStar Technologies, Inc.(a)                                       416
   8,500 Ener1, Inc.(a),(b)                                               28,730
   5,758 Energy Conversion Devices, Inc.(a),(b)                           23,608
  16,600 Evergreen Solar, Inc.(a),(b)                                     11,321
  11,800 FuelCell Energy, Inc.(a),(b)                                     13,924
   6,314 GT Solar International, Inc.(a),(b)                              35,358
   1,913 Green Plains Renewable Energy(a)                                 19,551
     300 GreenHunter Energy, Inc.(a)                                         276
   2,900 Hoku Corp.(a)                                                     9,686
   2,700 Ocean Power Technologies, Inc.(a)                                13,986

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------
SHARES
HELD     INDUSTRY/ISSUE                                                    VALUE
--------------------------------------------------------------------------------
  15,500 Pacific Ethanol, Inc.(a)                                   $      9,920
  19,907 Plug Power, Inc.(a)                                               9,157
   4,700 Raser Technologies, Inc.(a)                                       2,750
   4,674 STR Holdings, Inc.(a)                                            87,871
   9,550 SunPower Corp., Class A(a),(b)                                  115,555
   3,173 SunPower Corp., Class B(a)                                       34,268
   3,090 Verenium Corp.(a)                                                 7,262
                                                                    ------------
                                                                         435,424
                                                                    ------------
AUTOMOBILES & PARTS - 1.1%
   8,046 American Axle & Manufacturing Holdings, Inc.(a)                  58,977
   4,600 Amerigon, Inc.(a)                                                33,948
  14,700 BorgWarner, Inc.(a)                                             548,898
   6,900 Cooper Tire & Rubber Co.                                        134,550
  17,126 Dana Holding Corp.(a)                                           171,260
   1,519 Dorman Products, Inc.(a)                                         30,881
   6,887 Exide Technologies(a)                                            35,812
   3,120 Federal-Mogul Corp., Class A(a)                                  40,622
   2,160 Fuel Systems Solutions, Inc.(a),(b)                              56,052
  18,990 Gentex Corp.                                                    341,440
  18,280 LKQ Corp.(a)                                                    352,439
   5,719 Lear Corp.(a)                                                   378,598
   3,489 LoJack Corp.(a)                                                  12,875
   5,205 Modine Manufacturing Co.(a)                                      39,974
  31,112 Quantum Fuel Systems Technologies Worldwide, Inc.(a)             16,676
     400 Shiloh Industries, Inc.(a)                                        3,384
   4,500 Standard Motor Products, Inc.                                    36,315
   1,700 Stoneridge, Inc.(a)                                              12,903
     900 Strattec Security Corp.(a)                                       19,890
   3,110 Superior Industries International, Inc.                          41,799
  10,362 TRW Automotive Holdings Corp.(a)                                285,680
   8,037 Tenneco, Inc.(a)                                                169,259
   6,875 Titan International, Inc.                                        68,544
   3,832 U.S. Auto Parts Network, Inc.(a)                                 22,992
     600 United Capital Corp.(a)                                          14,646
   8,600 WABCO Holdings, Inc.(a)                                         270,728
                                                                    ------------
                                                                       3,199,142
                                                                    ------------
BANKS - 5.3%
   1,510 1st Source Corp.                                                 25,549
   2,518 1st United BanCorp., Inc.(a)                                     18,532
   2,400 Abington Bancorp, Inc.                                           20,928
     500 Alliance Financial Corp.                                         13,900
     200 Ameriana Bancorp                                                    838
     600 American National Bankshares, Inc.                               12,834
   2,528 Ameris Bancorp                                                   24,420
     700 Ames National Corp.                                              13,678
   2,600 Anchor Bancorp Wisconsin, Inc.(a)                                 1,170
   1,205 Arrow Financial Corp.                                            27,835
  23,359 Associated Banc-Corp.                                           286,381
  12,250 Astoria Financial Corp.                                         168,560
     434 Atlantic Coast Federal Corp.(a)                                   1,298
     631 BCSB Bancorp, Inc.(a)                                             6,247
   3,426 BOK Financial Corp.                                             162,632
   1,000 Bancfirst Corp.                                                  36,490
   3,400 The Bancorp, Inc.(a)                                             26,622
   1,300 Bancorp of New Jersey, Inc.                                      15,977
     900 Bancorp Rhode Island, Inc.                                       23,580
   9,164 BancorpSouth, Inc.                                              163,852
   3,818 BancTrust Financial Group, Inc.(a)                               14,127
   5,900 Bank Mutual Corp.                                                33,512
   2,778 Bank of Granite Corp.(a)                                          3,195
   6,700 Bank of Hawaii Corp.(c)                                         323,945
     500 Bank of Marin Bancorp                                            15,965
   2,500 Bank of the Ozarks, Inc.(c)                                      88,675
   7,368 BankAtlantic Bancorp, Inc.(a)                                    10,315

================================================================================

32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     2,200  BankFinancial Corp.                                        $     18,282
     2,500  Banner Corp.                                                      4,950
       500  Bar Harbor Bankshares                                            12,485
     4,000  Beneficial Mutual Bancorp, Inc.(a)                               39,520
       300  Berkshire Bancorp, Inc.(a)                                        1,500
     1,700  Berkshire Hills Bancorp, Inc.                                    33,116
     2,300  BofI Holding, Inc.(a)                                            32,476
    11,400  Boston Private Financial Holdings, Inc.                          73,302
     1,100  Bridge Bancorp, Inc.                                             26,708
    10,299  Brookline Bancorp, Inc.                                          91,455
       700  Bryn Mawr Bank Corp.                                             11,746
     2,640  CFS Bancorp, Inc.                                                12,830
    15,275  CVB Financial Corp.(b)                                          145,112
       600  California First National Bancorp                                 7,404
       894  Camco Financial Corp.(a)                                          2,244
       800  Camden National Corp.                                            21,976
       200  Cape Bancorp, Inc.(a)                                             1,430
     3,637  Capital Bank Corp.                                               11,820
     1,745  Capital City Bank Group, Inc.                                    21,603
     1,820  Capitol Bancorp Ltd.(a)                                           2,311
     2,767  Capitol Federal Financial                                        91,754
    36,416  CapitalSource, Inc.                                             173,340
     4,200  Cardinal Financial Corp.                                         38,808
       210  Carrollton Bancorp                                                1,138
     2,975  Cascade Bancorp(a)                                                1,428
     2,391  Cascade Financial Corp.(a)                                        1,136
    10,522  Cathay General Bancorp                                          108,692
     3,015  Center Bancorp, Inc.                                             22,854
     4,612  Center Financial Corp.(a)                                        23,752
     2,705  Centerstate Banks, Inc.                                          27,293
     4,555  Central Pacific Financial Corp.(a),(b)                            6,833
       900  Century Bancorp, Inc., Class A                                   19,836
       500  Charter Financial Corp.                                           4,950
     2,947  Chemical Financial Corp.                                         64,186
       600  Chicopee Bancorp, Inc.(a)                                         7,026
     1,629  Citizens & Northern Corp.                                        17,430
    69,785  Citizens Banking Corp.(a)                                        59,317
     2,496  Citizens South Banking Corp.                                     12,979
     2,900  City Holding Co.                                                 80,852
     5,735  City National Corp.                                             293,804
       980  Clifton Savings Bancorp, Inc.                                     8,477
     4,417  CoBiz Financial, Inc.                                            29,108
       750  Colony Bankcorp, Inc.(a)                                          4,500
     4,630  Columbia Banking System, Inc.                                    84,544
       100  Comm Bancorp, Inc.                                                1,750
     9,324  Commerce Bancshares, Inc.                                       335,571
     5,500  Community Bank System, Inc.                                     121,165
     1,580  Community Trust Bancorp, Inc.                                    39,658
     7,540  Cullen/Frost Bankers, Inc.                                      387,556
     3,700  Danvers Bancorp, Inc.                                            53,465
     3,900  Dime Community Bancshares, Inc.                                  48,087
       677  Doral Financial Corp.(a)                                          1,652
       629  ESB Financial Corp.                                               8,208
     2,400  ESSA Bancorp, Inc.                                               29,544
     1,991  Eagle Bancorp, Inc.(a)                                           23,454
    18,169  East-West Bancorp, Inc.                                         277,077
       300  Eastern Virginia Bankshares, Inc.                                 1,953
       100  Emclaire Financial Corp.                                          1,555
     1,700  Encore Bancshares, Inc.(a)                                       16,813
     2,700  Enterprise Financial Services Corp.                              26,028
    12,873  F.N.B. Corp.                                                    103,370
     2,022  FNB United Corp.(a)                                               1,618
     1,981  Farmers Capital Bank Corp.                                       10,004
     1,900  Financial Institutions, Inc.                                     33,744
     1,187  First Bancorp, Inc.                                              15,585

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     1,800  First Bancorp, North Carolina                              $     26,082
    16,800  First BanCorp, Puerto Rico(a),(b)                                 8,904
     7,921  First Busey Corp.                                                35,882
       800  First Chester County Corp.                                        6,912
     1,258  First Citizens Banc Corp                                          5,661
       683  First Citizens BancShares, Inc., Class A                        131,361
     9,100  First Commonwealth Financial Corp.                               47,775
     1,828  First Community Bancshares, Inc.                                 26,853
     1,300  First Defiance Financial Corp.                                   11,622
     1,515  First Federal Bancshares of Arkansas, Inc.                        3,939
     8,810  First Financial Bancorp                                         131,709
     2,166  First Financial Bankshares, Inc.                                104,163
     1,288  First Financial Corp.                                            33,243
     1,400  First Financial Holdings, Inc.                                   16,030
     3,100  First Financial Northwest, Inc.                                  12,276
       358  First Financial Service Corp.                                     2,592
     1,106  First M&F Corp.                                                   4,358
     3,244  First Merchants Corp.                                            27,509
    10,375  First Midwest Bancorp, Inc.                                     126,160
    27,592  First Niagara Financial Group, Inc.                             345,728
       400  The First of Long Island Corp.                                   10,284
     2,994  First Place Financial Corp.                                       8,982
     1,076  First Security Group, Inc.                                        2,066
     1,000  First South Bancorp, Inc.                                        10,610
     3,300  First State Bancorp.(a),(b)                                       1,023
       700  First United Corp.                                                2,730
    12,639  FirstMerit Corp.                                                216,506
     4,279  Flagstar BanCorp, Inc.(a)                                        13,436
     2,950  Flushing Financial Corp.                                         36,078
     1,711  Fox Chase BanCorp, Inc.(a)                                       16,372
    25,411  Fulton Financial Corp.                                          245,216
     1,094  HMN Financial, Inc.(a)                                            5,011
     1,061  German American Bancorp, Inc.                                    16,233
     9,856  Glacier Bancorp, Inc.                                           144,588
     1,100  Great Southern Bancorp, Inc.                                     22,341
     2,027  Greene County Bancshares, Inc.(a)                                25,885
     5,400  Guaranty Bancorp(a)                                               5,724
     4,404  Hampton Roads Bankshares, Inc.(a)                                 3,303
     4,200  Hancock Holding Co.                                             140,112
    14,356  Hanmi Financial Corp.(a),(b)                                     18,089
       270  Hawthorn Bancshares, Inc.                                         3,231
     1,700  Heartland Financial USA, Inc.                                    29,376
     2,744  Heritage Commerce Corp.(a)                                        9,741
       960  Heritage Financial Corp.(a)                                      14,371
     1,000  Home Bancorp, Inc.(a)                                            12,910
     2,808  Home Bancshares, Inc.                                            64,050
     1,800  Home Federal Bancorp,Inc.                                        22,734
     1,549  Hudson Valley Holding Corp.                                      35,813
     3,200  IBERIABANK Corp.                                                164,736
     2,313  Independent Bank Corp./MA                                        57,085
     6,490  Independent Bank Corp./MI                                         2,460
     1,100  Indiana Community Bancorp                                        13,145
     5,814  Integra Bank Corp.(a),(b)                                         4,419
     6,434  International Bancshares Corp.                                  107,383
     2,439  Intervest Bancshares Corp.(a)                                    13,293
     5,678  Investors Bancorp, Inc.(a)                                       74,495
     2,346  Jefferson Bancshares, Inc.                                        9,314

================================================================================

34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     2,300  Kearny Financial Corp.                                     $     21,068
     2,600  Lakeland Bancorp, Inc.                                           22,152
     3,200  Lakeland Financial Corp.                                         63,936
     1,700  Legacy Bancorp, Inc./MA                                          14,994
       600  Louisiana Bancorp, Inc.(a)                                        8,406
     7,530  MB Financial, Inc.                                              138,477
     3,239  Macatawa Bank Corp.(a)                                            3,887
     2,301  MainSource Financial Group, Inc.                                 16,498
     1,200  Malvern Federal Bancorp, Inc.                                    10,032
     3,570  Mercantile Bank Corp.                                            19,171
       550  Merchants Bancshares, Inc.                                       12,221
     1,518  Metro Bancorp, Inc.(a)                                           18,732
       115  Mid Penn Bancorp, Inc.                                            1,035
       900  MidwestOne Financial Group, Inc.                                 13,932
       300  MutualFirst Financial, Inc.                                       2,010
       400  NASB Financial, Inc.                                              6,060
     3,990  NBT Bancorp, Inc.                                                81,476
     6,000  Nara Bancorp, Inc.(a)                                            50,580
       572  National Bankshares, Inc.                                        13,860
    20,227  National Penn Bancshares, Inc.                                  121,564
    56,041  New York Community Bancorp, Inc.(b)                             855,746
    13,500  NewAlliance Bancshares, Inc.                                    151,335
     4,304  Newbridge Bancorp(a)                                             15,107
     3,289  North Valley Bancorp(a)                                           7,236
       300  Northern States Financial Corp.(a)                                  675
     2,200  Northfield Bancorp, Inc.                                         28,556
     7,900  Northwest Bancshares, Inc.                                       90,613
       157  Norwood Financial Corp.                                           3,964
     4,400  OceanFirst Financial Corp.                                       53,108
       875  Ohio Valley Banc Corp.                                           14,411
    12,721  Old National Bancorp                                            131,790
     4,286  Old Second Bancorp, Inc.                                          8,572
     3,894  Oriental Financial Group                                         49,298
     2,100  Oritani Financial Corp.                                          21,000
       688  Orrstown Financial Service, Inc.                                 15,225
     1,688  PAB Bankshares, Inc.(a)                                           1,587
     5,166  PVF Capital Corp.(a)                                              9,712
    12,210  Pacific Capital Bancorp(a)                                        8,791
     1,953  Pacific Continental Corp.                                        18,495
     4,561  PacWest Bancorp                                                  83,512
     1,000  Pamrapo Bancorp, Inc.(a)                                          7,050
     1,364  Park National Corp.(b)                                           88,715
       500  Parkvale Financial Corp.                                          4,190
       906  Peapack-Gladstone Financial Corp.                                10,600
       800  Penns Woods Bancorp, Inc.                                        24,336
     1,095  Peoples Bancorp, Inc.                                            15,877
       363  Peoples Bancorp of North Carolina, Inc.                           1,753
     1,000  Peoples Financial Corp.                                          10,600
     5,842  Pinnacle Financial Partners, Inc.(a)                             75,070
    91,739  Popular, Inc.(a)                                                245,861
     1,035  Porter Bancorp, Inc.                                             13,062
     4,683  Preferred Bank(a)                                                 9,787
       840  Premierwest Bancorp(a)                                              336
     8,727  PrivateBancorp, Inc.                                             96,695
     6,700  Prosperity Bancshares, Inc.                                     232,825
       500  Provident Financial Holdings, Inc.                                2,400
     9,789  Provident Financial Services, Inc.                              114,433
     4,803  Provident New York Bancorp                                       42,507
     1,400  Prudential Bancorp, Inc. of Pennsylvania                          8,344
     1,000  Pulaski Financial Corp.                                           6,450
     2,475  Renasant Corp.                                                   35,516
     1,448  Republic Bancorp, Inc., Class A                                  32,435
     1,946  Republic First Bancorp, Inc.(a)                                   3,795
     1,650  Riverview Bancorp, Inc.(a)                                        4,043

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                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     1,300  Rockville Financial, Inc.                                  $     15,483
     5,100  Rodman & Renshaw Capital Group, Inc.(a)                          14,586
       900  Roma Financial Corp.                                              9,774
     2,000  Rome Bancorp, Inc.                                               18,040
     1,265  Royal Bancshares of Pennsylvania, Class A(a)                      3,795
     3,000  S&T Bancorp, Inc.(b)                                             59,280
     1,399  SCBT Financial Corp.                                             49,273
     5,805  SVB Financial Group(a)                                          239,340
     1,310  SY Bancorp, Inc.                                                 30,104
     2,910  Sandy Spring Bancorp,Inc.                                        40,769
       703  Santander BanCorp(a)                                              8,886
       188  Savannah Bancorp, Inc.                                            1,835
    13,205  Seacoast Banking Corp. of Florida(a),(b)                         17,563
       850  Shore Bancshares, Inc.                                           10,124
     1,388  Sierra Bancorp                                                   15,962
     6,000  Signature Bank(a)                                               228,060
     2,800  Simmons First National Corp., Class A                            73,528
     5,200  Smithtown Bancorp, Inc.                                          15,496
    49,735  The South Financial Group, Inc.(a)                               13,553
     1,822  Southside Bancshares, Inc.                                       35,784
     4,200  Southwest Bancorp, Inc.                                          55,818
       132  Southwest Georgia Financial Corp.                                 1,320
     1,425  State Bancorp, Inc.                                              13,537
     2,425  StellarOne Corp.                                                 30,967
     2,605  Sterling Bancorp                                                 23,445
    14,925  Sterling Bancshares, Inc.                                        70,297
    12,643  Sterling Financial Corp.(a)                                       6,954
     1,200  Suffolk Bancorp                                                  37,128
       785  Summit Financial Group, Inc.(a)                                   1,892
     2,109  Sun Bancorp, Inc.(a)                                              7,930
     2,362  Superior Bancorp(a)                                               4,559
    15,590  Susquehanna Bancshares, Inc.                                    129,865
    56,427  Synovus Financial Corp.(b)                                      143,325
    17,090  TCF Financial Corp.                                             283,865
       100  TF Financial Corp.                                                2,180
    10,500  TFS Financial Corp.                                             130,305
       200  Teche Holding Co.                                                 5,620
     6,200  Texas Capital Bancshares, Inc.(a)                               101,680
       915  Tompkins Trustco, Inc.                                           34,541
       600  Tower Bancorp, Inc.                                              13,134
     3,457  Towne Bank(b)                                                    50,196
     1,600  Trico Bancshares                                                 27,088
     8,360  TrustCo Bank Corp. NY                                            46,816
     8,200  Trustmark Corp.                                                 170,724
     3,920  UMB Financial Corp.                                             139,395
    13,466  Umpqua Holdings Corp.                                           154,590
     2,099  Union First Market Bankshares Corp.                              25,734
       336  United Bancorp, Inc.                                              2,792
     6,700  United Bankshares, Inc.(b)                                      160,398
    15,380  United Community Banks, Inc.(a)                                  60,751
     3,252  United Community Financial Corp.(a)                               5,431
     1,100  United Financial Bancorp, Inc.                                   15,015
     1,119  United Security Bancshares(a)                                     4,073
     2,860  United Western Bancorp, Inc.                                      2,288
     1,928  Univest Corp. of Pennsylvania                                    33,393
    21,023  Valley National Bancorp(b)                                      286,333
     2,100  ViewPoint Financial Group                                        29,085
     4,570  Virginia Commerce Bancorp(a)                                     28,562
     1,800  WSFS Financial Corp.                                             64,674
       200  WVS Financial Corp.                                               2,172
     4,000  Washington Banking Co.                                           51,160
    15,721  Washington Federal, Inc.                                        254,366
     1,708  Washington Trust Bancorp, Inc.                                   29,104
       600  Waterstone Financial, Inc.(a)                                     2,046

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
       151  Wayne Savings Bancshares, Inc.                             $      1,131
     8,973  Webster Financial Corp.                                         160,976
     2,789  WesBanco, Inc.                                                   46,995
     1,691  West Bancorp, Inc.(a)                                            11,516
    10,384  West Coast Bancorp(a)                                            26,479
     4,200  Westamerica Bancorp                                             220,584
     8,095  Western Alliance Bancorp(a)                                      58,041
     4,000  Westfield Financial, Inc.                                        33,320
    14,125  Whitney Holding Corp.                                           130,656
     9,969  Wilmington Trust Corp.                                          110,556
     4,000  Wilshire Bancorp, Inc.                                           35,000
     3,850  Wintrust Financial Corp.                                        128,359
     1,200  Yardkin Valley Financial Corp.(a)                                 4,056
                                                                       ------------
                                                                         15,436,081
                                                                       ------------
BEVERAGES - 0.2%
     1,300  Boston Beer Co., Inc., Class A(a)                                87,685
     7,493  Central European Distribution Corp.(a)                          160,200
       400  Coca-Cola Bottling Co. Consolidated                              19,168
     8,628  Hansen Natural Corp.(a)                                         337,441
     6,000  Jamba, Inc.(a)                                                   12,780
     4,200  Jones Soda Co.(a)                                                 4,956
     2,160  National Beverage Corp.                                          26,525
     5,200  Reddy Ice Holdings, Inc.(a)                                      16,796
       971  Willamette Valley Vineyards, Inc.(a)                              3,399
                                                                       ------------
                                                                            668,950
                                                                       ------------
CHEMICALS - 2.2%
     7,425  Aceto Corp.                                                      42,545
    12,400  Albemarle Corp.                                                 492,404
     2,044  American Vanguard Corp.                                          16,209
     2,700  Arch Chemicals, Inc.                                             82,998
     8,700  Ashland, Inc.                                                   403,854
     3,000  Balchem Corp.                                                    75,000
     7,300  Cabot Corp.                                                     176,003
     8,000  Calgon Carbon Corp.(a)                                          105,920
     3,100  Cambrex Corp.(a)                                                  9,765
    19,356  Celanese Corp., Series A                                        482,158
     6,900  Cytec Industries, Inc.                                          275,931
    10,950  Ferro Corp.(a)                                                   80,701
       256  Georgia Gulf Corp.(a)                                             3,415
     5,300  H.B. Fuller Co.                                                 100,647
     2,400  Hawkins, Inc.                                                    57,792
    23,256  Huntsman Corp.                                                  201,629
     3,200  Innophos Holdings, Inc.                                          83,456
     1,950  KMG Chemicals, Inc.                                              28,002
     2,200  Koppers Holdings, Inc.                                           49,456
       482  Kronos Worldwide, Inc.(a)                                         9,399
     3,500  LSB Industries, Inc.(a)                                          46,585
     8,915  Lubrizol Corp.                                                  715,964
     1,580  Material Sciences Corp.(a)                                        4,756
     2,500  Metabolix, Inc.(a)                                               35,775
     2,900  Minerals Technologies, Inc.                                     137,866
    19,200  The Mosaic Co.                                                  748,416
       900  NL Industries, Inc.                                               5,490
     3,000  Nanophase Technologies Corp.(a)                                   3,480
     1,520  NewMarket Corp.                                                 132,726
     4,200  OM Group, Inc.(a)                                               100,212
     8,792  Olin Corp.                                                      159,047
     3,966  Omnova Solutions, Inc.(a)                                        30,974
     2,100  Penford Corp.(a)                                                 13,608
     9,500  PolyOne Corp.(a)                                                 79,990
     2,594  Polypore International, Inc.(a)                                  58,988
     2,100  Quaker Chemical Corp.                                            56,889
    17,900  RPM International, Inc.                                         319,336
    30,300  Rentech, Inc.(a)                                                 29,997
     5,927  Rockwood Holdings, Inc.(a)                                      134,484
     5,018  Schulman A, Inc.                                                 95,141
     3,400  Senomyx, Inc.(a)                                                 12,886
     5,200  Sensient Technologies Corp.                                     134,836
    15,097  Solutia, Inc.(a)                                                197,771
     3,400  Spartech Corp.(a)                                                34,850
     1,300  Stepan Co.                                                       88,959

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                                                   SCHEDULE OF INVESTMENTS |  37

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
       429  TOR Minerals International, Inc.(a)                        $      2,926
     2,500  Tredegar Corp.                                                   40,800
     1,338  Valhi, Inc.                                                      16,511
     7,200  W.R. Grace & Co.(a)                                             151,488
     2,100  Westlake Chemical Corp.                                          38,997
     2,018  Zagg, Inc.(a)                                                     5,792
     2,279  Zep, Inc.                                                        39,746
     5,700  Zoltek Cos., Inc.(a)                                             48,279
                                                                       ------------
                                                                          6,500,849
                                                                       ------------
CONSTRUCTION & MATERIALS - 2.2%
     3,500  A.O. Smith Corp.                                                168,665
     1,550  Aaon, Inc.                                                       36,130
     4,900  Acuity Brands, Inc.                                             178,262
    10,166  Advanced Environmental Recycling Technologies, Inc.,
               Class A(a)                                                     3,965
       200  American Biltrite, Inc.(a)                                          740
     2,000  American DG Energy, Inc.(a)                                       6,220
     1,000  American Woodmark Corp.                                          17,100
     1,500  Ameron International Corp.                                       90,495
     5,200  Apogee Enterprises, Inc.                                         56,316
       900  Argan, Inc.(a)                                                    9,387
     2,098  Armstrong World Industries, Inc.(a)                              63,318
       102  Baran Group Ltd.(a)                                                 617
     2,000  BlueLinx Holdings, Inc.(a)                                        5,260
     5,290  Builders FirstSource, Inc.(a)                                    12,696
     9,300  EMCOR Group, Inc.(a)                                            215,481
     5,020  Eagle Materials, Inc.                                           130,169
     3,400  Generac Holdings, Inc.(a)                                        47,634
     3,400  Gibraltar Industries, Inc.(a)                                    34,340
     4,650  Granite Construction, Inc.                                      109,647
     6,000  Great Lakes Dredge & Dock Corp.                                  36,000
     5,628  Griffon Corp.(a)                                                 62,246
     7,500  Headwaters, Inc.(a)                                              21,300
     3,400  Hill International, Inc.(a)                                      13,804
     4,606  Insituform Technologies, Inc., Class A(a)                        94,331
     1,900  Insteel Industries, Inc.                                         22,078
     1,500  Integrated Electrical Services, Inc.(a)                           5,235
    20,053  KBR, Inc.                                                       407,878
     1,400  L.B. Foster Co., Class A(a)                                      36,288
     2,291  Layne Christensen Co.(a)                                         55,602
     7,300  Lennox International, Inc.                                      303,461
    17,041  Louisiana-Pacific Corp.(a)                                      114,004
    22,186  MDU Resources Group, Inc.                                       400,014
     3,600  MYR Group, Inc.(a)                                               60,084
     6,000  Martin Marietta Materials, Inc.                                 508,860
    29,033  McDermott International, Inc.(a)                                628,855
    17,622  Mueller Water Products, Inc., Series A                           65,378
     1,240  NCI Building Systems, Inc.(a)                                    10,379
     1,200  Northwest Pipe Co.(a)                                            22,800
       500  Omega Flex, Inc.                                                  7,290
     4,600  Orion Marine Group, Inc.(a)                                      65,320
    14,154  Owens Corning, Inc.(a)                                          423,346
     3,299  PGT, Inc.(a)                                                      8,478
     2,700  Pike Electric Corp.(a)                                           25,434
     6,250  Quanex Building Products Corp.                                  108,062
    11,300  Shaw Group, Inc.(a)                                             386,686
     4,283  Simpson Manufacturing Co., Inc.                                 105,148
     2,600  Sterling Construction Co., Inc.(a)                               33,644
     1,273  TRC Cos., Inc.(a)                                                 3,933
     3,400  Texas Industries, Inc.                                          100,436
     1,800  Trex Co., Inc.(a),(b)                                            36,162
     3,200  Tutor Perini Corp.(a)                                            52,736
     8,098  USG Corp.(a),(b)                                                 97,824
     3,200  Universal Forest Products, Inc.                                  96,992
     3,100  Valmont Industries, Inc.                                        225,246
    11,300  Valspar Corp.                                                   340,356

================================================================================

38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     3,700  Watsco, Inc.                                               $    214,304
     3,200  Watts Water Technologies, Inc., Class A                          91,712
                                                                       ------------
                                                                          6,478,148
                                                                       ------------
ELECTRICITY - 2.1%
     3,100  Allete, Inc.                                                    106,144
    15,000  Alliant Energy Corp.                                            476,100
     4,000  Black Hills Corp.                                               113,880
     1,700  CH Energy Group, Inc.                                            66,708
    48,100  Calpine Corp.(a)                                                611,832
     1,600  Central Vermont Public Service Corp.                             31,584
     6,700  Cleco Corp.                                                     176,947
    18,580  Covanta Holding Corp.(a)                                        308,242
    15,635  DPL, Inc.                                                       373,677
    10,980  Dynegy, Inc.(a)                                                  42,273
     5,500  El Paso Electric Co.(a)                                         106,425
     5,800  The Empire District Electric Co.                                108,866
    18,812  Great Plains Energy, Inc.                                       320,180
    12,120  Hawaiian Electric Industries, Inc.                              276,094
     6,800  IDACORP, Inc.                                                   226,236
     6,800  ITC Holdings Corp.                                              359,788
     2,400  MGE Energy, Inc.                                                 86,496
    18,700  Mirant Corp.(a)                                                 197,472
    14,100  NSTAR                                                           493,500
    32,400  NV Energy, Inc.                                                 382,644
     4,200  NorthWestern Corp.                                              110,040
     2,000  Ormat Technologies, Inc.                                         56,580
    11,200  Portland General Electric Co.                                   205,296
    46,600  RRI Energy, Inc.(a)                                             176,614
     2,933  UIL Holdings Corp.                                               73,413
    17,000  US Geothermal, Inc.(a)                                           13,486
     5,100  Unisource Energy Corp.                                          153,918
       900  Unitil Corp.                                                     18,819
    15,125  Westar Energy, Inc.                                             326,851
                                                                       ------------
                                                                          6,000,105
                                                                       ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.4%
     8,886  A123 Systems, Inc.(a),(b)                                        83,795
     6,863  AVX Corp.                                                        87,984
     2,300  AZZ, Inc.                                                        84,571
    13,477  Active Power, Inc.(a)                                            10,513
     3,700  ActivIdentity Corp.(a)                                            7,067
     1,342  Adept Technology, Inc.(a)                                         6,764
    10,600  Advanced Battery Technologies, Inc.(a)                           34,768
       458  Allied Motion Technologies, Inc.(a)                               2,079
     8,900  Altair Nanotechnologies, Inc.(a),(b)                              2,848
     1,500  American Science & Engineering, Inc.                            114,315
     5,900  American Superconductor Corp.(a),(b)                            157,471
    13,315  Ametek, Inc.                                                    534,597
     1,700  Anaren, Inc.(a)                                                  25,398
     4,500  Anixter International, Inc.(a)                                  191,700
    14,891  Arrow Electronics, Inc.(a)                                      332,814
    18,924  Avnet, Inc.(a)                                                  456,258
     2,400  Badger Meter, Inc.                                               92,856
     4,925  Baldor Electric Co.                                             177,694
    11,511  Beacon Power Corp.(a)                                             3,753
     1,188  Bel Fuse, Inc.                                                   19,614
     5,304  Belden, Inc.                                                    116,688
     7,184  Benchmark Electronics, Inc.(a)                                  113,866
     5,300  Brady Corp.                                                     132,076
     2,800  C&D Technologies, Inc.(a),(b)                                     2,467
     6,800  CTS Corp.                                                        62,832
    37,000  Capstone Turbine Corp.(a),(b)                                    36,260
     4,300  Checkpoint Systems, Inc.(a)                                      74,648
     7,100  Cogent, Inc.(a)                                                  63,971
     4,085  Cognex Corp.                                                     71,814
     3,800  Coherent, Inc.(a)                                               130,340
     2,892  Coleman Cable, Inc.(a)                                           16,311
    11,564  CommScope, Inc.(a)                                              274,876
     4,500  Comverge, Inc.(a)                                                40,320
     1,100  Cyberoptics Corp.(a)                                             10,637
     3,627  DDi Corp.                                                        27,311

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  39

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     4,200  Daktronics, Inc.                                           $     31,500
       588  Digital Angel Corp.(a)                                              295
     2,069  Dionex Corp.(a)                                                 154,058
     2,987  ESCO Technologies, Inc.                                          76,915
     3,800  Echelon Corp.(a)                                                 27,854
     1,531  Electro Rent Corp.                                               19,582
     3,400  Electro Scientific Industries, Inc.(a)                           45,424
     2,301  eMagin Corp.(a)                                                   8,284
     2,527  Encore Wire Corp.                                                45,966
     2,800  EnerNOC, Inc.(a),(b)                                             88,032
     6,400  EnerSys(a)                                                      136,768
     6,000  FEI Co.(a)                                                      118,260
     2,200  Faro Technologies, Inc.(a)                                       41,162
     7,000  General Cable Corp.(a)                                          186,550
    14,495  GrafTech International Ltd.(a)                                  211,917
     2,800  Greatbatch, Inc.(a)                                              62,468
     2,400  Houston Wire & Cable Co.                                         26,040
     6,871  Hubbell, Inc., Class B                                          272,710
     2,956  II-VI, Inc.(a)                                                   87,586
     3,000  IPG Photonics Corp.(a)                                           45,690
     3,600  Intevac, Inc.(a)                                                 38,412
       747  IntriCon Corp.(a)                                                 3,817
     5,300  Itron, Inc.(a)                                                  327,646
     1,895  Keithley Instruments, Inc.                                       16,733
     9,611  L-1 Identity Solutions, Inc.(a)                                  78,714
     2,950  LSI Industries, Inc.                                             14,396
     1,100  LaBarge, Inc.(a)                                                 12,551
     1,000  Landauer, Inc.                                                   60,880
     2,456  LeCroy Corp.(a)                                                  11,764
     1,548  Lightpath Technologies, Inc., Class A(a)                          2,461
     1,658  Lime Energy Co.(a)                                                5,687
     2,554  Littelfuse, Inc.(a)                                              80,732
     1,900  MTS Systems Corp.                                                55,100
       450  Mace Security International, Inc.(a)                                252
     3,162  Magnetek, Inc.(a)                                                 2,909
     2,900  Maxwell Technologies, Inc.(a)                                    33,060
     1,500  Measurement Specialties, Inc.(a)                                 20,550
     4,300  Methode Electronics, Inc.                                        41,882
     4,175  Mettler Toledo International, Inc.(a)                           466,055
     9,392  Microvision, Inc.(a),(b)                                         27,800
     2,100  Multi-Fineline Electronix, Inc.(a)                               52,416
     2,900  NU Horizons Electronics Corp.(a)                                  8,874
       918  NVE Corp.(a)                                                     39,961
     3,700  Napco Security Technologies, Inc.(a)                              6,327
     7,258  National Instruments Corp.                                      230,659
     4,700  Newport Corp.(a)                                                 42,582
     2,800  OSI Systems, Inc.(a)                                             77,756
     2,600  Orion Energy Systems, Inc.(a)                                     8,190
     2,050  Park Electrochemical Corp.                                       50,041
     3,093  Planar Systems, Inc.(a)                                           5,289
     5,800  Plexus Corp.(a)                                                 155,092
     1,800  Powell Industries, Inc.(a)                                       49,212
    14,300  Power-One, Inc.(a),(b)                                           96,525
    14,400  Powerwave Technologies, Inc.(a)                                  22,176
     4,505  Regal-Beloit Corp.                                              251,289
     3,696  Research Frontiers, Inc.(a),(b)                                  16,336
     3,800  Richardson Electronics Ltd.                                      34,200
     5,000  Rofin-Sinar Technologies, Inc.(a)                               104,100
     2,000  Rogers Corp.(a)                                                  55,540
     1,600  Rubicon Technology, Inc.(a)                                      47,664
    11,233  Sanmina-SCI Corp.(a)                                            152,881
    15,400  SatCon Technology Corp.(a)                                       44,044
       400  Servotronics, Inc.                                                3,600

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     1,200  Sigmatron International, Inc.(a)                           $      6,360
     1,000  Spectrum Control, Inc.(a)                                        13,980
     7,068  Synthesis Energy Systems, Inc.(a)                                 7,775
     6,900  TTM Technologies, Inc.(a)                                        65,550
     4,500  Technitrol, Inc.                                                 14,220
     2,013  Technology Research Corp.                                        10,206
     6,265  Thomas & Betts Corp.(a)                                         217,396
       800  Tollgrade Communications, Inc.(a)                                 5,040
    16,434  Trimble Navigation Ltd.(a)                                      460,152
     2,957  UQM Technologies Inc(a)                                          10,024
     2,200  Ultralife Batteries, Inc.(a)                                      9,460
     3,928  Universal Display Corp.(a),(b)                                   70,625
    10,100  Valence Technology, Inc.(a),(b)                                   7,272
     5,453  Veeco Instruments, Inc.(a)                                      186,929
       615  Viasystems Group, Inc.(a)                                         9,084
     3,800  Vicor Corp.(a)                                                   47,462
    20,323  Vishay Intertechnology, Inc.(a)                                 157,300
     6,100  WESCO International, Inc.(a)                                    205,387
     4,942  X-Rite, Inc.(a)                                                  18,236
     7,054  Zebra Technologies Corp., Class A(a)                            178,960
     1,700  Zygo Corp.(a)                                                    13,787
                                                                       ------------
                                                                          9,859,697
                                                                       ------------
FINANCIAL SERVICES - 3.0%
     5,500  Advance America, Cash Advance Centers, Inc.                      22,715
     5,700  Affiliated Managers Group, Inc.(a)                              346,389
       800  American Physicians Service Group, Inc.                          19,560
     7,924  AmeriCredit Corp.(a)                                            144,375
     2,168  Ampal-American Israel Corp., Class A(a)                           3,382
     4,400  Artio Global Investors, Inc.                                     69,256
     2,100  Asset Acceptance Capital Corp.(a)                                 8,694
     1,600  Asta Funding, Inc.                                               15,792
     4,100  BGC Partners, Inc.                                               20,951
     5,500  BlackRock, Inc.(d)                                              788,700
    24,400  CIT Group, Inc.(a)                                              826,184
     2,200  Calamos Asset Management, Inc., Class A                          20,416
     4,000  Cash America International, Inc.                                137,080
     2,929  Cohen & Co.,Inc.(a)                                              14,645
     2,110  Cohen & Steers, Inc.                                             43,761
     5,400  CompuCredit Hldgs Corp.(b)                                       21,384
     4,002  Cowen Group, Inc., Class A(a)                                    16,408
       577  Credit Acceptance Corp.(a)                                       28,140
       890  Deerfield Capital Corp.(a)                                        4,886
       300  Diamond Hill Investments Group                                   17,007
     2,600  Dollar Financial Corp.(a)                                        51,454
     2,000  Duff & Phelps Corp.                                              25,260
    14,799  Eaton Vance Corp.                                               408,600
     2,700  Encore Capital Group, Inc.(a)                                    55,647
     2,300  Epoch Holding Corp.                                              28,221
     1,500  Evercore Partners, Inc., Class A                                 35,025
     7,000  Ezcorp, Inc.(a)                                                 129,850
     5,647  FBR Capital Markets Corp.(a)                                     18,805
   139,800  Fannie Mae(a),(b)                                                47,882
     2,627  Federal Agricultural Mortgage Corp., Class B                     36,857
    31,064  Fidelity National Title Group, Inc., Class A                    403,521
     4,300  First Cash Financial Services, Inc.(a)                           93,740
     6,200  The First Marblehead Corp.(a)                                    14,570
    82,701  Freddie Mac(a)                                                   34,156

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                                                   SCHEDULE OF INVESTMENTS |  41

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
       700  GAMCO Investors, Inc., Class A                             $     26,040
     7,258  GFI Group, Inc.                                                  40,500
    21,859  GLG Partners, Inc.(a),(b)                                        95,742
     8,073  Gleacher & Co, Inc.(a)                                           20,586
     3,600  Greenhill & Co., Inc.                                           220,068
     6,800  Interactive Brokers Group, Inc., Class A(a)                     112,880
     2,330  International Assets  Holding Corp., Inc.(a)                     37,280
     1,876  Intersections, Inc.(a)                                            7,785
     6,400  Investment Technology Group, Inc.(a)                            102,784
     3,400  JMP Group, Inc.                                                  21,046
    13,920  Jefferies Group, Inc. New Shares(b)                             293,434
     4,048  KBW, Inc.(a)                                                     86,789
    13,700  Knight Capital Group, Inc., Class A(a)                          188,923
    11,909  Ladenburg Thalmann Financial Services, Inc.(a)                   14,886
    15,700  MF Global Holdings Ltd.(a)                                       89,647
    23,773  MGIC Investment Corp.(a)                                        163,796
    14,269  MSCI, Inc.(a)                                                   390,971
     2,952  MarketAxess Holdings, Inc.                                       40,708
     2,800  Marlin Business Services, Inc.(a)                                33,852
     2,800  Medallion Financial Corp.                                        18,480
     2,107  Merriman Curhan Ford Group, Inc.(a)                               1,159
     1,203  MicroFinancial, Inc.                                              4,198
     8,010  MoneyGram International, Inc.(a)                                 19,625
     4,639  National Financial Partners Corp.(a)                             45,323
     3,500  Nelnet, Inc., Class A                                            67,480
     2,900  NewStar Financial, Inc.(a)                                       18,444
    10,000  Ocwen Financial Corp.(a)                                        101,900
     5,400  optionsXpress Holdings, Inc.(a)                                  84,996
    16,062  The PMI Group, Inc.(a)                                           46,419
     2,700  Penson Worldwide, Inc.(a)                                        15,228
     2,175  Pico Holdings, Inc.(a)                                           65,185
     2,845  Piper Jaffray Cos.(a)                                            91,666
     1,896  Portfolio Recovery Associates, Inc.(a)                          126,615
     3,200  Primus Guaranty Ltd.(a)                                          11,808
       870  Pzena Investment Management, Inc., Class A                        5,542
    15,816  Radian Group, Inc.                                              114,508
    12,171  Raymond James Financial, Inc.                                   300,502
     1,000  Resource America, Inc., Class A                                   3,850
       966  Rewards Network, Inc.                                            13,205
    19,533  SEI Investments Co.                                             397,692
     6,065  SWS Group, Inc.                                                  57,617
     2,233  Safeguard Scientifics, Inc.(a)                                   23,580
     3,800  Sanders Morris Harris Group, Inc.                                21,090
     3,300  Siebert Financial Corp.(a)                                        6,930
     3,600  Stewart Information Services Corp.                               32,472
     3,500  Stifel Financial Corp.(a)                                       151,865
       420  Student Loan Corp.                                               10,114
    31,530  TD Ameritrade Holding Corp.(a)                                  482,409
     2,800  Thomas Weisel Partners Group, Inc.(a)                            16,492
     8,000  TradeStation Group, Inc.(a)                                      54,000
     1,743  Tree.com, Inc.(a)                                                11,016
     2,900  Triad Guaranty, Inc.(a),(b)                                         667
     1,600  U.S. Global Investors, Inc.                                       8,880
       435  Virtus Investment Partners, Inc.(a)                               8,143
    10,500  Waddell & Reed Financial, Inc., Class A                         229,740

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
       700  Westwood Holdings Group, Inc.                              $     24,605
       200  Wilhelmina International, Inc.(a)                                    24
     2,400  World Acceptance Corp.(a),(b)                                    91,944
                                                                       ------------
                                                                          8,726,443
                                                                       ------------
FIXED LINE TELECOMMUNICATIONS - 0.7%
     7,300  8x8, Inc.(a)                                                      9,125
     2,900  AboveNet, Inc.(a)                                               136,822
     9,000  Alaska Communications Systems Group, Inc.                        76,410
     1,175  Arbinet Corp.(a)                                                  9,106
     4,800  Cbeyond Communications, Inc.(a)                                  60,000
    22,800  Cincinnati Bell, Inc.(a)                                         68,628
     4,584  Consolidated Communications Holdings, Inc.                       77,974
     3,400  General Communication, Inc., Class A(a)                          25,806
     2,752  Global Crossing Ltd.(a)                                          29,089
     4,600  HickoryTech Corp.                                                31,050
     5,333  IDT Corp., Class B(a)                                            67,996
   206,694  Level 3 Communications, Inc.(a),(b)                             225,297
       300  NET2000 Communications, Inc.(a)                                       -
    18,000  PAETEC Holding Corp.(a)                                          61,380
    29,100  Primus Telecommunications Escrow(a)                                   -
     4,500  RCN Corp.(a)                                                     66,645
       800  SureWest Communications(a)                                        5,072
    19,200  TW Telecom, Inc.(a)                                             320,256
    39,655  Virgin Media, Inc.                                              661,842
    11,578  Vonage Holdings Corp.(a)                                         26,629
     1,500  Warwick Valley Telephone Co.                                     21,105
                                                                       ------------
                                                                          1,980,232
                                                                       ------------
FOOD & DRUG RETAILERS - 0.5%
       200  Arden Group, Inc., Class A                                       17,574
     7,500  Casey's General Stores, Inc.                                    261,750
     1,200  Core-Mark Holdings Co., Inc.(a)                                  32,880
       500  Dairy Mart Convenience Stores, Inc.(a)                                -
     5,280  drugstore.com, Inc.(a)                                           16,262
     4,820  The Great Atlantic & Pacific Tea Co., Inc.(a),(b)                18,798
     3,300  Ingles Markets, Inc., Class A                                    49,665
     1,520  Nash Finch Co.                                                   51,923
    14,200  Omnicare, Inc.                                                  336,540
     4,500  The Pantry, Inc.(a)                                              63,495
     4,215  PetMed Express, Inc.(b)                                          75,027
    69,100  Rite Aid Corp.(a),(b)                                            67,718
     6,300  Ruddick Corp.                                                   195,237
     4,800  Spartan Stores, Inc.                                             65,856
     4,451  United Natural Foods, Inc.(a)                                   132,996
       100  Village Super Market, Inc., Class A                               2,625
     1,100  Vitamin Shoppe, Inc.(a)                                          28,215
     1,200  Weis Markets, Inc.                                               39,492
     5,700  Winn-Dixie Stores, Inc.(a)                                       54,948
                                                                       ------------
                                                                          1,511,001
                                                                       ------------
FOOD PRODUCERS - 2.1%
       400  Alico, Inc.                                                       9,192
     3,400  American Italian Pasta Co., Class A(a)                          179,758
     3,000  The Andersons, Inc.                                              97,770
     5,500  B&G Foods, Inc., Class A                                         59,290
       500  Bridgford Foods Corp.                                             7,000
    17,992  Bunge Ltd.                                                      885,026
       336  Cagle's, Inc., Class A(a)                                         1,630
     1,500  Cal-Maine Foods, Inc.                                            47,895
     1,300  Calavo Growers, Inc.                                             23,348

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                                                   SCHEDULE OF INVESTMENTS |  43

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     4,902  Chiquita Brands International, Inc.(a)                     $     59,559
    10,300  Corn Products International, Inc.                               312,090
     8,900  Darling International, Inc.(a)                                   66,839
    25,300  Del Monte Foods Co.                                             364,067
     2,800  Diamond Foods, Inc.                                             115,080
     4,300  Dole Food Co., Inc.(a)                                           44,849
       700  Farmer Bros. Co.                                                 10,563
    12,018  Flowers Foods, Inc.                                             293,600
     4,700  Fresh Del Monte Produce, Inc.(a)                                 95,128
       941  Golden Enterprises, Inc.                                          2,823
    15,600  Green Mountain Coffee Roasters, Inc.(a)                         400,920
       600  Griffin Land & Nurseries, Inc.                                   15,240
     4,100  HQ Sustainable Maritime Industries, Inc.(a)                      20,500
     6,839  Hain Celestial Group, Inc.(a)                                   137,943
       800  Harbinger Group, Inc.(a)                                          5,024
     8,200  Herbalife Ltd.                                                  377,610
     2,712  Imperial Sugar Co., New Shares                                   27,391
     1,900  J&J Snack Foods Corp.                                            79,990
       700  John B. Sanfilippo & Son, Inc.(a)                                10,129
     3,100  Lancaster Colony Corp.                                          165,416
     3,500  Lance, Inc.                                                      57,715
     1,500  Lifeway Foods, Inc.(a)                                           14,610
     2,900  MGP Ingredients, Inc.(a)                                         19,227
     3,100  Mannatech, Inc.(a)                                                6,169
     5,500  Martek Biosciences Corp.(a)                                     130,405
     1,611  Medifast, Inc.(a)                                                41,741
     6,600  NBTY, Inc.(a)                                                   224,466
       900  Natures Sunshine Prods, Inc.(a)                                   7,533
     6,400  Nu Skin Enterprises, Inc., Class A                              159,552
     1,400  Nutraceutical International Corp.(a)                             21,364
     4,700  NutriSystem, Inc.(b)                                            107,818
     1,400  Omega Protein Corp.(a)                                            5,614
     5,880  Pilgrims Pride Corp.(a)                                          38,632
     6,832  Ralcorp Holdings, Inc.(a)                                       374,394
     1,819  Reliv International, Inc.                                         4,402
     1,495  Rocky Mountain Chocolate Factory, Inc.                           13,903
     2,850  Sanderson Farms, Inc.                                           144,609
     3,700  Schiff Nutrition International, Inc.                             26,344
        40  Seaboard Corp.                                                   60,400
     2,000  Seneca Foods Corp.(a)                                            64,520
    11,700  Smart Balance, Inc.(a)                                           47,853
    18,858  Smithfield Foods, Inc.(a)                                       280,984
       400  Tasty Baking Co.                                                  2,888
     2,281  Tootsie Roll Industries, Inc.                                    53,946
     3,732  TreeHouse Foods, Inc.(a)                                        170,403
     1,100  USANA Health Sciences, Inc.(a)                                   40,183
                                                                       ------------
                                                                          6,035,345
                                                                       ------------
FORESTRY & PAPER - 0.2%
     8,874  Boise, Inc.(a)                                                   48,719
     4,300  Buckeye Technologies, Inc.(a)                                    42,785
     1,774  Clearwater Paper Corp.(a)                                        97,144
     1,400  Deltic Timber Corp.                                              58,520
     5,208  Domtar Corp.                                                    255,973
     4,600  Kapstone Paper and Packaging Corp.(a)                            51,244
         3  MAXXAM, Inc.(a)                                                   8,175
     2,900  Neenah Paper, Inc.                                               53,070
     4,900  P.H. Glatfelter Co.                                              53,165
     2,900  Verso Paper Corp.(a)                                              6,699
     5,400  Wausau Paper Corp.(a)                                            36,558
                                                                       ------------
                                                                            712,052
                                                                       ------------
GAS, WATER & MULTI-UTILITIES - 1.6%
     9,100  AGL Resources, Inc.(c)                                          325,962
     1,950  American States Water Co.                                        64,623

================================================================================

44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
    20,361  American Water Works Co, Inc.                              $    419,437
    17,317  Aqua America, Inc.                                              306,165
       225  Artesian Resources Corp., Class A                                 4,153
    10,800  Atmos Energy Corp.                                              292,032
     6,000  Avista Corp.                                                    117,180
     3,000  Cadiz, Inc.(a)                                                   36,210
     3,200  California Water Service Group                                  114,240
     1,280  Chesapeake Utilities Corp.                                       40,192
     1,000  Connecticut Water Service, Inc.                                  21,020
       100  Delta Natural Gas Co., Inc.                                       2,850
       300  Energy, Inc.                                                      3,258
     3,100  The Laclede Group, Inc.                                         102,703
     1,366  Middlesex Water Co.                                              21,651
     8,434  National Fuel Gas Co.                                           386,952
     6,260  New Jersey Resources Corp.                                      220,352
     2,900  Northwest Natural Gas Co.                                       126,353
    11,000  PNM Resources, Inc.                                             122,980
     1,777  Pennichuck Corp.                                                 39,147
    10,000  Piedmont Natural Gas Co.                                        253,000
    22,600  Questar Corp.(a)                                                364,990
       100  RGC Resources, Inc.                                               3,100
     1,400  SJW Corp.                                                        32,816
     4,600  South Jersey Industries, Inc.                                   197,616
     4,900  Southwest Gas Corp.                                             144,550
     6,771  Southwest Water Co.                                              70,960
    14,860  UGI Corp.                                                       378,038
     9,300  Vectren Corp.                                                   220,038
     7,100  WGL Holdings, Inc.                                              241,613
                                                                       ------------
                                                                          4,674,181
                                                                       ------------
GENERAL INDUSTRIALS - 1.2%
     1,300  AEP Industries, Inc.(a)                                          31,044
     7,688  Actuant Corp., Class A                                          144,765
     5,673  American International Industries, Inc.(a)                        5,559
     7,667  AptarGroup, Inc.                                                289,966
     7,275  Carlisle Cos., Inc.                                             262,846
    21,500  Crown Holdings, Inc.(a)                                         538,360
     2,700  Graham Packaging Co., Inc.(a)                                    32,319
     9,032  Graphic Packaging Holding Co.(a)                                 28,451
     4,226  Greif, Inc.                                                     234,712
     9,776  Harsco Corp.                                                    229,736
     3,800  Landec Corp.(a)                                                  22,382
     1,300  Multi-Color Corp.                                                13,312
     2,935  Myers Industries, Inc.                                           23,744
     4,200  Otter Tail Corp.                                                 81,186
    12,369  Packaging Corp. of America                                      272,365
     1,900  Raven Industries, Inc.                                           64,049
     4,900  Rock-Tenn Co., Class A                                          243,383
     7,400  Silgan Holdings, Inc.                                           210,012
    12,416  Sonoco Products Co.                                             378,440
    14,300  Temple-Inland, Inc.                                             295,581
     3,600  Trimas Corp.(a)                                                  40,716
                                                                       ------------
                                                                          3,442,928
                                                                       ------------
GENERAL RETAILERS - 5.2%
     4,470  1-800-FLOWERS.COM, Inc., Class A(a)                               9,208
     4,266  99 Cents Only Stores(a)                                          63,137
     3,100  A.C. Moore Arts & Crafts, Inc.(a)                                 7,037
     8,062  Aaron's, Inc.                                                   137,618
    12,800  Advance Auto Parts, Inc.(c)                                     642,304
    13,115  Aeropostale, Inc.(a)                                            375,614
       800  Amerco, Inc.(a)                                                  44,040
     1,650  America's Car Mart, Inc.(a)                                      37,340
    21,165  American Eagle Outfitters, Inc.                                 248,689
     3,000  American Public Education, Inc.(a)                              131,100
     1,731  Ancestry.com, Inc.(a)                                            30,500
     7,333  AnnTaylor Stores Corp.(a)                                       119,308

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                                                   SCHEDULE OF INVESTMENTS |  45

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     4,600  Asbury Automotive Group, Inc.(a)                           $     48,484
     8,000  Autobytel, Inc.(a)                                                9,120
     7,477  BJ's Wholesale Club, Inc.(a)                                    276,724
     4,871  Barnes & Noble, Inc.(b)                                          62,836
     7,300  Beacon Roofing Supply, Inc.(a)                                  131,546
     3,150  bebe Stores, Inc.                                                20,160
       700  Bidz.com, Inc.(a)                                                 1,050
     3,700  Big 5 Sporting Goods Corp.                                       48,618
    42,600  Blockbuster, Inc., Class A(a),(b)                                10,143
     2,300  Blue Nile, Inc.(a),(b)                                          108,284
     3,400  The Bon-Ton Stores, Inc.(a)                                      33,150
     1,200  Books-A-Million, Inc.                                             7,224
     6,200  Borders Group, Inc.(a)                                            8,246
     1,765  Bridgepoint Education, Inc.(a)                                   27,905
     4,700  Brown Shoe Co., Inc.                                             71,346
     3,725  The Buckle, Inc.(b)                                             120,764
     1,500  Build-A-Bear Workshop, Inc.(a)                                   10,170
     1,200  CPI Corp.                                                        26,904
     6,400  Cabela's, Inc., Class A(a)                                       90,496
     2,300  Cache, Inc.(a)                                                   13,064
     2,800  Cambium Learning Group, Inc.(a)                                  10,080
     2,300  Capella Education Co.(a)                                        187,105
     8,668  Career Education Corp.(a)                                       199,537
     3,522  Casual Male Retail Group, Inc.(a)                                12,045
     4,150  The Cato Corp., Class A                                          91,383
    13,855  Charming Shoppes, Inc.(a)                                        51,956
     2,500  Chemed Corp.                                                    136,600
    21,200  Chico's FAS, Inc.                                               209,456
     2,844  The Children's Place Retail Stores, Inc.(a)                     125,193
     3,410  Christopher & Banks Corp.                                        21,108
     1,600  Citi Trends, Inc.(a)                                             52,704
     5,900  Clean Energy Fuels Corp.(a),(b)                                  88,146
     7,470  Coldwater Creek, Inc.(a)                                         25,099
     7,300  Collective Brands, Inc.(a)                                      115,340
     1,870  Collectors Universe, Inc.                                        25,095
       800  Conn's, Inc.(a)                                                   4,704
     9,346  Copart, Inc.(a)                                                 334,680
    11,635  Corinthian Colleges, Inc.(a),(b)                                114,605
     4,700  Cost Plus, Inc.(a)                                               16,779
     1,988  DSW, Inc., Class A(a)                                            44,650
     5,199  dELiA*s, Inc.(a)                                                  7,643
     1,200  Destination Maternity Corp.(a)                                   30,360
     9,900  Dick's Sporting Goods, Inc.(a)                                  246,411
     7,700  Dillard's, Inc., Class A(b)                                     165,550
     4,100  Dollar General Corp.(a)                                         112,955
    18,158  Dollar Tree, Inc.(a)                                            755,897
     9,221  Dress Barn, Inc.(a)                                             219,552
       600  Ediets.Com, Inc.(a),(b)                                             454
     2,800  Education Management Corp.(a)                                    42,700
     5,963  The Finish Line, Inc., Class A                                   83,065
    21,500  Foot Locker, Inc.                                               271,330
     7,450  Fred's, Inc.                                                     82,397
     7,900  GSI Commerce, Inc.(a)                                           227,520
     2,460  Gaiam, Inc.                                                      14,932
    10,897  Geeknet, Inc.(a)                                                 13,512
     2,470  Genesco, Inc.(a)                                                 64,986
     1,300  Grand Canyon Education, Inc.(a)                                  30,459
     3,201  Group 1 Automotive, Inc.(a)                                      75,320
     7,000  Guess?, Inc.                                                    218,680
     4,400  Gymboree Corp.(a)                                               187,924
     4,623  HSN, Inc.(a)                                                    110,952
     2,100  Haverty Furniture Cos., Inc.                                     25,809
     4,618  Hibbett Sports, Inc.(a)                                         110,647

================================================================================

46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     6,945  Hillenbrand, Inc.                                          $    148,554
     8,365  Hot Topic, Inc.                                                  42,494
     4,994  ITT Educational Services, Inc.(a)                               414,602
     2,469  Internet Brands, Inc., Class A(a)                                25,505
     6,200  J. Crew Group, Inc.(a)                                          228,222
     3,915  Jackson Hewitt Tax Service, Inc.(a)                               4,424
     3,766  Jo-Ann Stores, Inc.(a)                                          141,263
     2,656  Jos. A. Bank Clothiers, Inc.(a)                                 143,397
     3,161  K12, Inc.(a)                                                     70,111
     1,300  KAR Auction Services, Inc.(a)                                    16,081
     2,500  Kirkland's, Inc.(a)                                              42,188
       300  Lazare Kaplan International, Inc.(a)                                750
     1,800  Learning Tree International, Inc.(a)                             19,530
     2,900  Liquidity Services, Inc.(a)                                      37,584
     3,900  Lithia Motors, Inc., Class A                                     24,102
     2,200  Lumber Liquidators Holdings, Inc.(a)                             51,326
       668  Mac-Gray Corp.                                                    7,442
     4,200  MarineMax, Inc.(a)                                               29,148
     3,200  Matthews International  Corp., Class A                           93,696
     5,100  Men's Wearhouse, Inc.                                            93,636
     2,200  Midas, Inc.(a)                                                   16,874
     3,125  Monro Muffler, Inc.                                             123,531
     5,600  Navarre Corp.(a)                                                 12,208
     6,420  NetFlix, Inc.(a)                                                697,533
     2,600  New York & Co.(a)                                                 5,954
       100  Nobel Learning Communities, Inc.(a)                                 590
     9,849  OfficeMax, Inc.(a)                                              128,628
     1,500  OpenTable, Inc.(a)                                               62,205
     1,300  Overstock.com, Inc.(a)                                           23,491
     2,100  PC Mall, Inc.(a)                                                  8,400
    11,081  Pacific Sunwear of California, Inc.(a)                           35,459
     7,100  Penske Auto Group, Inc.(a)                                       80,656
     5,000  The Pep Boys - Manny, Moe & Jack                                 44,300
     4,900  Pet DRx Corp.(a)                                                  1,627
    17,300  PetSmart, Inc.                                                  521,941
    11,318  Pier 1 Imports, Inc.(a)                                          72,548
     1,430  Pre-Paid Legal Services, Inc.(a)                                 65,051
     1,950  PriceSmart, Inc.                                                 45,299
     3,739  The Princeton Review, Inc.(a)                                     8,674
     2,600  The Providence Service Corp.(a)                                  36,400
     9,800  RealNetworks, Inc.(a)                                            32,340
     5,700  Regis Corp.                                                      88,749
     9,600  Rent-A-Center, Inc.(a)                                          194,496
     2,200  Retail Ventures, Inc.(a)                                         17,204
     5,350  Rollins, Inc.                                                   110,691
     1,574  Rue21, Inc.(a)                                                   47,755
     3,850  Rush Enterprises, Inc., Class A(a)                               51,436
    17,824  Saks, Inc.(a),(b)                                               135,284
     9,572  Sally Beauty Co., Inc.(a)                                        78,490
    28,900  Service Corp. International                                     213,860
     1,800  Shoe Carnival, Inc.(a)                                           36,918
     3,166  Shutterfly, Inc.(a)                                              75,857
     9,884  Signet Jewelers Ltd.(a)                                         271,810
     3,900  Sonic Automotive, Inc.(a)                                        33,384
     7,700  Sotheby's Holdings, Inc., Class A                               176,099
     3,400  Stage Stores, Inc.                                               36,312
     2,650  Stamps.com, Inc.(a)                                              27,163
     2,600  Standard Parking Corp.(a)                                        41,158
     4,100  Stein Mart, Inc.(a)                                              25,543
    10,200  Stewart Enterprises, Inc., Class A                               55,182
     1,900  Strayer Education, Inc.(b)                                      394,991
     1,700  Susser Holdings Corp.(a)                                         20,043
     3,512  The Talbots, Inc.(a)                                             36,209
     3,500  Titan Machinery, Inc.(a)                                         45,955
     5,200  Tractor Supply Co.                                              317,044

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                                                   SCHEDULE OF INVESTMENTS |  47

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     2,400  Trans World Entertainment Corp.(a)                         $      4,080
     6,452  Tuesday Morning Corp.(a)                                         25,743
     3,857  Ulta Salon Cosmetics & Fragrance, Inc.(a)                        91,257
    11,940  VCA Antech, Inc.(a)                                             295,634
     7,300  ValueVision Media, Inc., Class A(a)                              12,921
     3,750  Weight Watchers International, Inc.                              96,337
     1,600  West Marine, Inc.(a)                                             17,408
    12,975  The Wet Seal, Inc.,  Class A(a)                                  47,359
    12,757  Williams-Sonoma, Inc.                                           316,629
       600  Winmark Corp.                                                    20,082
     1,984  Zale Corp.(a)                                                     3,135
     2,600  Zumiez, Inc.(a)                                                  41,886
                                                                       ------------
                                                                         15,099,317
                                                                       ------------
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
     1,600  AGA Medical Holdings, Inc.(a)                                    20,304
     7,200  AMERIGROUP Corp.(a)                                             233,856
     5,400  ATS Medical, Inc.(a)                                             21,438
     2,800  Abaxis, Inc.(a)                                                  60,004
     3,700  Abiomed, Inc.(a)                                                 35,816
     5,523  Accuray, Inc.(a)                                                 36,617
       600  Addus HomeCare Corp.(a)                                           3,594
     1,476  AdvanSource Biomaterials Corp.(a)                                   413
     1,600  Air Methods Corp.(a)                                             47,600
     8,725  Align Technology, Inc.(a)                                       129,741
     3,300  Alliance Healthcare Services, Inc.(a)                            13,332
     3,100  Allied Healthcare International, Inc.(a)                          7,192
     1,500  Almost Family, Inc.(a)                                           52,395
     6,857  Alphatec Holdings, Inc.(a)                                       31,816
     3,867  Amedisys, Inc.(a),(b)                                           170,032
     1,200  America Service Group, Inc.                                      20,640
     1,000  American Caresource Holdings, Inc.(a)                             1,700
    10,600  American Medical Systems Holdings, Inc.(a)                      234,472
     3,500  Amsurg Corp.(a)                                                  62,370
     1,500  Analogic Corp.                                                   68,265
     2,590  AngioDynamics, Inc.(a)                                           38,203
     1,400  Anika Therapeutics, Inc.(a)                                       8,246
     3,100  Animal Health International, Inc.(a)                              7,688
     2,265  ArthroCare Corp.(a)                                              69,422
     1,760  Assisted Living Concepts, Inc.(a)                                52,078
       200  Atrion Corp.                                                     27,010
     8,500  Beckman Coulter, Inc.                                           512,465
     2,345  Bio-Rad Laboratories, Inc., Class A(a)                          202,819
     4,400  Bio-Reference Labs, Inc.(a)                                      97,548
     3,435  Biolase Technology, Inc.(a)                                       5,084
     6,596  Bioscript, Inc.(a)                                               34,563
     2,825  BioSphere Medical, Inc.(a)                                       12,204
     1,600  Bovie Medical Corp.(a)                                            4,768
     6,300  Brookdale Senior Living, Inc.(a)                                 94,500
     8,333  Bruker BioSciences Corp.(a)                                     101,329
     3,150  CONMED Corp.(a)                                                  58,685
     2,600  Cantel Medical Corp.                                             43,420
     3,210  Cardiac Science Corp.(a)                                          3,146
     2,700  Cardica, Inc.(a)                                                  4,401
     4,315  CardioNet, Inc.(a)                                               23,646
     5,600  Catalyst Health Solutions, Inc.(a)                              193,200
     6,500  Centene Corp.(a)                                                139,750
     8,600  Cepheid, Inc.(a)                                                137,772
     1,450  Chindex International, Inc.(a)                                   18,169
     6,800  Clarient, Inc.(a)                                                20,944
     1,329  Clinical Data, Inc.(a)                                           16,533
    12,600  Community Health Systems, Inc.(a)                               426,006

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     4,300  Conceptus, Inc.(a)                                         $     66,994
     7,800  Contiucare Corp.(a)                                              26,130
     5,943  The Cooper Cos., Inc.                                           236,472
     1,200  Corvel Corp.(a)                                                  40,548
     8,600  Covance, Inc.(a)                                                441,352
     2,826  Cryo-Cell International, Inc.(a)                                  3,533
     5,100  CryoLife, Inc.(a)                                                27,489
       900  Cutera, Inc.(a)                                                   8,289
     4,000  Cyberonics, Inc.(a)                                              94,720
     2,200  Cynosure, Inc., Class A(a)                                       23,694
       700  Daxor Corp.                                                       7,042
     7,300  Delcath Systems, Inc.(a),(b)                                     46,282
     7,900  DexCom, Inc.(a)                                                  91,324
       460  Dynacq Healthcare, Inc.(a)                                        1,076
    13,936  Edwards Lifesciences Corp.(a)                                   780,695
     3,004  Emergency Medical Services Corp.(a)                             147,286
     2,200  Emeritus Corp.(a),(b)                                            35,882
     6,200  Endologix, Inc.(a)                                               28,086
       500  The Ensign Group, Inc.                                            8,260
     4,775  eResearch Technology, Inc.(a)                                    37,627
     1,399  Escalon Medical Corp.(a)                                          2,210
     8,209  ev3, Inc.(a)                                                    183,964
     1,000  Exactech, Inc.(a)                                                17,080
       308  Five Star Quality Care, Inc.(a)                                     930
       692  Fonar Corp.(a)                                                    1,080
     2,900  Genoptix, Inc.(a)                                                49,880
     3,200  Gentiva Health Services, Inc.(a)                                 86,432
       100  Gliatech, Inc.(a)                                                     -
     3,900  HMS Holdings Corp.(a)                                           211,458
     3,500  Haemonetics Corp.(a)                                            187,320
     5,400  Hanger Orthopedic Group, Inc.(a)                                 96,984
     8,900  Hansen Medical, Inc.(a)                                          18,957
     5,100  Health Grades, Inc.(a)                                           30,600
    33,780  Health Management Associates, Inc., Class A(a)                  262,471
    13,080  Health Net, Inc.(a)                                             318,760
     3,877  Healthcare Services Group, Inc.                                  73,469
    10,900  HealthSouth Corp.(a)                                            203,939
     5,800  HealthSpring, Inc.(a)                                            89,958
     2,954  HealthTronics, Inc.(a)                                           14,268
     3,700  Healthways, Inc.(a)                                              44,104
    12,000  Henry Schein, Inc.(a)                                           658,800
     7,045  Hill-Rom Holdings, Inc.                                         214,379
    34,336  Hologic, Inc.(a)                                                478,300
     9,589  Hooper Holmes, Inc.(a)                                            5,466
     2,900  Hydron Technologies, Inc.(a)                                          8
    10,400  Hythiam, Inc.(a)                                                  1,664
     2,500  ICU Medical, Inc.(a)                                             80,425
     2,300  IPC The Hospitalist Co., Inc.(a)                                 57,730
     2,500  IRIS International, Inc.(a)                                      25,350
     7,432  Idexx Laboratories, Inc.(a),(b)                                 452,609
     7,887  Immucor, Inc.(a)                                                150,247
     5,000  Insulet Corp.(a)                                                 75,250
     2,300  Integra LifeSciences Holdings Corp.(a)                           85,100
     5,100  Invacare Corp.                                                  105,774
    10,375  Inverness Medical Innovations, Inc.(a)                          276,597
     2,800  Kendle International, Inc.(a)                                    32,256
     2,400  Kensey Nash Corp.(a)                                             56,904
     3,890  Kindred Healthcare, Inc.(a)                                      49,948
     7,715  Kinetic Concepts, Inc.(a)                                       281,675
     4,084  LCA-Vision, Inc.(a)                                              22,625
     2,600  LHC Group, Inc.(a)                                               72,150
     1,088  Lectec Corp.                                                      3,253
     7,845  LifePoint Hospitals, Inc.(a)                                    246,333
    13,950  Lincare Holdings, Inc.                                          453,514
     4,800  MAKO Surgical Corp.(a),(b)                                       59,760

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  49

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     1,600  MEDTOX Scientific, Inc.(a)                                 $     19,680
     4,500  MELA Sciences, Inc.(a)                                           33,480
     4,179  Magellan Health Services, Inc.(a)                               151,781
     6,090  Masimo Corp.                                                    145,003
     1,800  MedCath Corp.(a)                                                 14,148
     1,800  Medical Action Industries, Inc.(a)                               21,582
     5,600  Mednax, Inc.(a)                                                 311,416
     6,525  Meridian Bioscience, Inc.                                       110,925
     3,068  Merit Medical Systems, Inc.(a)                                   49,303
       300  Metropolitan Health Networks, Inc.(a)                             1,119
     2,700  Micrus Endovascular Corp.(a)                                     56,133
     1,800  Molina Healthcare, Inc.(a)                                       51,840
     2,154  NMT Medical, Inc.(a)                                              1,130
     1,218  Nanosphere, Inc.(a)                                               5,310
       448  National Dentex Corp.(a)                                          7,549
       600  National Healthcare Corp.                                        20,676
     3,100  Natus Medical, Inc.(a)                                           50,499
     2,418  Neogen Corp.(a)                                                  62,989
     3,931  Neurometrix, Inc.(a)                                              4,481
     2,700  Nighthawk Radiology Holdings, Inc.(a)                             6,993
     5,600  NuVasive, Inc.(a)                                               198,576
     4,900  NxStage Medical, Inc.(a)                                         72,716
     1,299  OTIX Global, Inc.(a)                                              5,196
     5,650  Odyssey HealthCare, Inc.(a)                                     150,968
     3,800  Omnicell, Inc.(a)                                                44,422
     5,764  OraSure Technologies, Inc.(a)                                    26,687
     2,300  Orthofix International NV(a)                                     73,715
     8,420  Orthovita, Inc.(a)                                               17,093
     3,300  Osteotech, Inc.(a)                                               10,461
     8,100  Owens & Minor, Inc.                                             229,878
       300  PC Group, Inc.(a)                                                   120
     9,000  PSS World Medical, Inc.(a)                                      190,350
     2,000  Palomar Medical Technologies, Inc.(a)                            22,380
     8,500  Parexel International Corp.(a)                                  184,280
    15,300  Pharmaceutical Product Development, Inc.                        388,773
     3,423  PharMerica Corp.(a)                                              50,181
       125  Psychemedics Corp.                                                1,018
     7,732  Psychiatric Solutions, Inc.(a)                                  252,991
     4,800  Quidel Corp.(a)                                                  60,912
     5,160  RTI Biologics, Inc.(a)                                           15,119
     6,500  RadNet, Inc.(a)                                                  15,405
     3,500  RehabCare Group, Inc.(a)                                         76,230
     2,496  Res-Care, Inc.(a)                                                24,111
     9,300  ResMed, Inc.(a)                                                 565,533
     1,898  Retractable Technologies, Inc.(a)                                 3,056
     1,700  Rochester Medical Corp.(a)                                       16,065
     3,200  Rockwell Medical Technologies, Inc.(a)                           17,248
     4,100  Rural/Metro Corp.(a)                                             33,374
     1,655  SRI/Surgical Express, Inc.(a)                                     6,339
     5,148  Select Medical Holdings Corp.(a)                                 34,903
     1,006  SenoRx, Inc.(a)                                                  11,046
     4,691  Sirona Dental Systems, Inc.(a)                                  163,434
     5,900  Skilled Healthcare Group, Inc., Class A(a)                       40,061
     2,500  Somanetics Corp.(a)                                              62,375
     3,000  SonoSite, Inc.(a)                                                81,330
     1,900  Sparta Surgical Corp.(a)                                              -
     3,800  Spectranetic Corp.(a)                                            19,684
     2,400  Staar Surgical Co.(a)                                            13,728
     3,935  Stereotaxis, Inc.(a)                                             13,025
     7,700  Steris Corp.                                                    239,316

================================================================================

50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     6,300  Sun Healthcare Group, Inc.(a)                              $     50,904
     5,907  Sunrise Senior Living, Inc.(a)                                   16,421
     1,800  SurModics, Inc.(a)                                               29,538
     3,600  Symmetry Medical, Inc.(a)                                        37,944
     3,465  Synergetics USA, Inc.(a)                                          9,217
     3,100  Synovis Life Technologies, Inc.(a)                               47,368
     8,500  SyntheMed, Inc.(a)                                                  935
     1,700  Team Health Holdings, Inc.(a)                                    21,964
     4,700  Teleflex, Inc.                                                  255,116
     4,533  Theragenics Corp.(a)                                              5,213
     8,000  ThermoGenesis Corp.(a)                                            3,920
     8,000  Thoratec Corp.(a)                                               341,840
     5,200  Tomotherapy, Inc.(a)                                             16,536
     1,100  Trans1, Inc.(a)                                                   2,871
       200  Transcend Services, Inc.(a)                                       2,700
     1,400  Triple-S Management Corp.(a)                                     25,970
     1,600  US Physical Therapy, Inc.(a)                                     27,008
       400  Uluru, Inc.(a)                                                       55
     4,400  Universal American Financial Corp.(a)                            63,360
    12,600  Universal Health Services, Inc., Class B                        480,690
     2,686  Urologix, Inc.(a)                                                 2,901
       800  Utah Medical Products, Inc.                                      19,952
     1,500  Vascular Solutions, Inc.(a)                                      18,750
     1,600  Virtual Radiologic Corp.(a)                                      27,456
     6,400  Volcano Corp.(a)                                                139,648
     4,900  WellCare Health Plans, Inc.(a)                                  116,326
     3,600  West Pharmaceutical Services, Inc.                              131,364
     6,200  Wright Medical Group, Inc.(a)                                   102,982
     3,510  Zoll Medical Corp.(a)                                            95,121
                                                                       ------------
                                                                         18,250,164
                                                                       ------------

HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.8%
     5,615  ACCO Brands Corp.(a)                                             28,019
     2,349  Bassett Furniture Industries, Inc.(a)                            10,054
     7,979  Beazer Homes USA, Inc.(a),(b)                                    28,964
     3,896  Blount International, Inc.(a)                                    40,012
       675  Blyth, Inc.                                                      22,997
     8,000  Briggs & Stratton Corp.                                         136,160
     1,876  Brookfield Homes Corp.(a),(b)                                    12,644
       710  Cavco Industries, Inc.(a)                                        24,978
     7,058  Central Garden & Pet Co., Class A(a)                             63,310
     9,400  Church & Dwight Co., Inc.                                       589,474
     1,600  Compx International, Inc.                                        15,760
     4,512  Comstock Homebuilding Cos., Inc., Class A(a)                      6,317
     3,186  Dixie Group, Inc.(a)                                             11,724
     8,516  Energizer Holdings, Inc.(a)                                     428,185
     4,622  Ethan Allen Interiors, Inc.                                      64,662
       367  Flexsteel Industries, Inc.                                        4,037
     1,100  Forward Industries, Inc.(a)                                       3,421
     4,400  Furniture Brands International, Inc.(a)                          22,968
     4,220  HNI Corp.                                                       116,430
     8,590  Herman Miller, Inc.                                             162,093
     1,900  hhgregg, Inc.(a)                                                 44,308
     1,700  Hooker Furniture Corp.                                           18,122
     6,399  Hovnanian Enterprises, Inc., Class A(a),(b)                      23,548
     6,074  Interface, Inc., Class A                                         65,235
     2,100  iRobot Corp.(a)                                                  39,459
    11,235  Jarden Corp.                                                    301,884
    10,134  KB Home                                                         111,474
     1,813  Kid Brands, Inc.(a)                                              12,745
     5,200  Knoll, Inc.                                                      69,108
       700  L.S. Starrett Co., Class A                                        6,671
     5,700  La-Z-Boy, Inc.(a)                                                42,351
     1,856  Libbey, Inc.(a)                                                  24,091
     2,500  Lifetime Brands, Inc.(a)                                         36,550

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  51

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     3,600  M/I Homes, Inc.(a)                                         $     34,704
     5,316  MDC Holdings, Inc.                                              143,266
     4,200  Meritage Homes Corp.(a)                                          68,376
     2,211  Middleby Corp.(a)                                               117,603
     6,864  Mohawk Industries, Inc.(a)                                      314,097
       750  NVR, Inc.(a)                                                    491,273
       500  National Presto Industries, Inc.                                 46,430
       700  Oil-Dri Corp. of America                                         16,065
     3,989  Palm Harbor Homes, Inc.(a)                                        7,100
     5,756  Ryland Group, Inc.                                               91,060
     5,200  The Scotts Miracle-Gro Co.                                      230,932
     6,100  Sealy Corp.(a),(b)                                               16,287
     6,304  Select Comfort Corp.(a)                                          55,160
     1,000  Skyline Corp.                                                    18,010
    16,331  Standard-Pacific Corp.(a)                                        54,382
     2,400  Stanley Furniture Co., Inc.(a)                                    9,744
     7,404  Steelcase, Inc., Class A                                         57,381
     9,900  Tempur-Pedic International, Inc.(a)                             304,425
    18,000  Toll Brothers, Inc.(a)                                          294,480
     7,655  Tupperware Corp.                                                305,052
     2,505  Virco Manufacturing Corp.                                         7,515
     1,900  WD-40 Co.                                                        63,460
                                                                       ------------
                                                                          5,334,557
                                                                       ------------
INDUSTRIAL ENGINEERING - 3.1%
    11,601  AGCO Corp.(a)                                                   312,879
     1,400  Alamo Group, Inc.                                                30,380
     3,070  Albany International Corp., Class A                              49,703
     4,300  Altra Holdings, Inc.(a)                                          55,986
     1,800  American Railcar Industries, Inc.(a)                             21,744
    11,100  ArvinMeritor, Inc.(a)                                           145,410
     2,342  Astec Industries, Inc.(a)                                        64,944
     5,684  Broadwind Energy, Inc.(a)                                        15,915
     2,800  Brush Engineered Materials, Inc.(a)                              55,944
     9,900  Bucyrus International, Inc.                                     469,755
     3,000  CIRCOR International, Inc.                                       76,740
     1,200  Cascade Corp.                                                    42,732
     3,417  Ceco Environmental Corp.(a)                                      15,992
       100  Chicago Rivet & Machine Co.                                       1,415
     5,800  Clarcor, Inc.                                                   206,016
     2,330  Colfax Corp.(a)                                                  24,255
     2,433  Columbus McKinnon Corp.(a)                                       33,989
     2,985  Commercial Vehicle Group, Inc.(a)                                30,477
     5,813  Crane Co.                                                       175,611
     8,919  Donaldson Co., Inc.                                             380,395
     1,400  Dynamic Materials Corp.                                          22,456
       300  The Eastern Co.                                                   4,398
     7,000  Energy Recovery, Inc.(a)                                         28,000
     2,200  EnPro Industries, Inc.(a)                                        61,930
     5,335  Federal Signal Corp.                                             32,223
     4,500  Flow International Corp.(a)                                      10,620
     2,200  Franklin Electric Co., Inc.                                      63,404
     2,500  Freightcar America, Inc.                                         56,550
     6,200  GATX Corp.                                                      165,416
     6,800  Gardner Denver, Inc.                                            303,212
     1,870  The Gorman-Rupp Co.                                              46,844
     7,068  Graco, Inc.                                                     199,247
     2,100  Graham Corp.                                                     31,479
     2,800  Greenbrier Cos., Inc.(a)                                         31,360
     2,900  H&E Equipment Services, Inc.(a)                                  21,721
     1,900  Hardinge, Inc.                                                   16,188
     1,300  Hurco Companies, Inc.(a)                                         19,305
    10,086  IDEX Corp.                                                      288,157
     3,105  John Bean Technologies Corp.                                     47,351
    12,955  Joy Global, Inc.                                                648,916
     1,121  Kadant, Inc.(a)                                                  19,528
     3,800  Kaydon Corp.                                                    124,868
    11,300  Kennametal, Inc.                                                287,359

================================================================================

52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     1,100  Key Technology, Inc.(a)                                    $     14,850
     2,800  Kimball International, Inc., Class B                             15,484
     5,695  Lincoln Electric Holdings, Inc.                                 290,388
     2,000  Lindsay Manufacturing Co.(b)                                     63,380
     1,800  Lydall, Inc.(a)                                                  13,752
     1,400  MFRI, Inc.(a)                                                     8,400
    16,600  Manitowoc Co.                                                   151,724
     1,700  Met-Pro Corp.                                                    18,292
     3,300  Mine Safety Appliances Co.                                       81,774
     4,308  Mueller Industries, Inc.                                        105,977
       649  NACCO Industries, Inc., Class A                                  57,605
     3,590  NN, Inc.(a)                                                      17,950
     7,400  Navistar International Corp.(a)                                 364,080
     3,705  Nordson Corp.                                                   207,776
    11,133  Oshkosh Corp.(a)                                                346,904
     1,583  PMFG, Inc.(a)                                                    23,983
    12,145  Pentair, Inc.                                                   391,069
     3,200  Robbins & Myers, Inc.                                            69,568
     6,748  SPX Corp.                                                       356,362
     1,100  Sauer-Danfoss, Inc.(a)                                           13,442
     3,324  Spartan Motors, Inc.                                             13,961
     2,500  Standex International Corp.                                      63,375
     1,650  Sun Hydraulics, Inc.                                             38,709
     2,109  Sypris Solutions, Inc.(a)                                         8,457
     1,800  Tecumseh Products Co., Class A(a)                                20,016
     2,088  Tennant Co.                                                      70,616
    13,314  Terex Corp.(a)                                                  249,504
    10,900  Timken Co.                                                      283,291
     4,890  Toro Co.                                                        240,197
     9,452  Trinity Industries, Inc.                                        167,489
     1,600  Twin Disc, Inc.                                                  18,176
     6,050  Wabash National Corp.(a)                                         43,016
     5,733  Westinghouse Air Brake Technologies Corp.                       228,689
       500  Williams Controls, Inc.(a)                                        4,525
     6,879  Woodward Governor Co.                                           175,621
                                                                       ------------
                                                                          8,979,216
                                                                       ------------
INDUSTRIAL METALS & MINING - 0.8%
     1,000  Ampco-Pittsburgh Corp.                                           20,830
     5,041  Carpenter Technology Corp.                                      165,496
     8,440  Century Aluminum Co.(a)                                          74,525
     1,400  Cold Metal Products, Inc.(a)                                          -
    14,400  Commercial Metals Co.                                           190,368
       600  Friedman Industries, Inc.                                         3,342
     1,465  Haynes International, Inc.                                       45,166
     5,200  Horsehead Holding Corp.(a)                                       39,312
     6,100  Intrepid Potash, Inc.(a)                                        119,377
     1,534  Kaiser Aluminum Corp.                                            53,184
     1,905  Olympic Steel, Inc.                                              43,758
     4,200  RTI International Metals, Inc.(a)                               101,262
     7,738  Reliance Steel & Aluminum Co.                                   279,729
    27,432  Southern Copper Corp.                                           728,045
    26,466  Steel Dynamics, Inc.                                            349,086
     1,300  Synalloy Corp.                                                   10,868
    12,200  USEC, Inc.(a)                                                    58,072
       700  Universal Stainless & Alloy Products, Inc.(a)                    11,193
     8,800  Uranium Energy Corp.(a),(b)                                      20,768
     7,012  Uranium Resources, Inc.(a)                                        2,784
     1,819  WHX Corp.(a)                                                      7,749
     7,167  Worthington Industries, Inc.                                     92,168
                                                                       ------------
                                                                          2,417,082
                                                                       ------------
INDUSTRIAL TRANSPORTATION - 1.5%
     2,205  ATC Technology Corp.(a)                                          35,545
     7,785  Air Transport Services Group, Inc.(a)                            37,057
     5,600  Aircastle Ltd.                                                   43,960
     4,928  Alexander & Baldwin, Inc.                                       146,756
     1,125  American Commercial Lines, Inc.(a)                               25,324
     3,800  Arkansas Best Corp.                                              78,850

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

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     2,600  Atlas Air Worldwide Holdings, Inc.(a)                      $    123,500
     2,314  Celadon Group, Inc.(a)                                           32,720
     6,540  Con-way, Inc.                                                   196,331
     3,019  Covenant Transport Group, Class A(a)                             20,378
     5,500  DHT Holdings, Inc.                                               21,175
       900  Dynamex, Inc.(a)                                                 10,980
    10,861  Eagle Bulk Shipping, Inc.(a),(b)                                 45,833
     3,800  Excel Maritime Carriers Ltd.(a),(b)                              19,456
     3,409  Forward Air Corp.                                                92,895
     5,389  Frozen Food Express Industries, Inc.(a)                          18,861
     3,878  Genco Shipping & Trading Ltd.(a),(b)                             58,131
     9,252  General Maritime Corp.                                           55,882
     4,616  Genesee & Wyoming, Inc., Class A(a)                             172,223
     4,575  HUB Group, Inc., Class A(a)                                     137,296
     7,008  Heartland Express, Inc.                                         101,756
     3,300  Horizon Lines, Inc., Class A                                     13,959
       600  International Shipholding Corp.                                  13,278
    13,000  J.B. Hunt Transport Services, Inc.                              424,710
    12,774  Kansas City Southern(a)                                         464,335
     6,646  Kirby Corp.(a)                                                  254,209
     6,200  Knight Transportation, Inc.                                     125,488
     6,500  Landstar System, Inc.                                           253,435
     1,637  Marten Transport Ltd.(a)                                         34,017
     4,762  Old Dominion Freight Line, Inc.(a)                              167,337
     3,600  Overseas Shipholding Group, Inc.                                133,344
       600  P.A.M. Transportation Services, Inc.(a)                           9,018
     5,900  PHH Corp.(a)                                                    112,336
     7,000  Pacer International, Inc.(a)                                     48,930
       193  Patriot Transportation Holding, Inc.(a)                          15,616
     3,097  Quality Distribution, Inc.(a)                                    16,011
     2,600  Railamerica, Inc.(a)                                             25,792
       134  SMF Energy Corp.(a)                                                 164
     3,200  Saia, Inc.(a)                                                    48,000
     5,019  Ship Finance International Ltd.                                  89,740
     1,400  TAL International Group, Inc.                                    31,458
     5,247  Teekay Corp.                                                    137,314
     1,900  Textainer Group Holdings Ltd.                                    45,866
     1,082  USA Truck, Inc.(a)                                               17,442
    12,662  UTI Worldwide, Inc.                                             156,755
       900  Universal Truckload Services, Inc.(a)                            12,537
     7,800  Werner Enterprises, Inc.                                        170,742
       200  Willis Lease Finance Corp.(a)                                     1,844
     7,600  World Fuel Services Corp.                                       197,144
    10,214  YRC Worldwide, Inc.(a)                                            1,532
                                                                       ------------
                                                                          4,497,262
                                                                       ------------
LEISURE GOODS - 0.9%
    72,188  Activision Blizzard, Inc.(c)                                    757,252
     1,300  Arctic Cat, Inc.(a)                                              11,843
    11,400  Brunswick Corp.                                                 141,702
    11,400  Callaway Golf Co.                                                68,856
     3,100  DTS, Inc.(a)                                                    101,897
     2,200  Drew Industries, Inc.(a)                                         44,440
     2,998  Emerson Radio Corp.                                               5,097
     1,740  Escalade, Inc.(a)                                                 8,543
    15,500  Garmin Ltd.(b)                                                  452,290
     4,200  Glu Mobile, Inc.(a)                                               5,586
     5,313  Jakks Pacific, Inc.(a)                                           76,401
       400  Koss Corp.                                                        2,104
     7,653  Leapfrog Enterprises, Inc.(a)                                    30,765
     1,500  Majesco Entertainment Co.(a)                                      1,065
       700  Marine Products Corp.(a)                                          3,962

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54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
       433  Meade Instruments Corp.(a)                                 $      1,407
     2,400  Nautilus, Inc.(a)                                                 3,648
     3,700  Polaris Industries, Inc.                                        202,094
     5,350  Pool Corp.                                                      117,272
     1,970  RC2 Corp.(a)                                                     31,737
     2,100  Sport Supply Group, Inc.                                         28,266
     1,310  Steinway Musical Instruments, Inc.(a)                            23,305
    10,326  THQ, Inc.(a)                                                     44,608
    10,674  Take-Two Interactive Software, Inc.(a)                           96,066
     4,185  Thor Industries, Inc.                                            99,394
    12,683  TiVo, Inc.(a)                                                    93,601
     1,700  Universal Electronics, Inc.(a)                                   28,271
     4,500  Winnebago Industries, Inc.(a)                                    44,730
                                                                       ------------
                                                                          2,526,202
                                                                       ------------
LIFE INSURANCE - 0.5%
     6,100  American Equity Investment Life Holding Co.                      62,952
       313  American Independence Corp.(a)                                    1,596
     3,900  Amerisafe, Inc.(a)                                               68,445
     1,107  Atlantic American Corp.(a)                                        1,428
    32,800  CNO Financial Group, Inc.(a)                                    162,360
     3,604  Citizens, Inc.(a)                                                24,003
     7,250  Delphi Financial Group, Inc., Class A                           176,973
     4,100  eHealth, Inc.(a)                                                 46,617
     5,500  Employers Holdings, Inc.                                         81,015
     1,700  FBL Financial Group,Inc., Class A                                35,700
       720  Independence Holding Co.                                          4,298
       700  Kansas City Life Insurance Co.                                   20,699
       307  National Western Life Insurance Co., Class A                     46,897
    11,427  The Phoenix Cos., Inc.(a)                                        24,111
     3,100  Presidential Life Corp.                                          28,210
    10,439  Protective Life Corp.                                           223,290
     6,900  Stancorp Financial Group, Inc.                                  279,726
     3,110  Symetra Financial Corp.                                          37,320
                                                                       ------------
                                                                          1,325,640
                                                                       ------------
MEDIA - 3.1%
     1,296  AH Belo Corp.(a)                                                  8,605
    11,400  Acxiom Corp.(a)                                                 167,466
     1,300  Alloy, Inc.(a)                                                   12,194
     5,200  American Greetings Corp., Class A                                97,552
     4,200  Arbitron, Inc.                                                  107,646
     1,406  Ascent Media Corp., Class A(a)                                   35,516
     3,356  Avid Technology, Inc.(a)                                         42,722
     4,100  Beasley Broadcasting  Group, Inc., Class A(a)                    19,967
     9,980  Belo Corp., Class A(a)                                           56,786
     7,612  CKX, Inc.(a)                                                     37,984
       904  CSS Industries, Inc.                                             14,916
        50  CTN Media Group, Inc.(a)                                              -
    29,998  Cablevision Systems Corp., Class A                              720,252
     6,200  Clear Channel Outdoor Holdings, Inc., Class A(a)                 53,816
     2,450  ComScore, Inc.(a)                                                40,351
     4,236  Constant Contact, Inc.(a)                                        90,354
     2,237  Courier Corp.                                                    27,314
     1,500  Crown Media Holdings, Inc., Class A(a)                            2,640
     6,165  Cumulus Media, Inc., Class A(a)                                  16,461
     2,938  DG FastChannel, Inc.(a)                                          95,720
    26,665  DISH Network Corp.                                              483,970
     5,918  Dex One Corp.(a)                                                112,442
     4,000  The Dolan Co.(a)                                                 44,480
     6,700  Dolby Laboratories, Inc., Class A(a)                            420,023

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

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     9,500  DreamWorks Animation SKG, Inc., Class A(a)                 $    271,225
     2,044  EDCI Holdings, Inc.                                               7,338
     3,233  EW Scripps Co.(a)                                                24,021
     6,400  Emmis Communications Corp., Class A(a)                           14,080
     3,000  Entercom Communications Corp.(a)                                 26,460
     6,500  Entravision Communications Corp., Class A(a)                     13,715
     5,750  Factset Research Systems, Inc.                                  385,192
       700  Fisher Communications, Inc.(a)                                   11,788
     2,090  Global Traffic Network, Inc.(a)                                  11,244
    10,300  Gray Television, Inc.(a)                                         24,823
        40  HSW International, Inc.(a)                                           82
     4,300  Harte-Hanks, Inc.                                                44,935
     4,300  Hollywood Media Corp.(a)                                          5,074
        80  iBEAM Broadcasting Corp.(a)                                           -
     5,600  IHS, Inc., Class A(a)                                           327,152
     3,200  infoGROUP, Inc.(a)                                               25,536
     3,838  Interactive Data Corp.                                          128,112
     2,000  interCLICK, Inc.(a)                                               7,360
     4,180  inVentiv Health, Inc.(a)                                        107,008
     5,800  John Wiley & Sons, Inc., Class A                                224,286
     4,500  Journal Communications, Inc., Class A(a)                         17,865
     3,500  Knology, Inc.(a)                                                 38,255
     3,100  The Knot, Inc.(a)                                                24,118
     8,207  Lamar Advertising Co., Class A(a)                               201,236
     5,300  Lee Enterprises, Inc.(a)                                         13,621
    29,841  Liberty Global, Inc.(a)                                         775,568
     3,922  Liberty Global, Inc., Series C(a)                               101,933
     6,932  Liberty Media Corp. - Starz, Series A(a)                        359,355
    10,770  Liberty Media Holding Corp. - Capital(a)                        451,371
    79,436  Liberty Media Holding Corp. - Interactive(a)                    834,078
     3,200  Lin TV Corp., Class A(a)                                         17,312
       500  Local.com Corp.(a)                                                3,420
     3,600  LodgeNet Interactive Corp.(a)                                    13,356
     3,200  Marchex, Inc., Class B                                           12,320
     4,241  Martha Stewart Living Omnimedia, Inc., Class A(a)                20,866
     8,231  McClatchy Co., Class A(a),(b)                                    29,961
     2,100  Media General, Inc., Class A(a)                                  20,496
     5,900  Mediacom Communications Corp., Class A(a)                        39,648
     2,415  Morningstar, Inc.(a)                                            102,686
     5,100  National CineMedia, Inc.                                         84,966
     5,400  New Frontier Media, Inc.(a)                                       8,694
     4,500  Nexstar Broadcasting Group, Inc., Class A(a)                     19,710
       400  Outdoor Channel Holdings, Inc.(a)                                 1,868
     1,330  PDI, Inc.(a)                                                     11,012
     6,168  Playboy Enterprises, Inc., Class B(a)                            25,906
     3,905  Primedia, Inc.                                                   11,442
     4,021  Radio One, Inc., Class D(a)                                       5,147
     1,400  SPAR Group, Inc.(a)                                                 714
       357  Saga Communications, Inc.(a)                                      8,525
     1,600  Salem Communications Corp., Class A(a)                            5,936
        30  Salon Media Group, Inc.(a)                                            6
     2,100  Schawk, Inc.                                                     31,395
     3,810  Scholastic Corp.                                                 91,897

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56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     8,400  Sinclair Broadcast Group, Inc., Class A(a)                 $     48,972
   491,750  Sirius XM Radio, Inc.(a),(b)                                    466,917
     6,546  Spanish Broadcasting System, Inc., Class A(a)                     7,462
     2,560  SuperMedia, Inc.(a),(b)                                          46,822
     1,100  TechTarget, Inc.(a)                                               5,918
     2,600  TheStreet.com, Inc.                                               7,488
     6,699  Valassis Communications, Inc.(a)                                212,492
       100  Value Line, Inc.                                                  1,814
    12,408  ValueClick, Inc.(a)                                             132,641
     4,400  Vertro, Inc.(a)                                                   2,178
     7,700  Warner Music Group Corp.(a)                                      37,422
     5,784  WebMD Health Corp., Class A(a)                                  268,551
     1,900  WebMediaBrands, Inc.(a)                                           1,710
        18  Westwood One, Inc.(a)                                               178
                                                                       ------------
                                                                          8,993,856
                                                                       ------------
MINING - 1.1%
     3,042  AMCOL International Corp.                                        71,487
     8,517  Allied Nevada Gold Corp.(a)                                     167,614
    15,401  Alpha Natural Resources, Inc.(a)                                521,632
    21,631  Arch Coal, Inc.                                                 428,510
     6,889  Capital Gold Corp.(a)                                            27,556
     5,200  Cloud Peak Energy, Inc.(a)                                       68,952
     9,692  Coeur d'Alene Mines Corp.(a)                                    152,940
     4,600  Compass Minerals International, Inc.                            323,288
     8,200  Evergreen Energy, Inc.(a)                                           869
     6,700  General Moly, Inc.(a)                                            20,636
    29,585  Hecla Mining Co.(a),(b)                                         154,434
    15,656  International Coal Group, Inc.(a)                                60,276
     4,305  James River Coal Co.(a)                                          68,535
     1,050  National Coal Corp.(a)                                              630
    10,192  Patriot Coal Corp.(a)                                           119,756
     7,635  Royal Gold, Inc.                                                366,480
     6,600  Solitario Exploration & Royalty Corp.(a)                         14,058
     7,184  Stillwater Mining Co.(a)                                         83,478
     6,000  Timberline Resources Corp.(a)                                     5,638
     5,200  US Energy Corp. Wyoming(a)                                       24,700
    16,300  US Gold Corp.(a)                                                 81,663
     3,800  Vista Gold Corp.(a)                                               6,460
     7,028  Walter Industries, Inc.                                         427,654
     1,600  Westmoreland Coal Co.(a)                                         12,992
                                                                       ------------
                                                                          3,210,238
                                                                       ------------
MOBILE TELECOMMUNICATIONS - 1.1%
     1,100  Atlantic Tele-Network, Inc.                                      45,430
    31,790  Crown Castle International Corp.(a)                           1,184,495
     6,288  FiberTower Corp.(a)                                              29,679
     7,142  Globalstar, Inc.(a)                                              10,999
     7,486  Leap Wireless International, Inc.(a)                             97,168
    22,000  NII Holdings, Inc.(a)                                           715,440
     5,300  NTELOS Holdings Corp.                                            91,160
     1,800  ORBCOMM, Inc.(a)                                                  3,276
    16,100  SBA Communications Corp., Class A(a),(b)                        547,561
     2,000  Shenandoah Telecom Co.                                           35,480
     8,800  Telephone & Data Systems, Inc.                                  267,432
     2,900  Telephone & Data  Systems, Inc., Special Shares                  76,966
     5,100  TerreStar Corp.(a)                                                2,525
     1,600  U.S. Cellular Corp.(a)                                           65,840
     5,300  USA Mobility, Inc.                                               68,476
                                                                       ------------
                                                                          3,241,927
                                                                       ------------
NONLIFE INSURANCE - 4.0%
     2,379  21st Century Holding Co.                                          8,969
    33,212  AMBAC Financial Group, Inc.(a),(b)                               22,252

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                                                   SCHEDULE OF INVESTMENTS |  57

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     3,097  Affirmative Insurance Holdings, Inc.(a)                    $     12,357
       831  Alleghany Corp.(a)                                              243,732
     5,900  Allied World Assurance Holdings Ltd.                            267,742
     9,218  American Financial Group, Inc.                                  251,836
     2,222  American National Insurance Co.                                 179,915
     1,933  American Physicians Capital, Inc.                                59,633
     3,100  American Safety Insurance Holdings Ltd.(a)                       48,732
     4,300  AmTrust Financial Services, Inc.                                 51,772
     6,587  Arch Capital Group Ltd.(a)                                      490,732
     4,739  Argo Group International Holdings Ltd.                          144,966
    11,700  Arthur J. Gallagher & Co.                                       285,246
    10,800  Aspen Insurance Holdings Ltd.                                   267,192
    20,319  Assured Guaranty Ltd.                                           269,633
    19,600  Axis Capital Holdings Ltd.                                      582,512
       950  Baldwin & Lyons, Inc., Class B                                   19,960
    15,700  Brown & Brown, Inc.                                             300,498
     4,034  CNA Financial Corp.(a)                                          103,109
     1,900  CNA Surety Corp.(a)                                              30,533
       500  Donegal Group, Inc., Class A                                      6,145
     1,100  EMC Insurance Group, Inc.                                        24,123
     1,900  Eastern Insurance Holdings, Inc.                                 20,178
     7,000  Endurance Specialty Holdings Ltd.                               262,710
       600  Enstar Group Ltd.(a)                                             39,864
     4,388  Erie Indemnity Co.,  Class A                                    199,654
     7,300  Everest Re Group Ltd.                                           516,256
     2,400  FPIC Insurance Group, Inc.(a)                                    61,560
     1,327  First Acceptance Corp.(a)                                         2,269
    16,289  First American Financial Corp.                                  206,545
     2,400  First Mercury Financial Corp.                                    25,392
     4,500  Flagstone Reinsurance Holdings SA                                48,690
     3,700  Greenlight Capital Re Ltd.(a)                                    93,203
    13,450  HCC Insurance Holdings, Inc.                                    333,022
     6,700  The Hanover Insurance Group, Inc.                               291,450
     1,400  Harleysville Group, Inc.                                         43,442
     4,300  Horace Mann Educators Corp.                                      65,790
     1,800  Infinity Property & Casualty Corp.                               83,124
       662  InsWeb Corp.(a)                                                   3,118
     1,831  Life Partners Holdings, Inc.                                     37,462
       366  Life Quotes, Inc.(a)                                              1,449
    20,546  MBIA, Inc.(a)                                                   115,263
     5,278  Maiden Holdings Ltd.                                             34,676
     1,240  Markel Corp.(a)                                                 421,600
     4,400  Meadowbrook Insurance Group, Inc.                                37,972
     1,400  Mercer Insurance Group, Inc.                                     23,688
     2,961  Mercury General Corp.                                           122,704
     9,300  Montpelier Re Holdings Ltd.                                     138,849
       600  NYMAGIC, Inc.                                                    11,574
       600  National Interstate Corp.                                        11,892
       120  National Security Group, Inc.                                     1,495
     1,700  Navigators Group, Inc.(a)                                        69,921
    29,613  Old Republic International Corp.                                359,206
     4,600  OneBeacon Insurance Group Ltd.                                   65,872

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     4,695  PMA Capital Corp., Class A(a)                              $     30,752
     9,112  PartnerRe Ltd.                                                  639,116
     7,200  Platinum Underwriters Holdings Ltd.                             261,288
     4,400  ProAssurance Corp.(a)                                           249,744
     2,100  RLI Corp.                                                       110,271
     9,095  Reinsurance Group of America, Inc.                              415,732
     7,700  RenaissanceRe Holdings Ltd.                                     433,279
     1,800  Safety Insurance Group, Inc.                                     66,636
     4,700  SeaBright Holdings, Inc.                                         44,556
     5,800  Selective Insurance Group, Inc.                                  86,188
     1,425  State Auto Financial Corp.                                       22,102
     6,270  Tower Group, Inc.                                               134,993
     8,162  Transatlantic Holdings, Inc.                                    391,450
       300  Unico American Corp.                                              2,820
     2,700  United America Indemnity, Ltd.(a)                                19,872
     2,253  United Fire & Casualty Co.                                       44,655
     5,170  Unitrin, Inc.                                                   132,352
     6,100  Universal Insurance Holdings, Inc.                               25,498
    11,455  Validus Holdings Ltd.                                           279,731
    17,090  W.R. Berkley Corp.                                              452,201
       168  Wesco Financial Corp.                                            54,298
       932  White Mountains Insurance Group, Inc.                           302,154
                                                                       ------------
                                                                         11,621,167
                                                                       ------------
OIL & GAS PRODUCERS - 3.7%
     6,400  ATP Oil & Gas Corp.(a),(b)                                       67,776
     9,427  Abraxas Petroleum Corp.(a)                                       26,396
       800  Adams Resources & Energy, Inc.                                   14,400
     1,500  Alon USA Energy, Inc.                                             9,540
     9,900  American Oil & Gas, Inc.(a)                                      62,172
     1,241  Apco Oil and Gas International, Inc.                             29,176
     1,926  Approach Resources, Inc.(a)                                      13,251
     5,000  Arena Resources, Inc.(a)                                        159,500
     9,921  Atlas Energy, Inc.(a)                                           268,561
    12,853  BPZ Resources, Inc.(a),(b)                                       53,340
     2,673  Barnwell Industries, Inc.(a)                                      7,484
     6,400  Berry Petroleum Co., Class A                                    164,608
     4,585  Bill Barrett Corp.(a)                                           141,080
    14,371  Brigham Exploration Co.(a)                                      221,026
     1,700  CREDO Petroleum Corp.(a)                                         12,512
     5,854  CVR Energy, Inc.(a)                                              44,022
     2,686  Callon Petroleum Co.(a)                                          16,922
     4,300  Carrizo Oil & Gas, Inc.(a)                                       66,779
     9,500  Cheniere Energy, Inc.(a)                                         26,790
    10,644  Cimarex Energy Co.                                              761,897
     1,197  Clayton Williams Energy, Inc.(a)                                 50,418
     9,300  Cobalt International Energy, Inc.(a)                             69,285
     6,600  Comstock Resources, Inc.(a)                                     182,952
     9,751  Concho Resources, Inc.(a)                                       539,523
     1,500  Contango Oil & Gas Co.(a)                                        67,125
     4,019  Continental Resources, Inc.(a)                                  179,328
     1,600  Delek US Holdings, Inc.                                          11,680
    24,435  Delta Petroleum Corp.(a),(b)                                     21,014
     4,983  Double Eagle Pete & Mining Co.(a)                                21,178
     1,560  Dune Energy, Inc.(a)                                                174
    22,100  EXCO Resources, Inc.                                            322,881
    20,400  Endeavour International Corp.(a)                                 21,624
     8,996  Energen Corp.                                                   398,793

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                                                   SCHEDULE OF INVESTMENTS |  59

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     5,900  FX Energy, Inc.(a)                                         $     21,358
    13,978  Forest Oil Corp.(a)                                             382,438
    13,398  Frontier Oil Corp.                                              180,203
     4,923  GMX Resources Inc.(a)                                            31,950
     5,700  Gasco Energy, Inc.(a)                                             2,029
     7,532  GeoMet, Inc.(a)                                                   8,586
     9,626  GeoPetro Resources Co.(a)                                         4,428
     1,532  GeoResources, Inc.(a)                                            21,341
     4,098  Goodrich Petroleum Corp.(a)                                      49,176
     3,900  Gulfport Energy Corp.(a)                                         46,254
     7,300  Harvest Natural Resources, Inc.(a)                               53,801
     5,700  Holly Corp.                                                     151,506
     2,100  Houston American Energy Corp.                                    20,706
     6,000  John D. Oil & Gas Co.(a)                                            270
    10,000  Magnum Hunter Resources Corp.(a)                                 43,600
    12,399  Mariner Energy, Inc.(a)                                         266,331
    11,026  McMoRan Exploration Co.(a)                                      122,499
    16,970  Newfield Exploration Co.(a)                                     829,154
     5,286  Northern Oil And Gas,Inc.(a)                                     67,872
       900  Panhandle Oil & Gas, Inc.                                        23,787
     6,800  Penn Virginia Corp.                                             136,748
    38,501  PetroHawk Energy Corp.(a)                                       653,362
     3,280  Petroleum Development Corp.(a)                                   84,034
     8,675  Petroquest Energy, Inc.(a)                                       58,643
    18,019  Plains Exploration & Production Co.(a)                          371,372
     2,589  PostRock Energy Corp.(a)                                         12,427
    15,260  Quicksilver Resources, Inc.(a)                                  167,860
     7,700  Ram Energy Resources, Inc.(a)                                    15,939
     5,404  Resolute Energy Corp.(a)                                         66,145
     5,500  Rex Energy Corp.(a)                                              55,550
     7,900  Rosetta Resources, Inc.(a)                                      156,499
     8,400  SM Energy Co.                                                   337,344
    24,626  SandRidge Energy, Inc.(a),(b)                                   143,570
    14,454  Southern Union Co.                                              315,964
     5,609  Stone Energy Corp.(a)                                            62,596
     4,400  Swift Energy Co.(a)                                             118,404
     9,000  Syntroleum Corp.(a)                                              14,760
     4,100  Toreador Resources Corp.(a)                                      22,550
     9,954  Tri-Valley Corp.(a)                                              10,054
    19,400  Ultra Petroleum Corp.(a)                                        858,450
     6,500  Vaalco Energy, Inc.                                              36,400
     2,700  Venoco, Inc.(a)                                                  44,469
     3,838  W&T Offshore, Inc.                                               36,307
    16,300  Warren Resources, Inc.(a)                                        47,270
     5,927  Western Refining, Inc.(a),(b)                                    29,813
     6,600  Whiting Petroleum Corp.(a)                                      517,572
     4,585  Zion Oil & Gas, Inc.(a),(b)                                      23,017
                                                                       ------------
                                                                         10,777,615
                                                                       ------------
OIL EQUIPMENT, SERVICE & DISTRIBUTION - 2.0%
     4,641  Allis-Chalmers Energy, Inc.(a)                                    9,560
     7,600  Atwood Oceanics, Inc.(a)                                        193,952
     2,600  Basic Energy Services, Inc.(a)                                   20,020
     1,300  Bolt Technology Corp.(a)                                         11,375
     6,900  Boots & Coots, Inc.(a)                                           20,355
     3,896  Bristow Group, Inc.(a)                                          114,542
     6,500  Bronco Drilling Co., Inc.(a)                                     21,775
     2,850  CARBO Ceramics, Inc.                                            205,742
    10,891  Cal Dive International, Inc.(a)                                  63,712
     4,700  Chart Industries, Inc.(a)                                        73,226
     9,200  Complete Production Services, Inc.(a)                           131,560
     8,100  Crosstex Energy, Inc.(a)                                         51,921
     1,900  Dawson Geophysical Co.(a)                                        40,413

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60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
    10,271  Dresser-Rand Group, Inc.(a)                                $    324,050
     3,500  Dril-Quip, Inc.(a)                                              154,070
     8,863  Exterran Holdings, Inc.(a)                                      228,754
     2,400  Flotek Industries, Inc.(a)                                        2,904
     1,500  Geokinetics, Inc.(a)                                              5,745
    12,174  Global Industries Ltd.(a)                                        54,661
     1,630  Gulf Island Fabrication, Inc.                                    25,298
     3,006  Gulfmark Offshore, Inc., Class A(a)                              78,757
    11,004  Helix Energy Solutions Group, Inc.(a)                           118,513
    18,700  Hercules Offshore, Inc.(a)                                       45,441
     3,100  Hornbeck Offshore Services, Inc.(a)                              45,260
    12,542  ION Geophysical Corp.(a)                                         43,646
    14,934  Key Energy Services, Inc.(a)                                    137,094
     4,600  Lufkin Industries, Inc.                                         179,354
     5,200  Matrix Service Co.(a)                                            48,412
     1,700  Mitcham Industries, Inc.(a)                                      11,475
     4,700  NGAS Resources, Inc.(a)                                           4,935
     2,200  Natural Gas Services Group(a)                                    33,286
    10,364  Newpark Resources, Inc.(a)                                       62,702
    11,899  OGE Energy Corp.                                                435,027
     1,000  OYO Geospace Corp.(a)                                            48,480
     6,800  Oceaneering International, Inc.(a)                              305,320
     5,914  Oil States International, Inc.(a)                               234,076
     4,113  Omni Energy Services Corp.(a)                                    10,982
     1,900  PHI, Inc.(a)                                                     26,771
    12,500  Parker Drilling Co.(a)                                           49,375
    21,410  Patterson-UTI Energy, Inc.                                      275,547
     5,500  Pioneer Drilling Co.(a)                                          31,185
    19,572  Pride International, Inc.(a)                                    437,238
     4,112  RPC, Inc.                                                        56,129
     2,677  SEACOR Holdings, Inc.(a)                                        189,157
     1,773  Seahawk Drilling, Inc.(a)                                        17,234
    12,700  Sulphco, Inc.(a)                                                  3,454
     9,185  Superior Energy Services, Inc.(a)                               171,484
     4,500  Superior Well Services, Inc.(a)                                  75,240
     2,200  T-3 Energy Services, Inc.(a)                                     61,380
     4,077  Tesco Corp.(a)                                                   50,066
     8,745  Tetra Technologies, Inc.(a)                                      79,405
     7,155  Tidewater, Inc.                                                 277,042
     4,500  Trico Marine Services, Inc.(a),(b)                                2,250
     2,700  Union Drilling, Inc.(a)                                          14,877
     6,600  Unit Corp.(a)                                                   267,894
                                                                       ------------
                                                                          5,682,123
                                                                       ------------
PERSONAL GOODS - 1.3%
    10,645  Alberto-Culver Co.                                              288,373
     3,100  American Apparel, Inc.(a)                                         5,673
     6,810  Carter's, Inc.(a)                                               178,762
     4,480  Charles & Colvard Ltd.(a)                                        12,499
     2,400  Cherokee, Inc.                                                   41,040
     1,600  Columbia Sportswear Co.                                          74,672
    11,935  Crocs, Inc.(a)                                                  126,272
     2,100  Culp, Inc.(a)                                                    23,016
     1,756  Deckers Outdoor Corp.(a)                                        250,880
     4,500  Elizabeth Arden, Inc.(a)                                         65,340
     6,117  Fossil, Inc.(a)                                                 212,260
     1,726  G-III Apparel Group, Ltd.(a)                                     39,508
    11,709  Hanesbrands, Inc.(a)                                            281,719
     3,956  Heelys, Inc.(a)                                                   9,613
     4,500  Helen of Troy Ltd.(a)                                            99,270
    10,781  Iconix Brand Group, Inc.(a)                                     154,923
     2,450  Inter Parfums, Inc.                                              34,863
    11,900  Joe's Jeans, Inc.(a)                                             23,562
    10,100  Jones Apparel Group, Inc.                                       160,085
     3,200  K-Swiss, Inc., Class A(a)                                        35,936

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                                                   SCHEDULE OF INVESTMENTS |  61

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     2,900  Kenneth Cole Productions, Inc., Class A(a)                 $     31,929
       500  Lacrosse Footwear, Inc.                                           8,420
     1,210  Lakeland Industries, Inc.(a)                                     11,084
    12,689  Liz Claiborne, Inc.(a),(b)                                       53,548
     2,354  Maidenform Brands, Inc.(a)                                       47,927
     2,600  Movado Group, Inc.(a)                                            27,768
     1,900  Orchids Paper Products Co.(a)                                    24,700
     1,900  Oxford Industries, Inc.                                          39,767
     3,918  Parlux Fragrances, Inc.(a)                                        7,013
     2,100  Perry Ellis International, Inc.(a)                               42,420
     6,295  Phillips-Van Heusen Corp.                                       291,270
     1,000  Phoenix Footwear Group, Inc.(a)                                     380
     3,138  Physicians Formula Holdings, Inc.(a)                             10,355
    14,934  Quiksilver, Inc.(a)                                              55,256
     2,189  Revlon, Inc., Class A(a)                                         24,429
     1,000  Rocky Brands, Inc.(a)                                             6,390
     4,500  Skechers U.S.A., Inc., Class A(a)                               164,340
     4,050  Steven Madden Ltd.(a)                                           127,656
     1,500  Superior Uniform Group, Inc.                                     14,625
     1,401  Tandy Brands Accessories, Inc.(a)                                 5,044
     4,972  Timberland Co., Class A(a)                                       80,298
     4,200  True Religion Apparel, Inc.(a)                                   92,694
     4,137  Under Armour, Inc., Class A(a),(b)                              137,059
     4,272  Unifi, Inc.(a)                                                   16,319
     2,200  Volcom, Inc.(a)                                                  40,854
     6,400  The Warnaco Group, Inc.(a)                                      231,296
       700  Weyco Group, Inc.                                                15,946
     5,400  Wolverine World Wide, Inc.                                      136,188
                                                                       ------------
                                                                          3,863,241
                                                                       ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.6%
     3,200  AMAG Pharmaceuticals, Inc.(a)                                   109,920
       511  ARCA Biopharma, Inc.(a)                                           1,732
     2,900  ARYx Therapeutics, Inc.(a)                                        1,218
    19,500  AVI BioPharma, Inc.(a)                                           31,395
     7,528  Aastrom Biosciences, Inc.(a)                                     11,217
       693  The Abraxis Bioscience,Inc.(a)                                   51,421
     4,500  Acadia Pharmaceuticals, Inc.(a)                                   4,905
     9,800  Achillion Pharmaceuticals, Inc.(a)                               21,560
     5,500  Acorda Therapeutics, Inc.(a)                                    171,105
     2,600  Acura Pharmaceuticals, Inc.(a),(b)                                6,526
     7,200  Adolor Corp.(a)                                                   7,848
     1,300  Affymax, Inc.(a)                                                  7,774
    10,960  Affymetrix, Inc.(a)                                              64,664
     8,100  Akorn, Inc.(a)                                                   24,057
     2,000  Albany Molecular Research, Inc.(a)                               10,340
    11,350  Alexion Pharmaceuticals, Inc.(a)                                581,007
     3,600  Alexza Pharmaceuticals, Inc.(a)                                   9,792
    14,200  Alkermes, Inc.(a)                                               176,790
    13,000  Allos Therapeutics, Inc.(a)                                      79,690
     4,223  Alnylam Pharmaceuticals, Inc.(a)                                 63,429
     1,700  Amicus Therapeutics, Inc.(a)                                      3,808
    17,715  Amylin Pharmaceuticals, Inc.(a)                                 333,042
    10,400  Anadys Pharmaceuticals, Inc.(a)                                  19,968
    12,100  Antigenics, Inc.(a)                                               9,813

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62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     1,900  Ardea Biosciences, Inc.(a)                                 $     39,064
    15,357  Arena Pharmaceuticals, Inc.(a),(b)                               47,146
    18,624  Ariad Pharmaceuticals, Inc.(a)                                   52,520
     5,130  Arqule, Inc.(a)                                                  22,059
    10,600  Array Biopharma, Inc.(a)                                         32,330
     1,794  AspenBio Pharma, Inc.(a)                                          1,758
     6,200  Auxilium Pharmaceuticals, Inc.(a)                               145,700
     7,050  Avanir Pharmaceuticals, Inc.(a)                                  18,119
     3,937  BioCryst Pharmaceuticals, Inc.(a)                                23,268
       600  Biodel, Inc.(a)                                                   2,268
    14,300  BioMarin Pharmaceuticals, Inc.(a)                               271,128
     1,750  BioMimetic Therapeutics, Inc.(a)                                 19,460
     9,451  Biosante Pharmaceuticals, Inc.(a),(b)                            16,634
        90  CPEX Pharmaceuticals, Inc.(a)                                     2,385
     2,985  Cadence Pharmaceuticals, Inc.(a),(b)                             20,925
     4,957  Caliper Life Sciences, Inc.(a)                                   21,166
     4,100  Capstone Therapeutics Corp.(a)                                    2,710
     1,400  Caraco Pharmaceutical Laboratories Ltd.(a)                        6,608
    23,000  Cel-Sci Corp.(a)                                                 11,270
     8,800  Celera Corp.(a)                                                  57,640
    79,042  Cell Therapeutics, Inc.(a)                                       29,649
     7,466  Celldex Therapeutics, Inc.(a)                                    34,045
    10,900  Cerus Corp.(a),(b)                                               34,444
     7,792  Charles River Laboratories International, Inc.(a)               266,564
     7,185  Chelsea Therapeutics International, Inc.(a)                      21,052
     7,400  Columbia Laboratories, Inc.(a)                                    7,844
     8,200  Cubist Pharmaceuticals, Inc.(a)                                 168,920
       600  Cumberland Pharmaceuticals, Inc.(a)                               3,852
    14,000  Curis, Inc.(a)                                                   19,460
     7,500  Cypress Bioscience, Inc.(a)                                      17,250
     4,200  Cytokinetics, Inc.(a)                                             9,954
     6,000  Cytori Therapeutics, Inc.(a)                                     20,880
    24,700  CytRx Corp.(a)                                                   19,019
    17,064  Dendreon Corp.(a)                                               551,679
     7,300  Depomed, Inc.(a)                                                 20,440
    26,500  Discovery Laboratories, Inc.(a)                                   5,035
     7,200  Durect Corp.(a)                                                  17,496
     4,249  Dusa Pharmaceuticals, Inc.(a)                                     9,135
    11,394  Dyax Corp.(a)                                                    25,864
     8,211  Dynavax Technologies Corp.(a)                                    15,272
     2,500  Emergent Biosolutions, Inc.(a)                                   40,850
     4,800  Emisphere Technologies, Inc.(a)                                  15,072
    14,600  Endo Pharmaceuticals Holdings, Inc.(a)                          318,572
     8,889  Entremed, Inc.(a)                                                 3,586
     3,973  Enzo Biochem, Inc.(a)                                            16,170
     7,400  Enzon Pharmaceuticals, Inc.(a)                                   78,810
     4,465  EpiCept Corp.(a)                                                  4,554
     3,653  Exact Sciences Corp.(a)                                          16,073
    12,569  Exelixis, Inc.(a)                                                43,614
     1,275  Furiex Pharmaceuticals, Inc.(a)                                  12,954
       900  GTC Biotherapeutics, Inc.(a)                                        432
     2,400  GTx, Inc.(a)                                                      7,320
     6,300  Gen-Probe, Inc.(a)                                              286,146
    21,538  GenVec, Inc.(a)                                                   9,910
       566  General Liquidating Trust Certificates(a)                             1

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                                                   SCHEDULE OF INVESTMENTS |  63

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     2,100  Genomic Health, Inc.(a)                                    $     27,153
        26  Genta, Inc.(a)                                                        1
    14,100  Geron Corp.(a),(b)                                               70,782
     9,281  Halozyme Therapeutics, Inc.(a)                                   65,338
     2,300  Harbor BioSciences, Inc.(a)                                         621
     1,520  Harvard Bioscience, Inc.(a)                                       5,411
       500  Helicos BioSciences Corp.(a)                                        222
     9,683  Hemispherx Biopharma, Inc.(a)                                     4,537
     1,706  Hi-Tech Pharmacal Co., Inc.(a)                                   39,084
    23,754  Human Genome Sciences, Inc.(a)                                  538,266
     5,014  Idenix Pharmaceuticals, Inc.(a)                                  25,070
     2,100  Idera Pharmaceuticals, Inc.(a)                                    7,560
    15,992  Illumina, Inc.(a),(b)                                           696,132
    10,000  ImmunoGen, Inc.(a)                                               92,700
    13,200  Immunomedics, Inc.(a),(b)                                        40,788
     7,500  Impax Laboratories, Inc.(a)                                     142,950
    15,691  Incyte Corp.(a)                                                 173,699
     2,563  Infinity Pharmaceuticals, Inc.(a)                                15,147
    13,600  Inovio Pharmaceuticals, Inc.(a)                                  13,872
    13,600  Insmed, Inc.(a)                                                   9,147
     7,623  Inspire Pharmaceuticals, Inc.(a)                                 38,039
     6,584  InterMune, Inc.(a)                                               61,560
     1,136  Ironwood Pharmaceuticals, Inc.(a)                                13,541
    10,970  Isis Pharmaceuticals, Inc.(a)                                   104,983
     5,300  Ista Pharmaceuticals, Inc.(a)                                    11,607
     6,200  Javelin Pharmaceuticals, Inc.(a)                                 13,640
     2,709  Jazz Pharmaceuticals, Inc.(a)                                    21,211
     4,100  K-V Pharmaceutical Co., Class A(a)                                3,444
     8,751  Keryx Biopharmaceuticals, Inc.(a),(b)                            32,029
    26,191  Lexicon Genetics, Inc.(a)                                        33,525
    19,022  Ligand Pharmaceuticals, Inc., Class B(a)                         27,772
     5,300  Luminex Corp.(a)                                                 85,966
     1,638  MAP Pharmaceuticals, Inc.(a)                                     21,491
     3,390  MDRNA, Inc.(a),(b)                                                3,054
     9,700  MannKind Corp.(a),(b)                                            61,983
       654  Matrixx Initiatives, Inc.(a)                                      3,008
     6,900  Maxygen, Inc.(a)                                                 38,157
     7,470  Medicines Co.(a)                                                 56,847
     7,500  Medicis Pharmaceutical Corp., Class A                           164,100
     4,800  Medivation, Inc.(a)                                              42,432
     9,545  Micromet, Inc.(a)                                                59,561
     3,700  Molecular Insight Pharmaceuticals, Inc.(a)                        6,105
     4,634  Momenta Pharmaceuticals, Inc.(a)                                 56,813
     6,400  Myrexis, Inc.(a)                                                 24,064
    12,700  Myriad Genetics, Inc.(a)                                        189,865
     7,075  NPS Pharmaceuticals, Inc.(a)                                     45,563
     5,700  Nabi Biopharmaceuticals(a)                                       31,008
    10,885  Nektar Therapeutics(a)                                          131,709
     6,273  Neurocrine Biosciences, Inc.(a)                                  35,129
     4,900  Nile Therapeutics, Inc.(a)                                        1,519
    11,006  Novavax, Inc.(a),(b)                                             23,883
     2,700  Obagi Medical Products, Inc.(a)                                  31,914
       876  OncoGenex Pharmaceutical, Inc.(a)                                11,782
     8,200  Onyx Pharmaceuticals, Inc.(a)                                   177,038
    16,308  Opko Health, Inc.(a)                                             36,856
     3,700  Optimer Pharmaceuticals, Inc.(a)                                 34,299

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     3,008  Orchid Cellmark, Inc.(a)                                   $      5,084
     6,800  Orexigen Therapeutics, Inc.(a)                                   28,560
     2,000  Osiris Therapeutics, Inc.(a)                                     11,620
     2,000  OxiGene, Inc.(a)                                                    760
    18,700  PDL BioPharma, Inc.                                             105,094
     4,500  Pain Therapeutics, Inc.(a)                                       25,020
    10,600  Palatin Technologies, Inc.(a)                                     1,908
     5,000  Par Pharmaceutical Cos., Inc.(a)                                129,800
     4,600  Penwest Pharmaceuticals Co.(a)                                   15,180
     5,773  Peregrine Pharmaceuticals, Inc.(a)                               12,412
    11,100  Perrigo Co.                                                     655,677
     3,849  Pharmacyclics, Inc.(a)                                           25,634
     3,148  Pharmasset, Inc.(a)                                              86,066
       933  Poniard Pharmaceuticals, Inc.(a)                                    560
     3,300  Pozen, Inc.(a)                                                   23,133
     3,900  Prestige Brands Holdings, Inc.(a)                                27,612
     3,200  Progenics Pharmaceuticals, Inc.(a)                               17,536
     6,900  Questcor Pharmaceuticals, Inc.(a)                                70,449
     2,727  RXi Pharmaceuticals Corp.(a)                                      7,090
     3,969  Raptor Pharmaceutical Corp.(a)                                   11,113
     7,923  Regeneron Pharmaceuticals, Inc.(a)                              176,841
     3,300  Repligen Corp.(a)                                                10,593
     1,300  Repros Therapeutics, Inc.(a)                                        468
     5,000  Rexahn Pharmaceuticals, Inc.(a)                                   7,150
     5,589  Rigel Pharmaceuticals, Inc.(a)                                   40,241
     5,935  SIGA Technologies, Inc.(a),(b)                                   45,700
     7,753  Salix Pharmaceuticals Ltd.(a)                                   302,600
     4,200  Sangamo Biosciences, Inc.(a),(b)                                 15,582
     9,200  Santarus, Inc.(a)                                                22,816
     9,384  Savient Pharmaceuticals, Inc.(a)                                118,238
     9,654  Sciclone Pharmaceuticals, Inc.(a)                                25,680
     9,757  Seattle Genetics, Inc.(a)                                       116,986
     6,120  Sequenom, Inc.(a)                                                36,169
     3,000  Somaxon Pharmaceuticals, Inc.(a)                                 10,800
     7,416  Spectrum Pharmaceuticals, Inc.(a)                                29,071
    18,475  StemCells, Inc.(a),(b)                                           17,367
     5,000  Strategic Diagnostics, Inc.(a)                                    9,050
       900  Sucampo Pharmaceuticals, Inc., Class A(a)                         3,177
     5,416  SuperGen, Inc.(a)                                                10,940
     2,100  Synta Pharmaceuticals Corp.(a)                                    5,670
     7,577  Talecris Biotherapeutics Holdings Corp.(a)                      159,875
     2,166  Targacept, Inc.(a)                                               41,869
     4,568  Techne Corp.                                                    262,432
     8,430  Telik, Inc.(a)                                                    6,575
     7,705  Theravance, Inc.(a)                                              96,852
     7,650  Threshold Pharmaceuticals, Inc.(a)                                9,563
       800  Transcept Pharmaceuticals, Inc.(a)                                6,664
     3,735  Transgenomic, Inc.(a)                                             1,830
     6,486  Trimeris, Inc.(a)                                                14,010
     3,113  Trubion Pharmaceuticals, Inc.(a)                                  9,681
    10,700  Unigene Laboratories, Inc.(a)                                     8,453
     6,400  United Therapeutics Corp.(a)                                    312,384
     9,500  Valeant Pharmaceuticals International(a)                        496,755

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                                                   SCHEDULE OF INVESTMENTS |  65

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     3,911  Vanda Pharmaceuticals, Inc.(a)                             $     25,852
    25,811  Vertex Pharmaceuticals, Inc.(a)                                 849,182
     7,500  Vical, Inc.(a)                                                   23,250
     9,004  ViroPharma, Inc.(a)                                             100,935
    11,289  Vivus, Inc.(a),(b)                                              108,374
    63,404  XOMA Ltd.(a)                                                     26,249
     3,000  Xenoport, Inc.(a)                                                29,430
     5,900  ZymoGenetics, Inc.(a)                                            24,898
                                                                       ------------
                                                                         13,353,634
                                                                       ------------
REAL ESTATE INVESTMENT & SERVICES - 0.6%
       500  American Realty Investors, Inc.(a)                                4,050
     1,025  Avatar Holdings, Inc.(a)                                         19,660
    32,601  Brookfield Properties Corp.                                     457,718
       554  Consolidated-Tomoka Land Co.                                     15,789
    15,055  Forest City Enterprises, Inc., Class A(a)                       170,423
     5,133  Forestar Group, Inc.(a)                                          92,189
     6,291  Grubb & Ellis Co.                                                 6,165
     2,700  HFF, Inc., Class A(a)                                            19,089
     5,680  Hilltop Holdings, Inc.(a)                                        56,857
     5,025  Jones Lang LaSalle, Inc.                                        329,841
     4,000  LoopNet, Inc.(a)                                                 49,320
     2,578  Market Leader, Inc.(a)                                            5,079
     2,116  Maui Land & Pineapple Co., Inc.(a)                                7,893
    17,315  Move, Inc.(a)                                                    35,496
     2,000  Reis, Inc.(a)                                                    13,000
    11,502  The St. Joe Co.(a)                                              266,386
       353  Stratus Properties, Inc.(a)                                       3,498
     1,617  Tejon Ranch Co.(a)                                               37,320
     5,227  Thomas Properties Group, Inc.                                    17,301
       393  Transcontinental Realty Investors, Inc.(a)                        3,627
     1,958  ZipRealty, Inc.(a)                                                5,110
                                                                       ------------
                                                                          1,615,811
                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.0%
    20,750  AMB Property Corp.                                              491,982
       200  ARMOUR Residential REIT, Inc.                                     1,272
     4,200  Acadia Realty Trust                                              70,644
     2,200  Agree Realty Corp.                                               51,304
       483  Alexander's, Inc.                                               146,310
     5,273  Alexandria Real Estate Equities, Inc.(c)                        334,150
     7,275  American Campus Communities, Inc.                               198,535
     3,490  American Capital Agency Corp.                                    92,206
    71,000  Annaly Capital Management, Inc.                               1,217,650
    17,800  Anworth Mortgage Asset Corp.                                    126,736
     2,700  Apollo Commercial Real Estate Finance, Inc.                      44,442
     4,611  Arbor Realty Trust, Inc.(a)                                      23,839
       485  Arlington Asset Investment Corp.                                  9,133
    10,700  Ashford Hospitality Trust, Inc.(a)                               78,431
     4,700  Associated Estates Realty Corp.                                  60,865
     7,735  BRE Properties                                                  285,654
     2,375  BRT Realty Trust(a)                                              14,013
    12,986  BioMed Realty Trust, Inc.                                       208,945
    15,284  Brandywine Realty Trust                                         164,303
    16,791  CBL & Associates Properties, Inc.                               208,880
     8,957  Camden Property Trust                                           365,893
     2,100  Capital Trust, Inc.(a)                                            3,465
     7,022  CapLease, Inc.                                                   32,371
    10,600  Capstead Mortgage Corp.                                         117,236
     4,800  Care Investment Trust, Inc.                                      41,664
     6,477  Cedar Shopping Centers, Inc.                                     38,992
    85,640  Chimera Investment Corp.                                        309,160

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     6,700  Cogdell Spencer, Inc.                                      $     45,292
     7,247  Colonial Properties Trust                                       105,299
     2,800  Colony Financial, Inc.                                           47,320
     8,200  Corporate Office Properties Trust                               309,632
    10,366  Cousins Properties, Inc.                                         69,867
     2,500  Cypress Sharpridge Investments, Inc.                             31,650
    23,226  DCT Industrial Trust, Inc.                                      104,982
    22,551  Developers Diversified Realty Corp.                             223,255
    16,755  DiamondRock Hospitality Co.                                     137,726
    10,319  Digital Realty Trust, Inc.                                      595,200
    13,263  Douglas Emmett, Inc.                                            188,600
    27,638  Duke Realty Corp.                                               313,691
     6,589  Dupont Fabros Technology, Inc.                                  161,826
     4,100  Eastgroup Properties, Inc.                                      145,878
    11,390  Education Realty Trust, Inc.                                     68,682
     5,317  Entertainment Properties Trust                                  202,418
     3,400  Equity Lifestyle Properties, Inc.                               163,982
     5,254  Equity One, Inc.                                                 81,962
     3,900  Essex Property Trust, Inc.                                      380,406
    12,160  Extra Space Storage, Inc.                                       169,024
     7,440  Federal Realty Investment Trust                                 522,809
     7,710  FelCor Lodging Trust, Inc.(a)                                    38,473
     6,700  First Industrial Realty Trust, Inc.(a)                           32,294
     4,016  First Potomac Realty Trust                                       57,710
     9,131  Franklin Street Properties Corp.                                107,837
     2,304  Getty Realty Corp.                                               51,633
     3,000  Gladstone Commercial Corp.                                       49,020
     8,100  Glimcher Realty Trust                                            48,438
     2,300  Government Properties Income Trust                               58,696
     9,039  Gramercy Capital Corp.(a)                                        11,389
    30,612  HRPT Properties Trust                                           190,101
     5,700  Hatteras Financial Corp.                                        158,574
     9,000  Healthcare Realty Trust, Inc.                                   197,730
    18,100  Hersha Hospitality Trust                                         81,812
     9,950  Highwoods Properties, Inc.                                      276,212
     4,900  Home Properties, Inc.                                           220,843
    15,357  Hospitality Properties Trust                                    324,033
     9,292  Inland Real Estate Corp.                                         73,593
     3,300  InvesCo. Mortgage Capital, Inc.                                  66,033
    12,068  Investors Real Estate Trust                                     106,560
    16,400  iStar Financial, Inc.(a),(b)                                     73,144
     6,600  Kilroy Realty Corp.                                             196,218
     8,152  Kite Realty Group Trust                                          34,075
     4,400  LTC-Amerivest Liquidating Trust(a)                                    -
     2,316  LTC Properties, Inc.                                             56,209
     8,400  LaSalle Hotel Properties                                        172,788
    13,049  Lexington Corporate Properties Trust                             78,424
    14,110  Liberty Property Trust                                          407,073
    39,200  MFA Financial, Inc.                                             290,080
     8,442  MPG Office Trust, Inc.(a)                                        24,735
    16,325  The Macerich Co.                                                609,249
     9,900  Mack-Cali Realty Corp.                                          294,327
    11,211  Medical Properties Trust, Inc.                                  105,832
     4,300  Mid-America Apartment Communities, Inc.                         221,321
     5,252  Mission West Properties, Inc.                                    35,819
     6,574  Monmouth Real Estate Investment Corp., Class A                   48,582
     2,757  National Health Investors, Inc.                                 106,310

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                                                   SCHEDULE OF INVESTMENTS |  67

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
    11,991  National Retail Properties, Inc.                           $    257,087
    14,524  Nationwide Health Properties, Inc.                              519,523
     3,300  New York Mortgage Trust, Inc.                                    21,714
    10,985  NorthStar Realty Finance Corp.                                   29,330
    12,300  Omega Healthcare Investors, Inc.                                245,139
     1,237  One Liberty Properties, Inc.                                     18,444
     3,677  PMC Commercial Trust                                             30,078
     2,200  PS Business Parks, Inc.                                         122,716
     2,900  Parkway Properties, Inc.                                         42,253
     1,476  Pebblebrook Hotel Trust(a)                                       27,823
     6,047  Pennsylvania Real Estate Investment Trust                        73,894
     1,950  PennyMac Mortgage Investment Trust(a),(d)                        31,005
     8,900  Piedmont Office Realty Trust, Inc.                              166,697
     4,900  Post Properties, Inc.                                           111,377
     5,359  Potlatch Corp.                                                  191,477
     8,800  RAIT Investment Trust(a)                                         16,456
     3,615  Ramco-Gershenson Properties Trust                                36,512
     9,771  Rayonier, Inc.                                                  430,119
    12,918  Realty Income Corp.                                             391,803
    11,000  Redwood Trust, Inc.(b)                                          161,040
    12,100  Regency Centers Corp.                                           416,240
     7,200  Resource Capital Corp.                                           40,896
     1,339  Roberts Realty Investors, Inc.(a)                                 2,169
    10,382  SL Green Realty Corp.                                           571,425
     1,300  Saul Centers, Inc.                                               52,819
    17,500  Senior Housing Properties Trust                                 351,925
     2,913  Sovran Self Storage, Inc.                                       100,295
     5,231  Starwood Property Trust, Inc.                                    88,665
    15,995  Strategic Hotel Capital, Inc.(a)                                 70,218
     3,600  Sun Communities, Inc.                                            93,456
    11,465  Sunstone Hotel Investors, Inc.(a)                               113,847
     7,277  Supertel Hospitality, Inc.(a)                                    10,188
     5,800  Tanger Factory Outlet Centers, Inc.                             240,004
     7,200  Taubman Centers, Inc.                                           270,936
     2,300  Terreno Realty Corp.(a)                                          40,733
     8,319  U-Store-It Trust                                                 62,060
    21,264  UDR, Inc.                                                       406,780
     2,648  UMH Properties, Inc.                                             26,665
     1,541  Universal Health Realty Income Trust                             49,512
     1,300  Urstadt Biddle Properties, Inc.                                  18,148
       900  Urstadt Biddle Properties, Inc., Class A                         14,517
     3,118  Walter Investment Management Corp.                               50,979
     6,800  Washington Real Estate Investment Trust                         187,612
    15,011  Weingarten Realty Investors                                     285,960
     4,248  Winthrop Realty Trust                                            54,417
                                                                       ------------
                                                                         20,257,696
                                                                       ------------
SOFTWARE & COMPUTER SERVICES - 4.7%
     3,600  ACI Worldwide, Inc.(a)                                           70,092
    14,500  AOL, Inc.(a)                                                    301,455
     3,000  Accelrys, Inc.(a)                                                19,350
     9,500  Actuate Corp.(a)                                                 42,275
     1,900  Advent Software, Inc.(a)                                         89,224
     4,300  American Software, Class A                                       19,866
       683  Analysts International Corp.(a)                                   1,687
       800  Answers Corp.(a)                                                  5,856
    11,192  Ansys, Inc.(a)                                                  454,059
     4,300  ArcSight, Inc.(a)                                                96,277
    12,054  Ariba, Inc.(a)                                                  192,020
    24,282  Art Technology Group, Inc.(a)                                    83,044

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     6,606  Aspen Technology, Inc.(a)                                  $     71,939
     4,600  athenahealth, Inc.(a),(b)                                       120,198
     2,231  Atrinsic, Inc.(a)                                                 2,030
     2,000  Authentidate Holding Corp.(a)                                     1,265
     1,150  BSQUARE Corp.(a)                                                  2,438
    11,400  BigBand Networks, Inc.(a)                                        34,428
     4,748  Blackbaud, Inc.                                                 103,364
     4,500  Blackboard, Inc.(a)                                             167,985
     4,600  Bottomline Technologies, Inc.(a)                                 59,938
     4,500  CACI International, Inc., Class A(a)                            191,160
     5,665  CSG Systems International, Inc.(a)                              103,839
    37,900  Cadence Design Systems, Inc.(a)                                 219,441
     1,900  Callidus Software, Inc.(a)                                        6,289
     3,800  Ciber, Inc.(a)                                                   10,526
         1  Cicero, Inc.(a)                                                       -
    10,393  Clearwire Corp., Class A(a),(b)                                  75,661
     6,200  Cogent Communications Group, Inc.(a)                             46,996
       700  Communication Intelligence Corp.(a)                                  49
     6,100  CommVault Systems, Inc.(a)                                      137,250
     2,100  Computer Programs & Systems, Inc.                                85,932
     5,100  Concur Technologies, Inc.(a)                                    217,668
     5,800  DST Systems, Inc.                                               209,612
     4,200  DealerTrack Holdings, Inc.(a)                                    69,090
     3,209  Delrek, Inc.(a)                                                  26,763
       100  Deltathree, Inc., Class A(a)                                         20
     2,500  DemandTec, Inc.(a)                                               16,875
     3,000  Diamond Management & Technology Consultants, Inc.                30,930
     1,700  Digimarc Corp.(a)                                                31,875
     5,056  Digital River, Inc.(a)                                          120,889
     4,500  DivX, Inc.(a)                                                    34,470
     4,900  Double-Take Software, Inc.(a)                                    51,401
     1,400  Dynamics Research Corp.(a)                                       14,154
     3,400  EPIQ Systems, Inc.(a)                                            43,962
    16,900  EarthLink, Inc.                                                 134,524
     4,638  Ebix, Inc.(a),(b)                                                72,724
     6,000  Eclipsys Corp.(a)                                               107,040
        20  Egain Communications Corp.(a)                                        11
     5,700  Epicor Software Corp.(a)                                         45,543
     5,534  Equinix, Inc.(a)                                                449,471
         2  Evolve Software, Inc.(a)                                              -
     1,600  Evolving Systems, Inc.                                           11,520
     5,151  Fair Isaac Corp.                                                112,240
     5,800  FalconStor Software, Inc.(a)                                     15,312
     2,000  Forrester Research, Inc.(a)                                      60,520
     4,012  Fortinet, Inc.(a)                                                65,957
     1,203  GSE Systems, Inc.(a)                                              4,884
     7,439  Gartner, Inc., Class A(a)                                       172,957
     3,000  Guidance Software, Inc.(a)                                       15,660
     7,300  The Hackett Group, Inc.(a)                                       20,513
    13,750  IAC/InterActiveCorp.(a)                                         302,088
     4,600  iGate Corp.                                                      58,972
     1,800  Imergent, Inc.                                                    6,516
     4,800  Immersion Corp.(a)                                               24,288
    12,400  Informatica Corp.(a)                                            296,112
     6,140  Infospace, Inc.(a)                                               46,173
     4,300  Innodata Corp.(a)                                                11,051
     8,945  Inter Allscripts - Misys Healthcare Solutions, Inc.(a)          144,015
     2,100  Interactive Intelligence, Inc.(a)                                34,503
     9,610  Internap Network Services Corp.(a)                               40,074
     4,275  Internet Capital Group, Inc.(a)                                  32,490
     5,900  Ipass, Inc.                                                       6,313
     5,100  Isilon Systems, Inc.(a)                                          65,484

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                                                   SCHEDULE OF INVESTMENTS |  69

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     7,000  j2 Global Communications, Inc.(a)                          $    152,880
     6,066  JDA Software Group, Inc.(a)                                     133,331
     4,000  Kenexa Corp.(a)                                                  48,000
     3,600  Keynote Systems, Inc.                                            32,472
    15,970  Lawson Software, Inc.(a)                                        116,581
     7,100  Limelight Networks, Inc.(a)                                      31,169
     5,600  LivePerson, Inc.(a)                                              38,416
     1,344  LogMeIn, Inc.(a)                                                 35,253
     1,342  LookSmart, Ltd.(a)                                                1,584
    11,071  Magma Design Automation, Inc.(a),(b)                             31,442
     4,000  Manhattan Associates, Inc.(a)                                   110,200
       688  Mastech Holdings, Inc.(a)                                         2,105
     4,700  MedAssets, Inc.(a)                                              108,476
     3,800  Medidata Solutions, Inc.(a)                                      58,862
    11,218  Mentor Graphics Corp.(a)                                         99,279
     5,319  Merge Healthcare, Inc.(a)                                        15,585
     1,490  MicroStrategy, Inc., Class A(a)                                 111,884
     1,100  Monotype Imaging Holdings, Inc.(a)                                9,911
     1,800  NCI, Inc., Class A(a)                                            40,644
     4,000  NIC, Inc.                                                        25,640
     3,902  NaviSite, Inc.(a)                                                10,262
     2,900  NetScout Systems, Inc.(a)                                        41,238
        20  NetSol Technologies, Inc.(a)                                         15
     2,578  NetSuite, Inc.(a)                                                32,586
    30,249  Nuance Communications, Inc.(a)                                  452,223
     6,061  Openwave Systems, Inc.(a)                                        12,304
     3,600  Opnet Technologies, Inc.                                         52,884
     2,300  PC-Tel, Inc.(a)                                                  11,592
     2,280  PDF Solutions, Inc.(a)                                           10,944
     1,800  PROS Holdings, Inc.(a)                                           11,700
    16,300  Parametric Technology Corp.(a)                                  255,421
     2,400  Pegasystems, Inc.                                                77,064
     3,400  Perficient, Inc.(a)                                              30,294
     7,500  Phase Forward, Inc.(a)                                          125,100
     3,200  Phoenix Technologies Ltd.(a)                                      9,248
     6,777  Premiere Global Services, Inc.(a)                                42,966
     4,585  Progress Software Corp.(a)                                      137,688
     1,700  QAD, Inc.                                                         7,021
     2,800  Quality Systems, Inc.(b)                                        162,372
     9,600  Quest Software, Inc.(a)                                         173,184
    12,164  Rackspace Hosting, Inc.(a)                                      223,088
     1,700  Renaissance Learning, Inc.                                       24,973
     4,100  RightNow Technologies, Inc.(a)                                   64,329
     1,200  Rosetta Stone, Inc.(a)                                           27,552
    13,599  Rovi Corp.(a)                                                   515,538
     6,000  S1 Corp.(a)                                                      36,060
     4,392  SAVVIS, Inc.(a)                                                  64,782
     4,300  SRA International, Inc., Class A(a)                              84,581
     2,800  SRS Labs, Inc.(a)                                                25,620
     3,529  Saba Software, Inc.(a)                                           18,174
    10,120  Sapient Corp.                                                   102,617
       100  Scientific Learning Corp.(a)                                        526
       570  Selectica, Inc.(a)                                                3,135
     3,200  Smith Micro Software, Inc.(a)                                    30,432
     4,800  SolarWinds, Inc.(a)                                              76,992
     8,100  Solera Holdings, Inc.                                           293,220
     4,826  Sonic Solutions, Inc.(a),(b)                                     40,297
     3,600  Sourcefire, Inc.(a)                                              68,400
     1,900  Stanley, Inc.(a)                                                 71,022
     6,431  SuccessFactors, Inc.(a)                                         133,700
     5,000  Support.com, Inc.(a)                                             20,800
    10,725  Sybase, Inc.(a)                                                 693,479
     2,400  Synchronoss Technologies, Inc.(a)                                45,528
    19,905  Synopsys, Inc.(a)                                               415,417
     2,400  Syntel, Inc.                                                     81,480
    24,667  TIBCO Software, Inc.(a)                                         297,484
     4,800  Taleo Corp., Class A(a)                                         116,592
     2,300  TechTeam Global, Inc.(a)                                         13,777

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     7,900  TeleCommunication Systems, Inc., Class A(a)                $     32,706
     4,490  Terremark Worldwide, Inc.(a)                                     35,067
     4,000  Tyler Technologies, Inc.(a)                                      62,080
     3,100  Ultimate Software Group, Inc.(a)                                101,866
       590  Unica Corp.(a)                                                    5,652
     4,550  Unisys Corp.(a)                                                  84,130
     8,974  United Online, Inc.                                              51,690
     3,300  VASCO Data Security International, Inc.(a)                       20,361
     7,796  VMware, Inc.(a)                                                 487,952
     4,400  VirnetX Holding Corp.                                            26,048
     2,700  Virtusa Corp.(a)                                                 25,191
     3,400  Vital Images, Inc.(a)                                            43,350
     2,300  Vocus, Inc.(a)                                                   35,144
     8,671  Wave Systems Corp., Class A(a)                                   28,094
     5,723  Web.Com Group, Inc.(a)                                           20,546
     4,700  Websense, Inc.(a)                                                88,830
       125  Zanett, Inc.(a)                                                     206
    15,000  Zix Corp.(a),(b)                                                 33,900
                                                                       ------------
                                                                         13,672,825
                                                                       ------------
SUPPORT SERVICES - 4.3%
     5,000  ABM Industries, Inc.                                            104,750
     2,000  A.M. Castle & Co.(a)                                             27,780
     4,420  AMN Healthcare Services, Inc.(a)                                 33,062
       500  AMREP Corp.(a)                                                    6,290
     3,400  APAC Customer Services, Inc.(a)                                  19,380
     1,100  ATG, Inc.(a)                                                          -
     3,870  Acacia Research - Acacia Technologies(a)                         55,070
     2,500  Administaff, Inc.                                                60,400
     2,800  The Advisory Board Co.(a)                                       120,288
    12,473  Aecom Technology Corp.(a)                                       287,627
     7,113  Alliance Data Systems Corp.(a),(b)                              423,366
     1,500  American Dental Partners, Inc.(a)                                18,165
     4,200  American Reprographics Co.(a)                                    36,666
     4,300  Applied Industrial Technologies, Inc.                           108,876
    18,770  Arcadia Resources, Inc.(a)                                        9,948
     4,472  Barnes Group, Inc.                                               73,296
       800  Barrett Business Services, Inc.                                   9,920
     1,900  Black Box Corp.                                                  52,991
     3,109  Bowne & Co., Inc.                                                34,883
     6,600  The Brink's Co.                                                 125,598
    17,000  Broadridge Financial Solutions LLC                              323,850
     6,545  CBIZ, Inc.(a)                                                    41,626
     1,500  CDI Corp.                                                        23,295
     1,400  CRA International, Inc.(a)                                       26,362
     2,592  Cardtronics, Inc.(a)                                             33,592
     6,600  Casella Waste Systems, Inc.(a)                                   25,212
       500  Cass Information Systems, Inc.                                   17,125
     5,463  Cenveo, Inc.(a)                                                  29,937
     1,641  Champion Industries, Inc.(a)                                      2,921
     3,100  Clean Harbors, Inc.(a)                                          205,871
     4,600  Coinstar, Inc.(a),(b)                                           197,662
     4,400  Comfort Systems USA, Inc.                                        42,504
     1,700  Consolidated Graphics, Inc.(a)                                   73,508
    16,900  Convergys Corp.(a)                                              165,789
    16,289  CoreLogic, Inc.(a)                                              287,664
     2,800  Cornell Cos., Inc.(a)                                            75,236
     5,500  Corporate Executive Board Co.                                   144,485
    15,800  Corrections Corp. of America(a)                                 301,464
     2,400  CoStar Group, Inc.(a)                                            93,120
     3,200  Crawford & Co., Class B(a)                                       10,112
     3,600  Cross Country Healthcare, Inc.(a)                                32,364
     9,150  CyberSource Corp.(a)                                            233,600
     1,600  DXP Enterprises, Inc.(a)                                         25,040

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     5,300  Deluxe Corp.                                               $     99,375
     3,100  Dice Holdings, Inc.(a)                                           21,452
     2,800  DigitalGlobe, Inc.(a)                                            73,640
     2,500  Document Security Systems, Inc.(a)                                7,875
     2,600  DynCorp. International, Inc.(a)                                  45,552
       700  ENGlobal Corp.(a)                                                 1,442
        40  eLoyalty Corp.(a)                                                   237
     4,259  Emdeon, Inc., Class A(a)                                         53,365
     8,400  EnergySolutions, Inc.                                            42,756
     2,300  Ennis, Inc.                                                      34,523
     5,245  Euronet Worldwide, Inc.(a)                                       67,084
     2,300  ExlService Holdings, Inc.(a)                                     39,491
     1,700  Exponent, Inc.(a)                                                55,624
     7,150  FTI Consulting, Inc.(a)                                         311,669
     3,300  Franklin Covey Co.(a)                                            21,450
       300  Frontline Capital Group(a)                                            -
     4,100  Fuel Tech, Inc.(a)                                               25,912
     3,973  Furmamite Corp.(a)                                               15,773
     3,500  G&K Services, Inc., Class A                                      72,275
     3,400  GP Strategies Corp.(a)                                           24,684
    11,887  Genpact Ltd.(a)                                                 184,605
     7,800  The Geo Group, Inc.(a)                                          161,850
     2,457  GeoEye, Inc.(a)                                                  76,511
     4,400  Global Cash Access, Inc.(a)                                      31,724
    10,920  Global Payments, Inc.                                           399,017
     5,558  Harris Interactive, Inc.(a)                                       5,891
     3,700  Heartland Payment Systems, Inc.                                  54,908
     2,800  Heidrick & Struggles International, Inc.                         63,896
    11,346  Hewitt Associates, Inc., Class A(a)                             390,983
     3,213  Hudson Highland Group, Inc.(a)                                   14,137
     3,400  Huron Consulting Group, Inc.(a)                                  65,994
     2,100  ICF International, Inc.(a)                                       50,253
     4,400  Innerworkings, Inc.(a)                                           30,052
     3,600  Interline Brands, Inc.(a)                                        62,244
    11,800  Jack Henry & Associates, Inc.                                   281,784
     2,895  Kaman Corp., Class A                                             64,037
     4,900  Kelly Services, Inc., Class A(a)                                 72,863
     4,070  Kforce, Inc.(a)                                                  51,893
     6,600  Korn/Ferry International(a)                                      91,740
     6,922  LECG Corp.(a)                                                    17,997
       534  Lawson Products, Inc.                                             9,067
    12,400  Lender Processing Services, Inc.                                388,244
     1,482  Lincoln Educational Services Corp.(a)                            30,514
     9,400  Lionbridge Technologies, Inc.(a)                                 42,958
     1,600  M&F Worldwide Corp.(a)                                           43,360
     2,700  MAXIMUS, Inc.                                                   156,249
     5,000  MSC Industrial Direct Co., Class A                              253,300
     1,400  MWI Veterinary Supply, Inc.(a)                                   70,364
       780  Management Network Group, Inc.(a)                                 2,098
    10,941  Manpower, Inc.                                                  472,432
     2,455  McGrath RentCorp                                                 55,925
     7,500  Metalico, Inc.(a)                                                29,850
       900  Michael Baker Corp.(a)                                           31,410
     2,500  Mistras Group, Inc.(a)                                           26,800
     3,953  Mobile Mini, Inc.(a)                                             64,355
     5,070  Moduslink Global Solutions, Inc.(a)                              30,572
    18,300  Nalco Holding Co.                                               374,418
     5,200  Navigant Consulting, Inc.(a)                                     53,976
     8,400  NeuStar, Inc., Class A(a)                                       173,208
     8,828  Odyssey Marine Exploration, Inc.(a)                               8,828
     3,217  On Assignment, Inc.(a)                                           16,182
     1,900  Online Resources Corp.(a)                                         7,885
        60  Onvia, Inc.(a)                                                      226
     4,070  PRGX Global, Inc.(a)                                             16,891

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     1,500  Park-Ohio Holdings Corp.(a)                                $     21,585
       700  Perma-Fix Environmental Services(a)                               1,127
        25  Pfsweb, Inc.(a)                                                      72
     4,300  PowerSecure International, Inc.(a)                               39,087
     1,400  RINO International Corp.(a)                                      17,514
     4,900  RSC Holdings, Inc.(a)                                            30,233
       565  Rentrak Corp.(a)                                                 13,746
     4,900  Resources Connection, Inc.(a)                                    66,640
     5,700  SFN Group, Inc.(a)                                               31,122
     6,153  SYKES Enterprises, Inc.(a)                                       87,557
     3,150  Schnitzer Steel Industries, Inc., Class A                       123,480
     3,300  School Specialty, Inc.(a)                                        59,631
     3,400  Sharps Compliance Corp.(a)                                       15,640
     1,800  The Standard Register Co.                                         5,652
       800  Startek, Inc.(a)                                                  3,120
     2,400  Symyx Technologies, Inc.(a)                                      12,024
     2,100  Team, Inc.(a)                                                    27,405
     4,000  TeleTech Holdings, Inc.(a)                                       51,560
     9,025  Tetra Tech, Inc.(a)                                             176,980
     2,000  Thomas Group, Inc.(a)                                             1,280
     2,000  Tier Technologies, Inc., Class B(a)                              12,160
     5,440  Towers Watson & Co.                                             211,344
     5,100  TrueBlue, Inc.(a)                                                57,069
    10,440  URS Corp.(a)                                                    410,814
     2,360  US Ecology, Inc.                                                 34,385
     2,200  Unifirst Corp.                                                   96,844
     9,860  United Rentals, Inc.(a)                                          91,895
     2,780  United Stationers, Inc.(a)                                      151,427
     2,655  Universal Technical Institute, Inc.(a)                           62,764
    12,561  Verisk Analytics, Inc.(a)                                       375,574
     2,250  Viad Corp.                                                       39,713
     1,600  Volt Information Sciences, Inc.(a)                               13,440
    10,125  Waste Connections, Inc.(a)                                      353,261
     4,300  Wright Express Corp.(a)                                         127,710
                                                                       ------------
                                                                         12,390,220
                                                                       ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
     2,200  3D Systems Corp.(a)                                              27,610
     6,000  3PAR, Inc.(a)                                                    55,860
    14,307  ADC Telecommunications, Inc.(a)                                 106,015
    19,400  ADPT Corp.(a)                                                    56,066
     3,500  ATMI, Inc.(a)                                                    51,240
     3,201  AXT, Inc.(a)                                                     14,437
     5,500  Acme Packet, Inc.(a)                                            147,840
     2,900  Actel Corp.(a)                                                   37,178
     9,080  Adtran, Inc.                                                    247,612
     5,000  Advanced Analogic Technologies, Inc.(a)                          15,950
     3,944  Advanced Energy Industries, Inc.(a)                              48,472
     3,300  Agilysys, Inc.                                                   22,077
     7,677  Alliance Fiber Optic Products, Inc.                              10,748
    13,257  Amkor Technology, Inc.(a)                                        73,046
     2,800  Amtech Systems, Inc.(a)                                          23,380
    11,700  Anadigics, Inc.(a)                                               51,012
    10,875  Applied Micro Circuits Corp.(a)                                 113,970
    14,756  Arris Group, Inc.(a)                                            150,364
     7,631  Aruba Networks, Inc.(a)                                         108,665
     8,172  Atheros Communications, Inc.(a)                                 225,057
    56,800  Atmel Corp.(a)                                                  272,640
     2,200  Audiovox Corp., Class A(a)                                       16,170
     3,100  AuthenTec, Inc.(a)                                                7,781
     8,900  Aviat Networks, Inc.(a)                                          32,307
       900  Aware, Inc.(a)                                                    2,106
    19,500  Axcelis Technologies, Inc.(a)                                    30,225
     4,948  Bell Microproducts, Inc.(a)                                      34,537

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
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SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     5,840  Blue Coat Systems, Inc.(a)                                 $    119,311
    10,759  Brightpoint, Inc.(a)                                             75,313
    57,757  Brocade Communications Systems, Inc.(a)                         298,026
     6,782  Brooks Automation, Inc.(a)                                       52,425
     2,600  Cabot Microelectronics Corp.(a)                                  89,934
     4,958  CalAmp Corp.(a)                                                  10,561
     5,300  Cavium Networks, Inc.(a)                                        138,807
     2,103  Ceva, Inc.(a)                                                    26,498
    11,843  Ciena Corp.(a)                                                  150,169
    10,600  Cirrus Logic, Inc.(a)                                           167,586
     2,400  Cohu, Inc.                                                       29,112
     2,800  Compellent Technologies, Inc.(a)                                 33,936
     4,100  Comtech Telecommunications Corp.(a)                             122,713
     1,102  Concurrent Computer Corp.(a)                                      5,091
     6,159  Conexant Systems, Inc.(a)                                        13,796
     3,675  Cray, Inc.(a)                                                    20,506
    12,334  Cree, Inc.(a)                                                   740,410
     4,505  Cymer, Inc.(a)                                                  135,330
    20,153  Cypress Semiconductor Corp.(a)                                  202,336
     3,900  DSP Group, Inc.(a)                                               24,921
       100  Dataram Corp.(a)                                                    149
     7,894  Diebold, Inc.                                                   215,111
     2,800  Digi International, Inc.(a)                                      23,156
     3,712  Diodes, Inc.(a)                                                  58,909
     5,500  Ditech Networks, Inc.(a)                                          6,985
     6,865  Dot Hill Systems Corp.(a)                                         8,169
     4,133  Dycom Industries, Inc.(a)                                        35,337
    12,229  EF Johnson Technologies, Inc.(a)                                 17,487
     2,000  EMS Technologies, Inc.(a)                                        30,040
     4,673  EchoStar Holding Corp.(a)                                        89,161
     5,600  Electronics for Imaging, Inc.(a)                                 54,600
     8,600  Emcore Corp.(a)                                                   7,654
    11,000  Emulex Corp.(a)                                                 100,980
     1,606  EndWare Corp.(a)                                                  5,300
    14,951  Entegris, Inc.(a)                                                59,355
     5,700  Entropic Communications, Inc.(a)                                 36,138
     5,457  Exar Corp.(a)                                                    37,817
    13,000  Extreme Networks, Inc.(a)                                        35,100
    10,500  F5 Networks, Inc.(a)                                            719,985
     9,000  FSI International, Inc.(a)                                       37,710
    16,602  Fairchild Semiconductor International, Inc.(a)                  139,623
     9,016  Finisar Corp.(a)                                                134,338
     7,600  Formfactor, Inc.(a)                                              82,080
     4,500  Fusion Telecommunications International, Inc.(a)                    720
     2,700  GSI Technology, Inc.(a)                                          15,444
     1,700  GTSI Corp.(a)                                                     9,282
     3,800  Gerber Scientific, Inc.(a)                                       20,330
     2,300  Globecomm Systems, Inc.(a)                                       18,975
    10,500  Harmonic, Inc.(a)                                                57,120
     2,100  Hittite Microwave Corp.(a)                                       93,954
       900  Hughes Communications, Inc.(a)                                   21,897
     5,295  Hutchinson Technology, Inc.(a)                                   22,927
     4,587  Hypercom Corp.(a)                                                21,284
    18,205  ICO Global Communications Holdings Ltd.(a)                       29,310
     1,600  ID Systems, Inc.(a)                                               4,240
     4,128  iGO, Inc.(a)                                                      6,192
     2,700  IXYS Corp.(a)                                                    23,868
     1,712  Identive Group, Inc.(a)                                           2,739
     5,800  Ikanos Communications, Inc.(a)                                    9,338
     3,300  Imation Corp.(a)                                                 30,327
    11,592  Infinera Corp.(a)                                                74,537
     3,600  Infosonics Corp.(a)                                               2,088
    22,230  Ingram Micro, Inc., Class A(a)                                  337,674
     4,500  Insight Enterprises, Inc.(a)                                     59,220
     4,380  Integral Systems, Inc.(a)                                        27,813

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74  | MASTER EXTENDED MARKET INDEX SERIES

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
    25,670  Integrated Device Technology, Inc.(a)                      $    127,066
     5,470  Integrated Silicon Solutions, Inc.(a)                            41,244
     6,100  InterDigital, Inc.(a)                                           150,609
     5,000  Intermec, Inc.(a)                                                51,250
     7,900  International Rectifier Corp.(a)                                147,019
    17,515  Intersil Corp., Class A                                         212,107
     3,729  Ixia(a)                                                          32,032
     3,100  KVH Industries, Inc.(a)                                          38,502
     6,675  Kopin Corp.(a)                                                   22,628
    11,200  Kulicke & Soffa Industries, Inc.(a)                              78,624
     4,968  LRAD Corp.(a)                                                     6,210
    22,835  LTX-Credence Corp.(a)                                            64,623
    15,778  Lam Research Corp.(a)                                           600,511
     1,124  Lantronix, Inc.(a)                                                4,552
     2,995  LaserCard Corp.(a)                                               13,358
    22,370  Lattice Semiconductor Corp.(a)                                   97,086
     1,400  Loral Space & Communications Ltd.(a)                             59,808
    10,300  MIPS Technologies, Inc.(a)                                       52,633
     6,953  MKS Instruments, Inc.(a)                                        130,160
    63,959  Marvell Technology Group Ltd.(a)                              1,007,994
     5,100  Mastec, Inc.(a)                                                  47,940
     5,200  Mattson Technology, Inc.(a)                                      19,708
    41,400  Maxim Integrated Products, Inc.                                 692,622
     2,538  Mercury Computer Systems, Inc.(a)                                29,771
     7,660  Micrel, Inc.                                                     77,979
     9,759  Micros Systems, Inc.(a)                                         311,019
     9,457  Microsemi Corp.(a)                                              138,356
     2,000  Microtune, Inc.(a)                                                4,260
     5,593  Mindspeed Technologies, Inc.(a)                                  41,892
     1,855  MoSys, Inc.(a)                                                    8,199
     5,700  Monolithic Power Systems, Inc.(a)                               101,802
    21,674  NCR Corp.(a)                                                    262,689
     4,500  NETGEAR, Inc.(a)                                                 80,280
     3,600  Nanometrics, Inc.(a)                                             36,324
     1,850  NetList, Inc.(a)                                                  4,162
     6,581  Netlogic Microsystems, Inc.(a)                                  179,003
     7,500  Network Engines, Inc.(a)                                         20,325
     3,138  Network Equipment Technologies, Inc.(a)                          10,952
     4,771  Neutral Tandem, Inc.(a)                                          53,674
     3,800  Nextwave Wireless, Inc.(a)                                        4,066
     5,930  Novatel Wireless, Inc.(a)                                        34,038
    52,581  ON Semiconductor Corp.(a)                                       335,467
       600  Occam Networks, Inc.(a)                                           3,336
     5,817  Oclaro, Inc.(a)                                                  64,511
     7,672  Omnivision Technologies, Inc.(a)                                164,488
     2,200  Oplink Communications, Inc.(a)                                   31,526
     3,400  OpNext, Inc.(a)                                                   5,610
       589  Optical Cable Corp.(a)                                            1,679
     1,956  Overland Storage, Inc.(a)                                         3,951
     1,000  PAR Technology Corp.(a)                                           5,140
     3,000  PC Connection, Inc.(a)                                           18,180
     2,900  PLX Technology, Inc.(a)                                          12,151
    27,100  PMC-Sierra, Inc.(a)                                             203,792
    20,608  Palm, Inc.(a)                                                   117,260
     4,428  ParkerVision, Inc.(a)                                             5,624
     1,109  Performance Technologies, Inc.(a)                                 2,750
     3,200  Pericom Semiconductor Corp.(a)                                   30,720
     8,900  Photronics, Inc.(a)                                              40,228
     1,100  Pixelworks, Inc.(a)                                               3,278
     5,591  Plantronics, Inc.                                               159,903
    11,629  Polycom, Inc.(a)                                                346,428
     4,300  Power Integrations, Inc.                                        138,438
       400  Preformed Line Products Co.                                      11,180
     4,011  Presstek, Inc.(a)                                                14,159
    23,556  Quantum Corp.(a)                                                 44,285
     4,828  QuickLogic Corp.(a)                                              14,146
    30,886  RF Micro Devices, Inc.(a)                                       120,764
     3,100  Radiant Systems, Inc.(a)                                         44,826

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
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SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
     2,800  Radisys Corp.(a)                                           $     26,656
    13,800  Rambus, Inc.(a)                                                 241,776
     1,600  Rimage Corp.(a)                                                  25,328
     7,600  Riverbed Technology, Inc.(a)                                    209,912
     5,828  Rudolph Technologies, Inc.(a)                                    44,001
     4,492  STEC, Inc.(a),(b)                                                56,420
     2,340  SYNNEX Corp.(a)                                                  59,951
     2,900  ScanSource, Inc.(a)                                              72,297
     3,100  SeaChange International, Inc.(a)                                 25,513
    66,332  Seagate Technology Holdings(a)                                  864,969
     6,300  Semtech Corp.(a)                                                103,131
     1,700  Shoretel, Inc.(a)                                                 7,888
     5,100  Sigma Designs, Inc.(a)                                           51,051
     5,400  Silicon Graphics International Corp.(a)                          38,232
     8,200  Silicon Image, Inc.(a)                                           28,782
     5,700  Silicon Laboratories, Inc.(a)                                   231,192
    23,664  Skyworks Solutions, Inc.(a)                                     397,319
     4,239  Smart Modular Technologies WWH, Inc.(a)                          24,798
       650  Sonic Foundry, Inc.(a)                                            4,751
     9,600  SonicWALL, Inc.(a)                                              112,800
    26,675  Sonus Networks, Inc.(a)                                          72,289
     2,400  Standard Microsystems Corp.(a)                                   55,872
     3,240  Stratasys, Inc.(a)                                               79,574
     3,900  Super Micro Computer, Inc.(a)                                    52,650
     1,818  Superconductor Technologies, Inc.(a)                              4,400
     2,400  Supertex, Inc.(a)                                                59,184
     2,030  Sycamore Networks, Inc.                                          33,739
     4,876  Symmetricom, Inc.(a)                                             24,819
     4,844  Synaptics, Inc.(a),(b)                                          133,210
     7,300  Syniverse Holdings, Inc.(a)                                     149,285
     1,200  Systemax, Inc.                                                   18,084
     2,800  TNS, Inc.(a)                                                     48,832
     7,100  Tech Data Corp.(a)                                              252,902
     2,046  Tegal Corp.(a)                                                    1,473
    10,100  Tekelec(a)                                                      133,724
     4,030  Telular Corp.(a)                                                 12,130
     5,776  Tessera Technologies, Inc.(a)                                    92,705
     1,140  Transact Technologies, Inc.(a)                                    8,322
     2,816  Transwitch Corp.(a)                                               6,068
     6,900  Trident Microsystems, Inc.(a)                                     9,798
    22,470  TriQuint Semiconductor, Inc.(a)                                 137,292
    13,746  UTStarcom, Inc.(a),(b)                                           25,293
     3,700  Ultra Clean Holdings, Inc.(a)                                    31,524
     3,900  Ultratech, Inc.(a)                                               63,453
     9,350  Varian Semiconductor Equipment Associates, Inc.(a)              267,971
     3,300  Veraz Networks, Inc.(a)                                           2,904
     9,000  VeriFone Systems, Inc.(a)                                       170,370
     4,900  Viasat, Inc.(a)                                                 159,544
     2,300  Virage Logic Corp.(a)                                            27,347
     4,200  Volterra Semiconductor Corp.(a)                                  96,852
     9,681  Westell Technologies, Inc., Class A(a)                           15,102
       200  WorldGate Communications, Inc.(a)                                   110
     4,204  Zhone Technologies, Inc.(a)                                       6,264
     5,661  Zoran Corp.(a)                                                   54,006
                                                                       ------------
                                                                         19,238,365
                                                                       ------------
TOBACCO - 0.2%
    13,500  Alliance One International, Inc.(a)                              48,060
     2,400  Schweitzer-Mauduit International, Inc.                          121,080
    12,395  Star Scientific, Inc.(a),(b)                                     20,328
     3,645  Universal Corp.                                                 144,634
     6,336  Vector Group Ltd.                                               106,571
                                                                       ------------
                                                                            440,673
                                                                       ------------

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76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
TRAVEL & LEISURE - 4.2%
     2,800  AFC Enterprises, Inc.(a)                                   $     25,480
    42,193  AMR Corp.(a)                                                    286,069
    17,453  AirTran Holdings, Inc.(a)                                        84,647
     3,900  Alaska Air Group, Inc.(a)                                       175,305
     4,038  All-American SportPark, Inc.(a)                                     242
     2,200  Allegiant Travel Co.(b)                                          93,918
     2,500  Ambassadors Group, Inc.                                          28,225
     1,800  Ambassadors International, Inc.(a)                                  846
       100  American Classic Voyages Co.(a)                                       -
     2,600  Ameristar Casinos, Inc.                                          39,156
    13,773  Avis Budget Group, Inc.(a)                                      135,251
     3,800  BJ's Restaurants, Inc.(a)                                        89,680
     6,700  Bally Technologies, Inc.(a)                                     217,013
       615  Benihana, Inc.(a)                                                 3,911
     2,630  Benihana, Inc., Class A(a)                                       15,570
       245  Biglari Holdings, Inc.(a)                                        70,291
     1,100  Bluegreen Corp.(a)                                                3,311
     3,300  Bob Evans Farms, Inc.                                            81,246
       210  Bowl America, Inc., Class A                                       2,961
     6,100  Boyd Gaming Corp.(a)                                             51,789
    12,600  Brinker International, Inc.                                     182,196
     2,900  Buffalo Wild Wings, Inc.(a)                                     106,082
    12,000  Burger King Holdings, Inc.                                      202,080
     2,650  CEC Entertainment, Inc.(a)                                       93,439
     5,600  CKE Restaurants, Inc.                                            70,168
     4,900  California Pizza Kitchen, Inc.(a)                                74,235
     2,500  Carmike Cinemas, Inc.(a)                                         15,150
     5,916  Century Casinos, Inc.(a)                                         12,779
     8,317  The Cheesecake Factory, Inc.(a)                                 185,136
     3,800  Chipotle Mexican Grill, Inc., Class A(a)                        519,878
     3,819  Choice Hotels International, Inc.                               115,372
     1,238  Churchill Downs, Inc.                                            40,606
     6,067  Cinemark Holdings, Inc.                                          79,781
    18,216  Continental Airlines, Inc., Class B(a)                          400,752
     6,845  Cosi, Inc.(a),(b)                                                 4,963
     3,315  Cracker Barrel Old Country Store, Inc.                          154,346
   100,396  Delta Air Lines, Inc.(a)                                      1,179,653
    10,600  Denny's Corp.(a)                                                 27,560
     5,943  Diamondhead Casino Corp.(a)                                       3,506
     1,700  DineEquity, Inc.(a)                                              47,464
     3,409  Dollar Thrifty Automotive Group, Inc.(a)                        145,257
     4,800  Domino's Pizza, Inc.(a)                                          54,240
     3,116  Dover Downs Gaming & Entertainment, Inc.                          9,005
     4,712  Dover Motorsports, Inc.(a)                                        8,576
     1,100  Einstein Noah Restaurant Group, Inc.(a)                          11,869
     7,758  Elixir Gaming Technologies, Inc.(a)                               1,893
     5,300  Empire Resorts, Inc.(a)                                           8,639
       714  ExpressJet Holdings, Inc.(a)                                      1,856
     2,500  Famous Dave's of America, Inc.(a)                                20,800
       200  Flanigan's Enterprises, Inc.(a)                                   1,320
     3,662  Full House Resorts, Inc.(a)                                      11,352
     1,400  Gaming Partners International Corp.                               8,932
     3,820  Gaylord Entertainment Co.(a)                                     84,384
       700  Great Lakes Aviation Ltd.(a)                                        952
     4,000  Great Wolf Resorts, Inc.(a)                                       8,320
     6,302  Hawaiian Holdings, Inc.(a)                                       32,581

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
-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
    22,913  Hertz Global Holdings, Inc.(a)                             $    216,757
     5,100  Hyatt Hotels Corp.(a)                                           189,159
       800  InnSuites Hospitality Trust                                       1,056
     3,200  International Speedway Corp., Class A                            82,432
     4,089  Interval Leisure Group, Inc.(a)                                  50,908
     2,900  Isle of Capri Casinos, Inc.(a)                                   26,854
     6,200  Jack in the Box, Inc.(a)                                        120,590
    35,175  JetBlue Airways Corp.(a)                                        193,111
     6,400  Krispy Kreme Doughnuts, Inc.(a)                                  21,568
     1,200  Landry's Restaurants, Inc.(a)                                    29,352
    55,900  Las Vegas Sands Corp.(a)                                      1,237,626
     4,695  Life Time Fitness, Inc.(a)                                      149,254
    17,191  Live Nation, Inc.(a)                                            179,646
     1,700  Luby's, Inc.(a)                                                   6,545
    31,511  MGM Resorts International(a),(b)                                303,766
     4,068  MTR Gaming Group, Inc.(a)                                         6,590
     8,800  Madison Square Garden, Inc.(a)                                  173,096
     1,500  Marcus Corp.                                                     14,190
     1,700  McCormick & Schmick's Seafood Restaurants, Inc.(a)               12,682
     1,900  Monarch Casino & Resort, Inc.(a)                                 19,247
     3,800  Morgans Hotel Group Co.(a)                                       23,408
     1,900  Multimedia Games, Inc.(a)                                         8,550
     2,105  O'Charleys, Inc.(a)                                              11,157
     4,800  Orbitz Worldwide, Inc.(a)                                        18,288
    12,400  Orient Express Hotels Ltd., Class A(a)                           91,760
     3,495  P.F. Chang's China Bistro, Inc.                                 138,577
     4,300  Panera Bread Co., Class A(a)                                    323,747
     2,900  Papa John's International, Inc.(a)                               67,048
     2,400  Peet's Coffee & Tea, Inc.(a)                                     94,248
     9,700  Penn National Gaming, Inc.(a)                                   224,070
     4,300  Pinnacle Airlines Corp.(a)                                       23,392
     6,600  Pinnacle Entertainment, Inc.(a)                                  62,436
     7,136  Premier Exhibitions, Inc.(a)                                      9,134
     1,300  Reading International, Inc., Class A(a)                           5,161
       500  Red Lion Hotels Corp.(a)                                          2,985
     3,014  Red Robin Gourmet Burgers, Inc.(a)                               51,720
    12,000  Regal Entertainment Group, Series A                             156,480
     7,300  Republic Airways Holdings, Inc.(a)                               44,603
     2,300  Rick's Cabaret International, Inc.(a)                            18,147
    18,028  Royal Caribbean Cruises Ltd.(a)                                 410,498
     5,700  Ruby Tuesday, Inc.(a)                                            48,450
     7,209  Ruth's Hospitality Group, Inc.(a)                                30,134
     8,174  Scientific Games Corp., Class A(a)                               75,201
     9,143  Shuffle Master, Inc.(a)                                          73,235
     7,123  Silverleaf Resorts, Inc.(a)                                       7,408
    11,700  Six Flags, Inc.(a)                                                    -
     6,000  SkyWest, Inc.                                                    73,320
       200  Sonesta International Hotels Corp., Class A                       2,814
     6,737  Sonic Corp.(a)                                                   52,212
     1,500  Speedway Motorsports, Inc.                                       20,340
     1,600  Steiner Leisure Ltd.(a)                                          61,504
     8,800  Texas Roadhouse, Inc., Class A(a)                               111,056

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

-----------------------------------------------------------------------------------
SHARES
HELD        INDUSTRY/ISSUE                                                    VALUE
-----------------------------------------------------------------------------------
       700  Town Sports International Holdings, Inc.(a)                $      1,610
     1,100  Travelzoo, Inc.(a)                                               13,618
    21,640  UAL Corp.(a),(b)                                                444,918
    20,775  US Airways Group, Inc.(a)                                       178,873
     3,341  VCG Holding Corp.(a)                                              5,346
     5,400  Vail Resorts, Inc.(a)                                           188,514
       200  Vanguard Airlines, Inc.(a)                                            -
     7,200  WMS Industries, Inc.(a)                                         282,600
    45,600  Wendys                                                          182,400
     5,100  World Wrestling Entertainment, Inc.                              79,356
                                                                       ------------
                                                                         12,082,780
                                                                       ------------

            Total Common Stocks - 95.7%                                 278,002,301
                                                                       ------------


-----------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)
-----------------------------------------------------------------------------------
            OTHER INTERESTS(e)

            CHEMICALS - 0.0%
     $-(f)  Eden Bioscience Liquidating Trust                                   380
                                                                       ------------
            INDUSTRIAL ENGINEERING - 0.0%
      -(f)  Soft Branos Inc.                                                      2
                                                                       ------------
            Total Other Interests - 0.0%                                        382
                                                                       ------------


-----------------------------------------------------------------------------------
SHARES
HELD
-----------------------------------------------------------------------------------
            RIGHTS

            BANKS - 0.0%
     2,410  BankAtlantic Bancorp, Inc. (Expires 7/20/10)                          -
    14,356  Hanmi Financial Corp. (Expires 7/12/10)                             861
                                                                       ------------
                                                                                861
                                                                       ------------
            HEALTH CARE EQUIPMENT & SERVICES - 0.0%
     2,600  H3 Contingent Value (Non-Expiring)                                    -
     2,600  Merk Contingent Value (Non-Expiring)                                  -
                                                                       ------------
                                                                                  -
                                                                       ------------
            PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
     1,000  Avigen, Inc. Contingent Value (Expires 7/21/11)                      41
     4,000  Ligand Pharmaceuticals, Inc. (Expires 12/31/11)                       -
                                                                       ------------
                                                                                 41
                                                                       ------------
            Total Rights - 0.0%                                                 902
                                                                       ------------
            WARRANTS(g)

            ALTERNATIVE ENERGY - 0.0%
        30  GreenHunter Energy, Inc. (Expires 8/27/11)(h)                         -
                                                                       ------------
            AUTOMOBILES & PARTS - 0.0%
       249  Federal-Mogul Corp., Class A (Expires 12/27/14)                      87
                                                                       ------------
            COMMUNICATIONS TECHNOLOGY - 0.0%
         2  Lantronix, Inc. (Expires 2/09/11)                                     -
                                                                       ------------
            Total Warrants - 0.0%                                                87
                                                                       ------------
            Total Long-Term Investments (Cost - $283,785,711) - 95.7%   278,003,672
                                                                       ------------

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  79

================================================================================

-----------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)/SHARES INDUSTRY/ISSUE                                                   VALUE
-----------------------------------------------------------------------------------
             SHORT-TERM SECURITIES
13,018,732   BlackRock Liquidity Funds, TempCash, Institutional Class,
                0.20%(d),(i)                                           $ 13,018,732
   $11,061   BlackRock Liquidity Series, LLC Money Market Series,
                0.27%(d),(i),(j)                                         11,060,923
                                                                       ------------
             Total Short-Term Securities (Cost - $24,079,655) - 8.3%     24,079,655
                                                                       ------------
             TOTAL INVESTMENTS (Cost - $307,865,366*) - 104.0%          302,083,327
                                                                       ------------
             LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%             (11,544,935)
                                                                       ------------
             NET ASSETS - 100.0%                                       $290,538,392
                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost                                                         $311,030,811
                                                                       ============
Gross unrealized appreciation                                          $ 42,204,270
Gross unrealized depreciation                                           (51,151,754)
                                                                       ------------
Net unrealized depreciation                                            $ (8,947,484)
                                                                       ============

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d) Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

                                   SHARES/                                            SHARES/
                                BENEFICIAL        SHARES/          SHARES/         BENEFICIAL
                          INTEREST HELD AT     BENEFICIAL       BENEFICIAL           INTEREST
                              DECEMBER 31,       INTEREST         INTEREST            HELD AT          VALUE AT
                                      2009      PURCHASED             SOLD      JUNE 30, 2010     JUNE 30, 2010     INCOME
--------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc.                      5,200            300                -              5,500       $   788,700    $11,000
BlackRock Liquidity
   Funds, TempCash,
   Institutional Class           9,511,703      3,507,029(1)             -         13,018,732        13,018,732      8,677
BlackRock Liquidity
   Series, LLC Money
   Market Series               $13,887,630              -      $(2,826,707)(2)    $11,060,923        11,060,923     88,449
PennyMac Mortgage
   Investment Trust                  1,950              -                -              1,950            31,005          -

--------------------------------------------------------------------------------------------------------------------------

    (1) Represents net shares/beneficial interest purchased.
    (2) Represents net shares/beneficial interest sold.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Amount is less than $1,000.
(g) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

================================================================================

80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(h) Restricted security as to resale, representing 0.0% of net assets, was as follows:

                                ACQUISITION
ISSUE                                 DATES               COST             VALUE
--------------------------------------------------------------------------------
GreenHunter Energy, Inc.       4/18/08-5/16/08          $6,515              $276

(i) Represents the current yield as of report date.
(j) Security was purchased with the cash collateral from loaned securities.
 o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
 o  Financial futures contracts purchased as of June 30, 2010 were as follows:

                                               EXPIRATION        NOTIONAL          UNREALIZED
CONTRACTS                        ISSUE               DATE           VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
       98       Russell 2000 ICE EMINI     September 2010      $6,055,424           $ (98,984)
       94       S&P 400 Midcap EMINI       September 2010       7,029,639            (355,639)
                                                                                    ---------
TOTAL                                                                               $(454,623)
                                                                                    =========

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
    o Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
    o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  81

================================================================================

The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series' investments and derivatives:

VALUATION INPUTS                                  LEVEL 1      LEVEL 2         LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------
ASSETS
Investments in Securities:
  Long-Term Investments:
   Common Stocks:
      Aerospace & Defense                      $  3,470,112  $         -       $      -    $  3,470,112
      Alternative Energy                            435,424            -              -         435,424
      Automobiles & Parts                         3,199,142            -              -       3,199,142
      Banks                                      15,436,081            -              -      15,436,081
      Beverages                                     668,950            -              -         668,950
      Chemicals                                   6,500,849            -              -       6,500,849
      Construction & Materials                    6,478,148            -              -       6,478,148
      Electricity                                 6,000,105            -              -       6,000,105
      Electronic & Electrical Equipment           9,859,697            -              -       9,859,697
      Financial Services                          8,726,443            -              -       8,726,443
      Fixed Line Telecommunications               1,980,232            -              -       1,980,232
      Food & Drug Retailers                       1,511,001            -              -       1,511,001
      Food Producers                              6,035,345            -              -       6,035,345
      Forestry & Paper                              703,877            -          8,175         712,052
      Gas, Water & Multi-Utilities                4,674,181            -              -       4,674,181
      General Industrials                         3,442,928            -              -       3,442,928
      General Retailers                          15,099,317            -              -      15,099,317
      Health Care Equipment & Services           18,250,164            -              -      18,250,164
      Household Goods & Home Construction         5,334,557            -              -       5,334,557
      Industrial Engineering                      8,979,216            -              -       8,979,216
      Industrial Metals & Mining                  2,417,082            -              -       2,417,082
      Industrial Transportation                   4,497,262            -              -       4,497,262
      Leisure Goods                               2,526,202            -              -       2,526,202
      Life Insurance                              1,325,640            -              -       1,325,640
      Media                                       8,993,856            -              -       8,993,856
      Mining                                      3,210,238            -              -       3,210,238
      Mobile Telecommunications                   3,241,927            -              -       3,241,927
      Nonlife Insurance                          11,621,167            -              -      11,621,167
      Oil & Gas Producers                        10,777,615            -              -      10,777,615
      Oil Equipment, Services & Distribution      5,682,123            -              -       5,682,123
      Personal Goods                              3,863,241            -              -       3,863,241
      Pharmaceuticals & Biotechnology            13,353,634            -              -      13,353,634
      Real Estate Investment & Services           1,615,811            -              -       1,615,811
      Real Estate Investment Trusts (REITs)      20,257,696            -              -      20,257,696
      Software & Computer Services               13,672,825            -              -      13,672,825
      Support Services                           12,390,220            -              -      12,390,220
      Technology Hardware & Equipment            19,238,365            -              -      19,238,365
      Tobacco                                       440,673            -              -         440,673
      Travel & Leisure                           12,082,780            -              -      12,082,780
   Other Interests:
      Chemicals                                           -                         380             380
      Industrial Engineering                              -                           2               2
   Rights:
      Banks                                               -          861              -             861
      Pharmaceuticals & Biotechnology                     -            -             41              41
   Warrants:
      Automobiles & Parts                                87            -              -              87
   Short-Term Securities                         13,018,732   11,060,923              -      24,079,655
-------------------------------------------------------------------------------------------------------
Total                                          $291,012,945  $11,061,784         $8,598    $302,083,327
=======================================================================================================

================================================================================

82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                              Derivative Financial Instruments(1)
VALUATION INPUTS                            LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
-------------------------------------------------------------------------------------------------------
ASSETS:
  Equity contracts                         $(454,623)           $-               $-          $(454,623)
-------------------------------------------------------------------------------------------------------
Total                                      $(454,623)           $-               $-          $(454,623)
=======================================================================================================

(1) Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                         INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------------------------------------------
                                                                      INDUSTRIAL    PHARMACEUTICALS &
                                                        CHEMICALS    ENGINEERING        BIOTECHNOLOGY       TOTAL
------------------------------------------------------------------------------------------------------------------
ASSETS:
Balance, as of December 31, 2009                          $     -           $382                  $41    $    423
Accrued discounts/premiums                                      -              -                    -           -
Net realized gain (loss)                                   (2,333)             -                    -     (2,333)
Net change in unrealized appreciation/depreciation(2)       2,333              -                    -       2,333
Purchases                                                       -              -                    -           -
Sales                                                           -              -                    -           -
Transfers in(3)                                             8,175              -                    -       8,175
Transfers out(3)                                                -              -                    -           -
------------------------------------------------------------------------------------------------------------------
Balance, as of June 30, 2010                              $ 8,175           $382                  $41    $  8,598
==================================================================================================================

(2) The change in the unrealized appreciation/depreciation on the securities still held on June 30, 2010 was $(1,635).
(3) The Series' policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See accompanying notes to financial statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  83

================================================================================

Portfolio Information as of June 30, 2010 (unaudited)

--------------------------------------------------------------------------------
                                                                      PERCENT OF
                                                                       LONG-TERM
SECTOR ALLOCATION                                                    INVESTMENTS
--------------------------------------------------------------------------------
Financials                                                                   21%
Industrials                                                                  18
Consumer Services                                                            13
Technology                                                                   12
Health Care                                                                  11
Consumer Goods                                                                8
Oil & Gas                                                                     6
Basic Materials                                                               5
Utilities                                                                     4
Telecommunications                                                            2

For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

DERIVATIVE FINANCIAL INSTRUMENTS
The Series may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or equity risk. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Series' ability to successfully use a derivative instrument depends on the investment advisor's ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment, may result in lower dividends paid to shareholders or may cause the Series to hold a security that it might otherwise sell. The Series' investments in these instruments are discussed in detail in the Notes to Financial Statements.

See accompanying notes to financial statements.

================================================================================

84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS:
  Investments at value - unaffiliated including securities
     loaned of $10,271,750 (cost - $282,859,539)                    $277,183,967
  Investments at value - affiliated (cost - $25,005,827)              24,899,360
  Dividends receivable                                                   284,058
  Securities lending income receivable - affiliated                       23,580
  Investments sold receivable                                             10,845
  Prepaid expenses                                                        43,953
  Other assets                                                             6,337
                                                                    ------------
          Total assets                                               302,452,100
                                                                    ------------
LIABILITIES:
  Collateral on securities loaned at value                            11,060,923
  Bank overdraft                                                         140,632
  Investments purchased payable                                          365,039
  Withdrawal payable from investors                                      215,454
  Margin variation payable                                                90,296
  Investment advisory fees payable                                         1,410
  Other affiliates payable                                                 1,380
  Directors' fees payable                                                    539
  Other accrued expenses payable                                          37,507
  Other liabilities                                                          528
                                                                    ------------
          Total liabilities                                           11,913,708
                                                                    ------------
NET ASSETS                                                          $290,538,392
                                                                    ============
NET ASSETS CONSIST OF:
  Investor's capital                                                $296,775,054
  Net unrealized appreciation/depreciation                            (6,236,662)
                                                                    ------------
  Net assets                                                        $290,538,392
                                                                    ============

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  85

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                                         $ 1,601,996
   Foreign taxes withheld                                                 (1,433)
   Securities lending - affiliated                                        88,449
   Income - affiliated                                                    19,677
                                                                     -----------
           Total income                                                1,708,689
                                                                     -----------
EXPENSES:
   Accounting services                                                    37,382
   Professional                                                           35,104
   Custodian                                                              30,197
   Investment advisory                                                    15,245
   Printing                                                                7,289
   Directors                                                               4,749
   Miscellaneous                                                           5,437
                                                                     -----------
           Total expenses                                                135,403
   Less fees waived by advisor                                            (4,526)
                                                                     -----------
           Total expenses after fees waived                              130,877
                                                                     -----------
NET INVESTMENT INCOME                                                  1,577,812
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) from:
      Investments                                                      3,251,741
      Financial futures contracts                                       (472,496)
                                                                     -----------
                                                                       2,779,245
                                                                     -----------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                     (7,257,477)
      Financial futures contracts                                       (723,776)
                                                                     -----------
                                                                      (7,981,253)
                                                                     -----------
           Total realized and unrealized gain                         (5,202,008)
                                                                     -----------
   Net decrease in net assets resulting from operations              $(3,624,196)
                                                                     ===========

See accompanying notes to financial statements.

================================================================================

86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-months period ended June 30, 2010 (unaudited), and year ended
December 31, 2009

-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:                         6/30/2010     12/31/2009
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                 $  1,577,812   $  2,908,445
  Net realized gain                                        2,779,245      6,540,514
  Net change in unrealized appreciation/depreciation      (7,981,253)    67,096,025
                                                        ---------------------------
  Net increase (decrease) in net assets resulting
     from operations                                      (3,624,196)    76,544,984
                                                        ---------------------------
CAPITAL TRANSACTIONS:
  Proceeds from contributions                             48,259,229     54,156,642
  Value of withdrawals                                   (40,312,687)   (43,888,538)
                                                        ---------------------------
  Net increase in net assets derived
      from capital transactions                            7,946,542     10,268,104
                                                        ---------------------------
NET ASSETS:
  Total increase in net assets                             4,322,346     86,813,088
  Beginning of period                                    286,216,046    199,402,958
                                                        ---------------------------
  End of period                                         $290,538,392   $286,216,046
                                                        ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  87

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                                 JUNE 30,                          YEAR ENDED DECEMBER 31,
                               --------------------------------------------------------------------------------------
                                   2010             2009          2008          2007            2006             2005
                               --------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN:
Total Investment return           (0.91)%(1)       37.08%       (39.13)%        5.22%          15.92%           10.58%
                               --------------------------------------------------------------------------------------
RATIOS TO AVERAGE
  NET ASSETS:
Total expenses                     0.09%(2)         0.11%         0.11%         0.08%           0.08%            0.07%
                               --------------------------------------------------------------------------------------
Total expenses after fees
 waived and paid indirectly        0.09%(2)         0.10%         0.11%         0.08%           0.08%            0.07%
                               --------------------------------------------------------------------------------------
Net investment income              1.04%(2)         1.26%         1.47%         1.33%           1.66%            1.25%
                               --------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets,
 end of period (000)           $290,538         $286,216      $199,403      $316,760        $324,343          252,955
                               ======================================================================================
Portfolio turnover                   10%              20%           33%           33%             24%              18%
                               --------------------------------------------------------------------------------------

(1) Aggregate total investment return.
(2) Annualized.

See accompanying notes to financial statements.

================================================================================

88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Series:

VALUATION -- The Series policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  89

================================================================================

at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Series values its investments in BlackRock Liquidity Series, LLC Money Market Series (the "Money Market Series") at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

SEGREGATION AND COLLATERALIZATION -- In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would

================================================================================

90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

SECURITIES LENDING -- The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

INCOME TAXES -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

OTHER -- Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

(2) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument, or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

FINANCIAL FUTURES CONTRACTS -- The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity

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92  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

DERIVATIVE INSTRUMENTS CATEGORIZED BY RISK EXPOSURE:

       FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2010

                                          LIABILITY DERIVATIVES
--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS AND
                        LIABILITIES LOCATION                             VALUE
--------------------------------------------------------------------------------
Equity contracts        Net unrealized appreciation/depreciation*       $454,623
--------------------------------------------------------------------------------

* Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

 THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS SIX MONTHS
                               ENDED JUNE 30, 2010

                        Net Realized Loss from
Equity contracts        Financial Futures Contracts                    $(472,496)
--------------------------------------------------------------------------------
                        Net Change in Unrealized Appreciation/
                        Depreciation on Financial Futures
Equity contracts        Contracts                                      $(723,776)
--------------------------------------------------------------------------------

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

FINANCIAL FUTURES CONTRACTS:

Average number of contracts purchased                                        156
--------------------------------------------------------------------------------
Average notional value of contracts purchased                        $10,835,969
--------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  93

================================================================================

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. ("PNC"), Bank of America Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), the Series investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses to 0.12% of the average daily value of the Series' net assets until May 1, 2011. For the six months ended June 30, 2010, no fees were waived.

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

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94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

For the six months ended June 30, 2010, the Series reimbursed the Manager $2,612 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Master LLC, on behalf of the Series received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned, at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending -- affiliated in the Statement of Operations. For the six months ended June 30, 2010, BIM received $22,306 in securities lending agent fees related to securities lending activities for the Series.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

(4) INVESTMENTS

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $34,937,423 and $29,352,911, respectively.

(5) BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  95

================================================================================

based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous income in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.

(6) CONCENTRATION, MARKET AND CREDIT RISK

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series' Statement of Assets and Liabilities, less any collateral held by the Series.

The Series invests a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting the financials

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96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

(7) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  97

================================================================================

ADVISORY AGREEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Directors (the "Board," and the members of which are referred to as "Board Members") of the Quantitative Master Series LLC (the "Master LLC") met on April 20, 2010 and May 18-19, 2010 to consider the approval of the Master LLC's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Manager"), the Master LLC's investment advisor, on behalf of Master Extended Market Index Series (the "Portfolio"), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the "Sub-Advisory Agreement") between the Manager and BlackRock Investment Management, LLC (the "Sub-Advisor"), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as "BlackRock." The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the "Agreements."

ACTIVITIES AND COMPOSITION OF THE BOARD

The Board consists of thirteen individuals, eleven of whom are not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Board Members"). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive

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98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not "interested persons" of their respective funds.

THE AGREEMENTS

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against an applicable benchmark, as well as senior management and portfolio managers' analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services, such as marketing and distribution and fund accounting; (c) Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions, (e) the Master LLC's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting policies approved by

================================================================================

                                                       ADVISORY AGREEMENTS |  99

================================================================================

the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock's implementation of the Master LLC's valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and
(l) periodic updates on BlackRock's business.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENTS

THE APPROVAL PROCESS: Prior to April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Portfolio fees and expenses as compared with a peer group of funds as determined by Lipper (collectively, "Peers"), and the gross investment performance of the Portfolio as compared with its benchmark index; (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18-19, 2010 Board meeting.

At an in-person meeting held on May 18-19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered:
(a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board's review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY BLACKROCK -- The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of the Dow Jones US Completion Total Stock Market Index, its benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing Portfolio performance and the Portfolio's investment objective, strategies and outlook.

================================================================================

                                                      ADVISORY AGREEMENTS |  101

================================================================================

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Portfolio's portfolio management team, investments by portfolio managers in the funds they manage, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock's compensation structure with respect to the Portfolio's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and noninvestment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments and considered BlackRock's policies and procedures for assuring compliance with applicable laws and regulations.

THE INVESTMENT PERFORMANCE OF THE PORTFOLIO AND BLACKROCK -- The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April 20, 2010 meeting, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to

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102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Portfolio's gross performance was below its benchmark index in the one- and three-year periods reported, but that the Portfolio's performance in the five-year period was better than or equal to its benchmark index. The Board and BlackRock reviewed the reasons for the Portfolio's underperformance during the one- and three-year periods compared with its benchmark index. The Board was informed that, among other things, the Portfolio performed only one basis point below its benchmark index, on a gross basis, for the three-year period.

The Board and BlackRock discussed BlackRock's strategy for improving the Portfolio's performance and BlackRock's commitment to providing the resources necessary to assist the Portfolio's portfolio managers and to improve the Portfolio's performance.

CONSIDERATION OF THE ADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY BLACKROCK AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE PORTFOLIO -- The Board, including the Independent Board Members, reviewed the Portfolio's contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the Portfolio's actual management fees to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock's profitability with

================================================================================

                                                      ADVISORY AGREEMENTS |  103

================================================================================

respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock's assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock's operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock's operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Portfolio's contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Portfolio's Peers, in each case, before taking into account any expense

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104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio's total operating expenses as a percentage of the Portfolio's average daily net assets.

ECONOMIES OF SCALE -- The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.

OTHER FACTORS DEEMED RELEVANT BY THE BOARD MEMBERS -- The Board, including the Independent Board Members, also took into account other ancillary or "fallout" benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock's overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds ("ETFs") on December 1, 2009, and that BlackRock's funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included

================================================================================

                                                      ADVISORY AGREEMENTS |  105

================================================================================

information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund's fees and expenses are too high or if they are dissatisfied with the performance of the fund.

CONCLUSION -- The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock's fee structure, as it applies to the Portfolio, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as allimportant or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members' conclusions may be based in part on their consideration of these arrangements in prior years.

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106  | MASTER EXTENDED MARKET INDEX SERIES

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TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        JP Morgan Chase Bank
ACCOUNTING AGENT                     3 Chase Metrotech
                                     Brooklyn, New York 11245
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


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   37757-0810                                (C)2010, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.